Shareholder Report	2 Months Ended		5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type						N-CSR
Amendment Flag						false
Registrant Name						ProShares Trust
Entity Central Index Key						0001174610
Entity Investment Company Type						N-1A
Document Period End Date						May 31, 2024
C000245674
Shareholder Report [Line Items]
Fund Name					Bitcoin & Ether Equal Weight Strategy ETF
Trading Symbol					BETE
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Bitcoin & Ether Equal Weight Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number					866-776-5125
Additional Information Website					https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BETE	$102	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount					$ 102
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Bitcoin & Ether Equal Weight Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin and ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 122.80%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin & Ether Equal Weight Strategy ETF : $22,280	Bloomberg Bitcoin Index : $25,138	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000	10,000
10/31/2023	11,826	12,814	10,872	9,790
11/30/2023	12,932	14,020	12,272	10,684
12/31/2023	14,299	15,601	13,830	11,169
1/31/2024	14,121	15,835	13,758	11,357
2/29/2024	20,647	23,094	20,434	11,963
3/31/2024	22,429	26,313	21,419	12,348
4/30/2024	18,355	22,080	17,607	11,844
5/31/2024	22,280	25,138	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin & Ether Equal Weight Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Bitcoin & Ether Equal Weight Strategy ETF - NAV	122.80%
Bitcoin & Ether Equal Weight Strategy ETF - Market Price	123.38%
Bloomberg Bitcoin Index	142.35%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 5,611,728	$ 5,611,728	$ 5,611,728	$ 5,611,728	$ 5,611,728	$ 5,611,728
Holdings Count | Holding	4	4	4	4	4	4
Advisory Fees Paid, Amount					$ 20,659
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,611,728 Number of Portfolio Holdings4 Investment Advisory Fees$20,659 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.9%

Material Fund Change [Text Block]
C000171471
Shareholder Report [Line Items]
Fund Name						K-1 Free Crude Oil Strategy ETF
Trading Symbol						OILK
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about K-1 Free Crude Oil Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$78	0.69%

Expenses Paid, Amount						$ 78
Expense Ratio, Percent						0.69%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

K-1 Free Crude Oil Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Volatile, but ultimately higher, oil prices drove performance. For the year ended May 31, 2024, the Fund had a total return of 25.68%. For the same period, the Index had a total return of 27.76% and a volatility of 24.11%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	K-1 Free Crude Oil Strategy ETF : $10,626	Bloomberg Commodity Balanced WTI Crude Oil Index℠ : $13,656	Bloomberg Commodity Index : $14,108
9/26/2016	10,000	10,000	10,000
9/30/2016	10,502	10,424	10,057
12/31/2016	11,196	11,170	10,325
3/31/2017	10,110	10,167	10,084
6/30/2017	8,976	9,102	9,781
9/30/2017	9,969	10,120	10,028
12/31/2017	11,525	11,739	10,500
3/31/2018	12,473	12,776	10,458
6/30/2018	14,313	14,466	10,500
9/30/2018	14,643	14,938	10,288
12/31/2018	9,055	9,338	9,320
3/31/2019	11,736	12,154	9,909
6/30/2019	11,352	11,810	9,791
9/30/2019	10,534	11,027	9,611
12/31/2019	11,917	12,554	10,036
3/31/2020	3,949	4,202	7,698
6/30/2020	3,951	5,193	8,089
9/30/2020	3,959	5,236	8,823
12/31/2020	4,653	6,188	9,722
3/31/2021	5,717	7,581	10,395
6/30/2021	6,994	9,301	11,777
9/30/2021	7,341	9,799	12,554
12/31/2021	7,550	10,104	12,358
3/31/2022	10,297	13,807	15,515
6/30/2022	10,963	14,740	14,637
9/30/2022	8,909	11,996	14,035
12/31/2022	9,663	13,033	14,347
3/31/2023	9,189	12,327	13,578
6/30/2023	8,861	11,789	13,230
9/30/2023	10,917	14,399	13,854
12/31/2023	9,620	12,563	13,212
3/31/2024	10,950	14,167	13,502
5/31/2024	10,626	13,656	14,108
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares K-1 Free Crude Oil Strategy ETF from September 26, 2016 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/26/16)
K-1 Free Crude Oil Strategy ETF - NAV	25.68%	0.39%	0.79%
K-1 Free Crude Oil Strategy ETF - Market Price	26.40%	0.54%	0.82%
Bloomberg Commodity Balanced WTI Crude Oil Index℠	27.76%	16.16%	10.04%
Bloomberg Commodity Index	10.95%	8.14%	4.58%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 133,331,812	$ 133,331,812	$ 133,331,812	$ 133,331,812	$ 133,331,812	$ 133,331,812
Holdings Count | Holding	4	4	4	4	4	4
Advisory Fees Paid, Amount						$ 799,159
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$133,331,812 Number of Portfolio Holdings4 Net Investment Advisory Fees$799,159 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	82.4%

Material Fund Change [Text Block]
C000038822
Shareholder Report [Line Items]
Fund Name						Short Russell2000
Trading Symbol						RWM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$89	0.95%

Expenses Paid, Amount						$ 89
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.05% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short Russell2000 : $3,343	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	9,474.470000	10,532	10,251
9/30/2014	10,141.880000	9,756.850000	10,252.030000
12/31/2014	9,128.700000	10,705.990000	10,789.230000
3/31/2015	8,668.980000	11,167.950000	10,983.440000
6/30/2015	8,571.330000	11,214.860000	10,998.810000
9/30/2015	9,608.650000	9,878.050000	10,201.400000
12/31/2015	9,165.420000	10,232.670000	10,841.030000
3/31/2016	9,156.200000	10,077.130000	10,946.190000
6/30/2016	8,720.920000	10,459.240000	11,234.070000
9/30/2016	7,939.110000	11,405.370000	11,728.370000
12/31/2016	7,236.210000	12,412.860000	12,222.130000
3/31/2017	7,025.420000	12,718.940000	12,923.680000
6/30/2017	6,834.380000	13,031.830000	13,313.980000
9/30/2017	6,460.840000	13,770.730000	13,922.430000
12/31/2017	6,251.650000	14,230.670000	14,805.110000
3/31/2018	6,227.730000	14,219.290000	14,710.360000
6/30/2018	5,788.990000	15,321.280000	15,282.590000
9/30/2018	5,613.560000	15,869.790000	16,370.710000
12/31/2018	6,970.560000	12,664.090000	14,029.700000
3/31/2019	6,092.750000	14,510.510000	15,999.470000
6/30/2019	5,983.680000	14,815.230000	16,655.450000
9/30/2019	6,126.330000	14,459.670000	16,848.650000
12/31/2019	5,586.440000	15,896.960000	18,381.880000
3/31/2020	7,299.580000	11,030.900000	14,540.070000
6/30/2020	5,479.340000	13,834.950000	17,743.240000
9/30/2020	5,147.590000	14,517.020000	19,377.390000
12/31/2020	3,857.240000	19,071.010000	22,222
3/31/2021	3,348.800000	21,493.020000	23,633.090000
6/30/2021	3,175.550000	22,415.070000	25,580.460000
9/30/2021	3,279.290000	21,437.780000	25,554.880000
12/31/2021	3,164.870000	21,896.550000	27,926.370000
3/31/2022	3,350.760000	20,247.740000	26,451.860000
6/30/2022	3,945.600000	16,765.130000	22,034.400000
9/30/2022	3,998.330000	16,397.970000	21,051.660000
12/31/2022	3,743.660000	17,419.560000	22,563.170000
3/31/2023	3,668.400000	17,896.860000	24,183.210000
6/30/2023	3,530.040000	18,829.280000	26,212.180000
9/30/2023	3,785.420000	17,863.340000	25,360.290000
12/31/2023	3,351.680000	20,369.570000	28,421.270000
3/31/2024	3,228.820000	21,424.710000	31,269.080000
5/31/2024	3,343.340000	20,916.950000	31,306.610000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Russell2000 - NAV	- 12.05%	-12.18%	-10.38%
Short Russell2000 - Market Price	-12.07%	-12.19%	-10.38%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 167,504,528	$ 167,504,528	$ 167,504,528	$ 167,504,528	$ 167,504,528	$ 167,504,528
Holdings Count | Holding	13	13	13	13	13	13
Advisory Fees Paid, Amount						$ 1,868,592
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$167,504,528 Number of Portfolio Holdings13 Net Investment Advisory Fees$1,868,592 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95)%
Futures Contracts	(5)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	70.7%
Repurchase Agreements with various counterparties	46.6%

Material Fund Change [Text Block]
C000074110
Shareholder Report [Line Items]
Fund Name						UltraPro MidCap400
Trading Symbol						UMDD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$124	0.95%

Expenses Paid, Amount						$ 124
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 62.01% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro MidCap400 : $26,439	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	11,260.900000	10,414	10,233
9/30/2014	9,835.330000	9,999.180000	10,278.030000
12/31/2014	11,565.750000	10,634.020000	10,812.480000
3/31/2015	13,257.510000	11,199.090000	10,962.780000
6/30/2015	12,672.540000	11,080.380000	10,981.410000
9/30/2015	9,382.290000	10,138.550000	10,246.760000
12/31/2015	9,912.360000	10,402.150000	10,922.020000
3/31/2016	10,678.720000	10,795.350000	11,093.490000
6/30/2016	11,683.520000	11,226.430000	11,381.920000
9/30/2016	12,959.940000	11,691.690000	11,834.920000
12/31/2016	15,788.060000	12,558.800000	12,346.190000
3/31/2017	17,428.100000	13,053.610000	13,054.860000
6/30/2017	18,157.680000	13,310.760000	13,441.290000
9/30/2017	19,629.830000	13,739.370000	14,038.080000
12/31/2017	23,187.090000	14,598.080000	14,954.770000
3/31/2018	21,829.670000	14,485.670000	14,847.090000
6/30/2018	24,137.080000	15,107.110000	15,389.010000
9/30/2018	26,499.100000	15,690.240000	16,520.110000
12/31/2018	14,163.230000	12,978.970000	14,212.250000
3/31/2019	20,560.960000	14,859.620000	16,150.800000
6/30/2019	21,756.070000	15,312.840000	16,822.670000
9/30/2019	20,863.890000	15,299.060000	17,080.060000
12/31/2019	25,025.830000	16,379.170000	18,603.600000
3/31/2020	6,088.590000	11,514.560000	14,776.840000
6/30/2020	9,977.870000	14,286.110000	17,845.990000
9/30/2020	11,105.290000	14,967.560000	19,373.600000
12/31/2020	20,641.740000	18,615.150000	21,938.670000
3/31/2021	28,903.940000	21,122.620000	23,454.630000
6/30/2021	31,470.680000	21,891.480000	25,363.840000
9/30/2021	29,165.260000	21,506.190000	25,452.610000
12/31/2021	35,697.710000	23,226.680000	28,178.590000
3/31/2022	29,257.660000	22,093.220000	26,871.100000
6/30/2022	16,359.950000	18,686.450000	22,566.350000
9/30/2022	14,304.560000	18,226.760000	21,492.190000
12/31/2022	18,031.860000	20,191.610000	23,166.430000
3/31/2023	19,005.420000	20,960.910000	24,825.150000
6/30/2023	20,807.520000	21,977.510000	26,907.980000
9/30/2023	17,463.160000	21,054.450000	26,003.870000
12/31/2023	22,867.860000	23,511.510000	29,067.130000
3/31/2024	28,986.820000	25,850.900000	32,063.950000
5/31/2024	26,438.950000	25,362.320000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro MidCap400 - NAV	62.01%	8.47%	10.21%
UltraPro MidCap400 - Market Price	62.40%	8.46%	10.22%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 33,007,171	$ 33,007,171	$ 33,007,171	$ 33,007,171	$ 33,007,171	$ 33,007,171
Holdings Count | Holding	414	414	414	414	414	414
Advisory Fees Paid, Amount						$ 58,867
InvestmentCompanyPortfolioTurnover						48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$33,007,171 Number of Portfolio Holdings414 Net Investment Advisory Fees$58,867 Portfolio Turnover Rate48%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	219%
Futures Contracts	13%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.5%
GoDaddy, Inc., Class A	0.5%
Williams-Sonoma, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Pure Storage, Inc., Class A	0.5%
Reliance, Inc.	0.4%
Owens Corning	0.4%
Lennox International, Inc.	0.4%
Burlington Stores, Inc.	0.4%
Watsco, Inc.	0.4%

Material Fund Change [Text Block]
C000245659
Shareholder Report [Line Items]
Fund Name					Bitcoin & Ether Market Cap Weight Strategy ETF
Trading Symbol					BETH
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number					866-776-5125
Additional Information Website					https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BETH	$104	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount					$ 104
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Bitcoin & Ether Market Cap Weight Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin and ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 127.59%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin & Ether Market Cap Weight Strategy ETF : $22,759	Bloomberg Bitcoin Index : $25,138	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271	12,814	10,872	9,790
11/30/2023	13,319	14,020	12,272	10,684
12/31/2023	14,683	15,601	13,830	11,169
1/31/2024	14,586	15,835	13,758	11,357
2/29/2024	21,260	23,094	20,434	11,963
3/31/2024	23,560	26,313	21,419	12,348
4/30/2024	19,370	22,080	17,607	11,844
5/31/2024	22,759	25,138	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin & Ether Market Cap Weight Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Bitcoin & Ether Market Cap Weight Strategy ETF - NAV	127.59%
Bitcoin & Ether Market Cap Weight Strategy ETF - Market Price	128.49%
Bloomberg Bitcoin Index	142.35%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 8,141,227	$ 8,141,227	$ 8,141,227	$ 8,141,227	$ 8,141,227	$ 8,141,227
Holdings Count | Holding	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 28,603
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,141,227 Number of Portfolio Holdings3 Investment Advisory Fees$28,603 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.4%

Material Fund Change [Text Block]
C000074111
Shareholder Report [Line Items]
Fund Name						UltraPro Russell2000
Trading Symbol						URTY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$112	0.95%

Expenses Paid, Amount						$ 112
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 34.95% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Russell2000 : $11,487	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	11,633.960000	10,532	10,251
9/30/2014	9,093.510000	9,756.850000	10,252.030000
12/31/2014	11,689.820000	10,705.990000	10,789.230000
3/31/2015	12,995.590000	11,167.950000	10,983.440000
6/30/2015	12,971.750000	11,214.860000	10,998.810000
9/30/2015	8,582.300000	9,878.050000	10,201.400000
12/31/2015	9,282.120000	10,232.670000	10,841.030000
3/31/2016	8,479.570000	10,077.130000	10,946.190000
6/30/2016	9,194.670000	10,459.240000	11,234.070000
9/30/2016	11,690.010000	11,405.370000	11,728.370000
12/31/2016	14,735.570000	12,412.860000	12,222.130000
3/31/2017	15,533.450000	12,718.940000	12,923.680000
6/30/2017	16,377.160000	13,031.830000	13,313.980000
9/30/2017	18,985.800000	13,770.730000	13,922.430000
12/31/2017	20,594.190000	14,230.670000	14,805.110000
3/31/2018	19,808.740000	14,219.290000	14,710.360000
6/30/2018	24,151.220000	15,321.280000	15,282.590000
9/30/2018	26,268.600000	15,869.790000	16,370.710000
12/31/2018	12,455.080000	12,664.090000	14,029.700000
3/31/2019	18,036.190000	14,510.510000	15,999.470000
6/30/2019	18,503.040000	14,815.230000	16,655.450000
9/30/2019	16,507.370000	14,459.670000	16,848.650000
12/31/2019	21,452.830000	15,896.960000	18,381.880000
3/31/2020	4,942.280000	11,030.900000	14,540.070000
6/30/2020	8,167.220000	13,834.950000	17,743.240000
9/30/2020	9,078.160000	14,517.020000	19,377.390000
12/31/2020	19,719.230000	19,071.010000	22,222
3/31/2021	26,564.970000	21,493.020000	23,633.090000
6/30/2021	29,252.080000	22,415.070000	25,580.460000
9/30/2021	24,780.550000	21,437.780000	25,554.880000
12/31/2021	25,395.570000	21,896.550000	27,926.370000
3/31/2022	18,922.970000	20,247.740000	26,451.860000
6/30/2022	9,824.260000	16,765.130000	22,034.400000
9/30/2022	8,588.700000	16,397.970000	21,051.660000
12/31/2022	9,453.580000	17,419.560000	22,563.170000
3/31/2023	9,577.190000	17,896.860000	24,183.210000
6/30/2023	10,521.550000	18,829.280000	26,212.180000
9/30/2023	8,550.780000	17,863.340000	25,360.290000
12/31/2023	11,751.470000	20,369.570000	28,421.270000
3/31/2024	12,837.180000	21,424.710000	31,269.080000
5/31/2024	11,486.810000	20,916.950000	31,306.610000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Russell2000 - NAV	34.95%	-5.50%	1.40%
UltraPro Russell2000 - Market Price	35.25%	-5.48%	1.41%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 489,974,900	$ 489,974,900	$ 489,974,900	$ 489,974,900	$ 489,974,900	$ 489,974,900
Holdings Count | Holding	1,952	1,952	1,952	1,952	1,952	1,952
Advisory Fees Paid, Amount						$ 1,866,468
InvestmentCompanyPortfolioTurnover						526.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$489,974,900 Number of Portfolio Holdings1,952 Net Investment Advisory Fees$1,866,468 Portfolio Turnover Rate526%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	240%
Futures Contracts	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.8%
MicroStrategy, Inc., Class A	0.5%
Comfort Systems USA, Inc.	0.2%
Onto Innovation, Inc.	0.2%
Carvana Co., Class A	0.2%
elf Beauty, Inc.	0.2%
Fabrinet	0.2%
Light & Wonder, Inc.	0.2%
Weatherford International plc	0.2%
Abercrombie & Fitch Co., Class A	0.2%

Material Fund Change [Text Block]
C000059344
Shareholder Report [Line Items]
Fund Name						Large Cap Core Plus
Trading Symbol						CSM
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$51	0.45%

Expenses Paid, Amount						$ 51
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Large Cap Core Plus ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of large cap U.S. equities was the primary driver of performance. For the year ended May 31, 2024, the Fund had a total return of 26.99%. For the same period, the Index had a total return of 27.98% and a volatility of 11.64%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Large Cap Core Plus : $29,343	Credit Suisse 130/30 Large Cap Index : $30,903	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,176	10,060	10,207
9/30/2014	10,311	10,211	10,322
12/31/2014	10,870	10,784	10,831
3/31/2015	10,879	10,805	10,934
6/30/2015	10,796	10,736	10,965
9/30/2015	10,113	10,068	10,259
12/31/2015	10,820	10,786	10,981
3/31/2016	11,142	11,120	11,129
6/30/2016	11,311	11,301	11,402
9/30/2016	11,706	11,711	11,842
12/31/2016	12,310	12,333	12,295
3/31/2017	13,042	13,083	13,040
6/30/2017	13,456	13,516	13,443
9/30/2017	14,100	14,182	14,046
12/31/2017	15,080	15,191	14,978
3/31/2018	15,041	15,175	14,864
6/30/2018	15,347	15,508	15,374
9/30/2018	16,469	16,671	16,560
12/31/2018	13,900	14,097	14,321
3/31/2019	15,739	15,989	16,275
6/30/2019	16,265	16,547	16,975
9/30/2019	16,428	16,739	17,264
12/31/2019	17,963	18,331	18,830
3/31/2020	13,880	14,188	15,139
6/30/2020	16,654	17,052	18,249
9/30/2020	17,914	18,373	19,878
12/31/2020	19,940	20,490	22,293
3/31/2021	21,576	22,209	23,669
6/30/2021	23,536	24,267	25,693
9/30/2021	23,841	24,619	25,842
12/31/2021	26,468	27,379	28,692
3/31/2022	25,639	26,569	27,372
6/30/2022	21,422	22,238	22,965
9/30/2022	20,295	21,106	21,845
12/31/2022	21,743	22,653	23,496
3/31/2023	23,102	24,112	25,258
6/30/2023	24,761	25,891	27,466
9/30/2023	23,775	24,910	26,568
12/31/2023	26,774	28,106	29,673
3/31/2024	29,748	31,288	32,807
5/31/2024	29,343	30,903	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Large Cap Core Plus from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Large Cap Core Plus - NAV	26.99%	13.92%	11.37%
Large Cap Core Plus - Market Price	26.55%	13.90%	11.36%
Credit Suisse 130/30 Large Cap Index	27.98%	14.71%	12.07%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates and have been licensed for use by ProShares. ProShares have not been passed on by Credit Suisse or its affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by Credit Suisse or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 432,756,249	$ 432,756,249	$ 432,756,249	$ 432,756,249	$ 432,756,249	$ 432,756,249
Holdings Count | Holding	311	311	311	311	311	311
Advisory Fees Paid, Amount						$ 1,822,947
InvestmentCompanyPortfolioTurnover						57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$432,756,249 Number of Portfolio Holdings311 Net Investment Advisory Fees$1,822,947 Portfolio Turnover Rate57%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	32%
Swap Agreements (Short)	(30)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.0%
NVIDIA Corp.	4.6%
Apple, Inc.	4.4%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.3%
Visa, Inc., Class A	1.0%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Co.	0.8%

Material Fund Change [Text Block]
C000018466
Shareholder Report [Line Items]
Fund Name						Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup>
Trading Symbol						SH
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$82	0.89%

Expenses Paid, Amount						$ 82
Expense Ratio, Percent						0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.21% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short S&P500® : $2,746	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,790.05	10,207
9/30/2014	9,644.37	10,322.12
12/31/2014	9,129.43	10,831.28
3/31/2015	8,990.97	10,934.25
6/30/2015	8,933.8	10,964.86
9/30/2015	9,430.09	10,258.73
12/31/2015	8,746.1	10,980.94
3/31/2016	8,554.98	11,129.18
6/30/2016	8,305.64	11,402.43
9/30/2016	7,974.52	11,841.66
12/31/2016	7,665.2	12,294.51
3/31/2017	7,226.86	13,040.31
6/30/2017	7,018.71	13,443.26
9/30/2017	6,734.66	14,045.52
12/31/2017	6,335.72	14,978.14
3/31/2018	6,360.86	14,864.31
6/30/2018	6,172.63	15,374.15
9/30/2018	5,770.6	16,559.5
12/31/2018	6,644.26	14,320.66
3/31/2019	5,881.33	16,275.43
6/30/2019	5,682.13	16,975.27
9/30/2019	5,608.27	17,263.85
12/31/2019	5,166.67	18,829.68
3/31/2020	5,964.74	15,139.06
6/30/2020	4,813.9	18,248.63
9/30/2020	4,378.75	19,878.23
12/31/2020	3,870.97	22,293.43
3/31/2021	3,618.3	23,668.94
6/30/2021	3,316.88	25,692.63
9/30/2021	3,282.01	25,841.65
12/31/2021	2,936.32	28,691.98
3/31/2022	3,038.26	27,372.15
6/30/2022	3,554.83	22,965.23
9/30/2022	3,725.34	21,844.53
12/31/2022	3,464.38	23,495.98
3/31/2023	3,265.62	25,258.18
6/30/2023	3,060.59	27,465.74
9/30/2023	3,230.58	26,567.61
12/31/2023	2,950.99	29,673.36
3/31/2024	2,725.62	32,806.87
5/31/2024	2,746.06	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short S&P500® - NAV	- 15.21%	-14.66%	-12.12%
Short S&P500® - Market Price	-15.22%	-14.67%	-12.13%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 987,835,174	$ 987,835,174	$ 987,835,174	$ 987,835,174	$ 987,835,174	$ 987,835,174
Holdings Count | Holding	24	24	24	24	24	24
Advisory Fees Paid, Amount						$ 11,221,414
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$987,835,174 Number of Portfolio Holdings24 Net Investment Advisory Fees$11,221,414 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(90)%
Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	117.6%
Repurchase Agreements with various counterparties	9.1%

Material Fund Change [Text Block]
C000231184
Shareholder Report [Line Items]
Fund Name						Bitcoin Strategy ETF
Trading Symbol						BITO
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Bitcoin Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$157	0.95%

Expenses Paid, Amount						$ 157
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Bitcoin Strategy ETF(the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund primarily invests in bitcoin futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Bitcoin returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended May 31, 2024, the Fund had a total return of 129.66%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin Strategy ETF : $9,564	Bloomberg Bitcoin Index : $11,024	S&P 500® Index : $12,264
10/18/2021	10,000	10,000	10,000
12/31/2021	7,228	7,476	10,654
3/31/2022	7,146	7,436	10,164
6/30/2022	2,903	3,077	8,528
9/30/2022	2,996	3,186	8,111
12/31/2022	2,609	2,695	8,725
3/31/2023	4,453	4,637	9,379
6/30/2023	4,685	4,952	10,199
9/30/2023	4,059	4,386	9,865
12/31/2023	6,188	6,842	11,018
3/31/2024	10,169	11,540	12,182
5/31/2024	9,564	11,024	12,264
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin Strategy ETF from October 18, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/18/21)
Bitcoin Strategy ETF - NAV	129.66%	-1.69%
Bitcoin Strategy ETF - Market Price	129.71%	-1.71%
Bloomberg Bitcoin Index	150.12%	3.80%
S&P 500® Index	28.19%	8.10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 2,079,173,810	$ 2,079,173,810	$ 2,079,173,810	$ 2,079,173,810	$ 2,079,173,810	$ 2,079,173,810
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 15,344,018
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,079,173,810 Number of Portfolio Holdings5 Investment Advisory Fees$15,344,018 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	3%
Futures Contracts	90%
Total	93%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	47.6%
Repurchase Agreements with various counterparties	21.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about December 4, 2023, the Fund’s Investment Objective changed to “ProShares Bitcoin Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin”. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

C000195298
Shareholder Report [Line Items]
Fund Name						Long Online/Short Stores ETF
Trading Symbol						CLIX
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$74	0.65%

Expenses Paid, Amount						$ 74
Expense Ratio, Percent						0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance of online retail compared to bricks and mortar retail drove performance. For the year ended May 31, 2024, the Fund had a total return of 26.42%. For the same period, the Index had a total return of 24.30% and a volatility of 20.61%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Long Online/Short Stores ETF : $10,497	ProShares Long Online/Short Stores Index : $10,498	S&P 500® Index : $22,921
11/14/2017	10,000	10,000	10,000
12/31/2017	9,812	9,826	10,395
3/31/2018	11,333	11,361	10,316
6/30/2018	12,277	12,299	10,670
9/30/2018	11,906	11,930	11,492
12/31/2018	10,498	10,537	9,939
3/31/2019	12,894	12,939	11,295
6/30/2019	13,608	13,651	11,781
9/30/2019	11,796	11,831	11,981
12/31/2019	12,259	12,288	13,068
3/31/2020	13,975	14,013	10,507
6/30/2020	18,201	18,280	12,665
9/30/2020	21,182	21,305	13,796
12/31/2020	23,421	23,597	15,472
3/31/2021	21,196	21,377	16,427
6/30/2021	21,009	21,255	17,831
9/30/2021	17,425	17,661	17,934
12/31/2021	14,071	14,300	19,913
3/31/2022	11,920	12,145	18,997
6/30/2022	9,093	9,282	15,938
9/30/2022	8,330	8,511	15,160
12/31/2022	7,496	7,658	16,306
3/31/2023	8,359	8,524	17,529
6/30/2023	8,870	9,011	19,062
9/30/2023	8,900	9,002	18,438
12/31/2023	9,659	9,718	20,594
3/31/2024	10,264	10,278	22,768
5/31/2024	10,497	10,498	22,921
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Long Online/Short Stores ETF from November 14, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (11/14/17)
Long Online/Short Stores ETF - NAV	26.42%	-3.85%	0.74%
Long Online/Short Stores ETF - Market Price	26.29%	-3.87%	0.73%
ProShares Long Online/Short Stores Index	24.30%	-3.90%	0.75%
S&P 500® Index	28.19%	15.79%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Solactive AG serves as index calculation agent for these indexes and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC ("ProShares").

AssetsNet	$ 10,523,384	$ 10,523,384	$ 10,523,384	$ 10,523,384	$ 10,523,384	$ 10,523,384
Holdings Count | Holding	27	27	27	27	27	27
Advisory Fees Paid, Amount						$ 122,508
InvestmentCompanyPortfolioTurnover						95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,523,384 Number of Portfolio Holdings27 Net Investment Advisory Fees$122,508 Portfolio Turnover Rate95%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	9%
Swap Agreements (Short)	(50)%
Total	50%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.0%
PDD Holdings, Inc. (ADR)	9.7%
eBay, Inc.	8.4%
Chewy, Inc., Class A	4.7%
Coupang, Inc.	4.1%
Williams-Sonoma, Inc.	4.0%
Alibaba Group Holding Ltd. (ADR)	3.9%
Buckle, Inc. (The)	3.9%
Etsy, Inc.	3.9%
Carvana Co., Class A	3.7%

Material Fund Change [Text Block]
C000038823
Shareholder Report [Line Items]
Fund Name						Short SmallCap600
Trading Symbol						SBB
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$89	0.95%

Expenses Paid, Amount						$ 89
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -13.25% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short SmallCap600 : $2,951	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,531.020000	10,472	10,233
9/30/2014	10,144.840000	9,767.610000	10,278.030000
12/31/2014	9,134.660000	10,729.280000	10,812.480000
3/31/2015	8,713.790000	11,154.580000	10,962.780000
6/30/2015	8,646.090000	11,175.770000	10,981.410000
9/30/2015	9,423.010000	10,139.780000	10,246.760000
12/31/2015	8,988.130000	10,516.980000	10,922.020000
3/31/2016	8,635.140000	10,796.730000	11,093.490000
6/30/2016	8,257.930000	11,172.090000	11,381.920000
9/30/2016	7,652.310000	11,976.610000	11,834.920000
12/31/2016	6,832.290000	13,310.080000	12,346.190000
3/31/2017	6,723.580000	13,451.690000	13,054.860000
6/30/2017	6,587.490000	13,681.720000	13,441.290000
9/30/2017	6,202.040000	14,497.150000	14,038.080000
12/31/2017	5,960.460000	15,071.230000	14,954.770000
3/31/2018	5,899.020000	15,157.140000	14,847.090000
6/30/2018	5,425.130000	16,486.420000	15,389.010000
9/30/2018	5,194.390000	17,262.930000	16,520.110000
12/31/2018	6,442.480000	13,793.080000	14,212.250000
3/31/2019	5,778.010000	15,394.460000	16,150.800000
6/30/2019	5,679.010000	15,682.330000	16,822.670000
9/30/2019	5,682.440000	15,650.970000	17,080.060000
12/31/2019	5,257.900000	16,935.910000	18,603.600000
3/31/2020	7,101.140000	11,408.030000	14,776.840000
6/30/2020	5,419.880000	13,910.950000	17,845.990000
9/30/2020	5,173.090000	14,351.930000	19,373.600000
12/31/2020	3,866.580000	18,845.520000	21,938.670000
3/31/2021	3,205.400000	22,282.940000	23,454.630000
6/30/2021	3,031.960000	23,287.900000	25,363.840000
9/30/2021	3,081.720000	22,626.530000	25,452.610000
12/31/2021	2,880.210000	23,902.660000	28,178.590000
3/31/2022	3,006.280000	22,559.330000	26,871.100000
6/30/2022	3,431.270000	19,376.210000	22,566.350000
9/30/2022	3,596.210000	18,368.650000	21,492.190000
12/31/2022	3,282.600000	20,056.730000	23,166.430000
3/31/2023	3,220.960000	20,572.190000	24,825.150000
6/30/2023	3,150.870000	21,267.530000	26,907.980000
9/30/2023	3,362.720000	20,219.040000	26,003.870000
12/31/2023	2,942.130000	23,276.160000	29,067.130000
3/31/2024	2,899.800000	23,848.750000	32,063.950000
5/31/2024	2,951.240000	23,646.030000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short SmallCap600 - NAV	- 13.25%	-13.51%	-11.49%
Short SmallCap600 - Market Price	-12.86%	-13.48%	-11.48%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 5,949,608	$ 5,949,608	$ 5,949,608	$ 5,949,608	$ 5,949,608	$ 5,949,608
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 22,447
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,949,608 Number of Portfolio Holdings6 Net Investment Advisory Fees$22,447 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	94.6%

Material Fund Change [Text Block]
C000074109
Shareholder Report [Line Items]
Fund Name						UltraPro S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup>
Trading Symbol						UPRO
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$126	0.91%

Expenses Paid, Amount						$ 126
Expense Ratio, Percent						0.91%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro S&P500®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 77.20% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro S&P500® : $80,421	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	10,605.630000	10,207
9/30/2014	10,836.450000	10,322.120000
12/31/2014	12,254.720000	10,831.280000
3/31/2015	12,364.450000	10,934.250000
6/30/2015	12,307.650000	10,964.860000
9/30/2015	9,693.870000	10,258.730000
12/31/2015	11,636.190000	10,980.940000
3/31/2016	11,748.640000	11,129.180000
6/30/2016	12,385.340000	11,402.430000
9/30/2016	13,689.560000	11,841.660000
12/31/2016	15,139.360000	12,294.510000
3/31/2017	17,856.310000	13,040.310000
6/30/2017	19,294.920000	13,443.260000
9/30/2017	21,678.880000	14,045.520000
12/31/2017	25,929.010000	14,978.140000
3/31/2018	24,280.470000	14,864.310000
6/30/2018	26,141.230000	15,374.150000
9/30/2018	32,015.700000	16,559.500000
12/31/2018	19,467.830000	14,320.660000
3/31/2019	27,689.470000	16,275.430000
6/30/2019	30,563.980000	16,975.270000
9/30/2019	31,097.480000	17,263.850000
12/31/2019	39,492.900000	18,829.680000
3/31/2020	15,614.150000	15,139.060000
6/30/2020	25,151.060000	18,248.630000
9/30/2020	31,660.960000	19,878.230000
12/31/2020	43,526.830000	22,293.430000
3/31/2021	50,878.080000	23,668.940000
6/30/2021	64,134	25,692.630000
9/30/2021	64,274.330000	25,841.650000
12/31/2021	86,167.090000	28,691.980000
3/31/2022	71,860.820000	27,372.150000
6/30/2022	39,447.850000	22,965.230000
9/30/2022	32,159.630000	21,844.530000
12/31/2022	37,221.570000	23,495.980000
3/31/2023	43,950.220000	25,258.180000
6/30/2023	54,198.010000	27,465.740000
9/30/2023	47,048.070000	26,567.610000
12/31/2023	62,691.220000	29,673.360000
3/31/2024	81,209.550000	32,806.870000
5/31/2024	80,420.920000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro S&P500® - NAV	77.20%	26.20%	23.18%
UltraPro S&P500® - Market Price	77.37%	26.28%	23.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 3,441,238,858	$ 3,441,238,858	$ 3,441,238,858	$ 3,441,238,858	$ 3,441,238,858	$ 3,441,238,858
Holdings Count | Holding	520	520	520	520	520	520
Advisory Fees Paid, Amount						$ 21,334,881
InvestmentCompanyPortfolioTurnover						18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,441,238,858 Number of Portfolio Holdings520 Net Investment Advisory Fees$21,334,881 Portfolio Turnover Rate18%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	229%
Futures Contracts	10%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	4.2%
Apple, Inc.	3.8%
NVIDIA Corp.	3.7%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.4%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Co.	0.9%
JPMorgan Chase & Co.	0.8%
Broadcom, Inc.	0.8%

Material Fund Change [Text Block]
C000231749
Shareholder Report [Line Items]
Fund Name					Ether Strategy ETF
Trading Symbol					EETH
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Ether Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number					866-776-5125
Additional Information Website					https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EETH	$99	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount					$ 99
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ether Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund primarily invests in ether futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 113.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Ether Strategy ETF : $21,395	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000
10/31/2023	10,918	10,872	9,790
11/30/2023	12,172	12,272	10,684
12/31/2023	13,572	13,830	11,169
1/31/2024	13,292	13,758	11,357
2/29/2024	19,713	20,434	11,963
3/31/2024	20,454	21,419	12,348
4/30/2024	16,535	17,607	11,844
5/31/2024	21,395	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ether Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Ether Strategy ETF - NAV	113.95%
Ether Strategy ETF - Market Price	114.26%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 102,205,664	$ 102,205,664	$ 102,205,664	$ 102,205,664	$ 102,205,664	$ 102,205,664
Holdings Count | Holding	2	2	2	2	2	2
Advisory Fees Paid, Amount					$ 239,038
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$102,205,664 Number of Portfolio Holdings2 Investment Advisory Fees$239,038 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	98%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	63.2%

Material Fund Change [Text Block]
C000204726
Shareholder Report [Line Items]
Fund Name						Online Retail ETF
Trading Symbol						ONLN
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$69	0.58%

Expenses Paid, Amount						$ 69
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Online Retail ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index

(the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A significant holding in Amazon as well as continued strong penetration of online retail drove performance. For the year ended May 31, 2024, the Fund had a total return of 37.88%. For the same period, the Index had a total return of 38.66% and a volatility of 24.68%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Online Retail ETF : $10,269	ProShares Online Retail Index : $10,603	S&P Global 1200 Index : $18,207
7/13/2018	10,000	10,000	10,000
9/30/2018	9,601	9,614	10,279
12/31/2018	7,564	7,583	8,952
3/31/2019	9,571	9,609	10,050
6/30/2019	9,522	9,570	10,463
9/30/2019	8,432	8,488	10,539
12/31/2019	9,085	9,151	11,478
3/31/2020	8,306	8,376	9,100
6/30/2020	12,891	13,024	10,794
9/30/2020	15,769	15,955	11,615
12/31/2020	19,202	19,462	13,265
3/31/2021	19,865	20,167	13,966
6/30/2021	20,475	20,818	15,018
9/30/2021	16,642	16,921	14,921
12/31/2021	14,376	14,637	16,123
3/31/2022	11,610	11,838	15,364
6/30/2022	8,233	8,405	13,012
9/30/2022	7,555	7,724	12,127
12/31/2022	7,179	7,351	13,410
3/31/2023	8,033	8,239	14,442
6/30/2023	8,300	8,526	15,433
9/30/2023	7,840	8,062	14,868
12/31/2023	9,139	9,414	16,547
3/31/2024	9,967	10,280	18,036
5/31/2024	10,269	10,603	18,207
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Online Retail ETF from July 13, 2018 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (7/13/18)
Online Retail ETF - NAV	37.88%	3.11%	0.45%
Online Retail ETF - Market Price	37.84%	3.13%	0.45%
ProShares Online Retail Index	38.66%	3.67%	0.99%
S&P Global 1200 Index	24.99%	13.13%	10.72%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Solactive AG serves as index calculation agent for this index and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG has been licensed for use by ProShare Advisors LLC ("ProShares").

AssetsNet	$ 98,785,694	$ 98,785,694	$ 98,785,694	$ 98,785,694	$ 98,785,694	$ 98,785,694
Holdings Count | Holding	21	21	21	21	21	21
Advisory Fees Paid, Amount						$ 570,841
InvestmentCompanyPortfolioTurnover						81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,785,694 Number of Portfolio Holdings21 Net Investment Advisory Fees$570,841 Portfolio Turnover Rate81%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.1%
PDD Holdings, Inc. (ADR)	10.6%
eBay, Inc.	9.3%
Chewy, Inc., Class A	5.2%
Coupang, Inc.	4.6%
Williams-Sonoma, Inc.	4.4%
Alibaba Group Holding Ltd. (ADR)	4.3%
Buckle, Inc. (The)	4.3%
Etsy, Inc.	4.3%
Carvana Co., Class A	4.1%

Material Fund Change [Text Block]
C000082080
Shareholder Report [Line Items]
Fund Name						Ultra 7-10 Year Treasury
Trading Symbol						UST
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$90	0.95%

Expenses Paid, Amount						$ 90
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -10.63% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra 7-10 Year Treasury : $8,861	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	9,946.33	9,976	9,986
9/30/2014	10,006.79	10,022.75	10,019.95
12/31/2014	10,600.91	10,336.04	10,215.34
3/31/2015	11,104.31	10,598.04	10,381.85
6/30/2015	10,532.82	10,340.5	10,215.74
9/30/2015	11,137.63	10,648.65	10,394.52
12/31/2015	10,805.13	10,504.89	10,296.81
3/31/2016	11,794.26	10,995.47	10,626.31
6/30/2016	12,408.02	11,298.69	10,853.71
9/30/2016	12,228.78	11,240.21	10,818.98
12/31/2016	10,860.01	10,613.06	10,404.61
3/31/2017	11,019.43	10,715.38	10,475.36
6/30/2017	11,274.89	10,865.39	10,598.97
9/30/2017	11,315.88	10,913.2	10,639.25
12/31/2017	11,198.11	10,885.92	10,645.63
3/31/2018	10,714.9	10,682.35	10,520.01
6/30/2018	10,606.98	10,670.6	10,531.58
9/30/2018	10,358.63	10,586.3	10,468.4
12/31/2018	11,053.5	10,983.29	10,737.43
3/31/2019	11,590.62	11,298.51	10,965.07
6/30/2019	12,416.09	11,744.8	11,295.12
9/30/2019	12,985.27	12,064.26	11,566.2
12/31/2019	12,571.17	11,915.87	11,474.83
3/31/2020	15,162.22	13,147.97	12,450.19
6/30/2020	15,329.84	13,243.95	12,477.58
9/30/2020	15,373.61	13,279.71	12,500.04
12/31/2020	14,933.13	13,107.07	12,396.28
3/31/2021	13,230.39	12,345.55	11,859.53
6/30/2021	13,864.42	12,675.18	12,083.67
9/30/2021	13,817.46	12,648.56	12,077.63
12/31/2021	13,840.06	12,704.21	12,110.24
3/31/2022	12,044.31	11,873.36	11,447.81
6/30/2022	10,926.99	11,366.37	11,029.96
9/30/2022	9,633.46	10,707.12	10,524.79
12/31/2022	9,602.04	10,812.05	10,600.57
3/31/2023	10,163.75	11,195.87	10,917.53
6/30/2023	9,610.92	10,987.63	10,765.77
9/30/2023	8,634.3	10,503.08	10,436.34
12/31/2023	9,601.85	11,177.37	11,010.34
3/31/2024	9,203.2	11,026.48	10,911.25
5/31/2024	8,861.47	10,884.24	10,822.87

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra 7-10 Year Treasury - NAV	- 10.63%	-6.07%	-1.20%
Ultra 7-10 Year Treasury - Market Price	-11.03%	-6.14%	-1.20%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 18,905,452	$ 18,905,452	$ 18,905,452	$ 18,905,452	$ 18,905,452	$ 18,905,452
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 38,530
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,905,452 Number of Portfolio Holdings6 Net Investment Advisory Fees$38,530 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	197%
Futures Contracts	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	81.5%
U.S. Treasury Bills	15.7%

Material Fund Change [Text Block]
C000074107
Shareholder Report [Line Items]
Fund Name						UltraPro Short 20+ Year Treasury
Trading Symbol						TTT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$111	0.95%

Expenses Paid, Amount						$ 111
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 33.10% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short 20+ Year Treasury : $3,607	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,003.820000	9,979	9,986
9/30/2014	8,957.570000	10,277.920000	10,019.950000
12/31/2014	6,691.190000	11,239.290000	10,215.340000
3/31/2015	5,685.090000	11,710.750000	10,381.850000
6/30/2015	7,198.150000	10,648.590000	10,215.740000
9/30/2015	5,879.170000	11,215.090000	10,394.520000
12/31/2015	5,953.920000	11,060.320000	10,296.810000
3/31/2016	4,544.700000	11,999.350000	10,626.310000
6/30/2016	3,637.540000	12,810.720000	10,853.710000
9/30/2016	3,587.360000	12,771.880000	10,818.980000
12/31/2016	5,160.620000	11,223.310000	10,404.610000
3/31/2017	4,878.820000	11,382.410000	10,475.360000
6/30/2017	4,282.370000	11,858.190000	10,598.970000
9/30/2017	4,187.200000	11,925.780000	10,639.250000
12/31/2017	3,857.740000	12,233.470000	10,645.630000
3/31/2018	4,256.400000	11,822.420000	10,520.010000
6/30/2018	4,200.990000	11,870.890000	10,531.580000
9/30/2018	4,634.220000	11,510.020000	10,468.400000
12/31/2018	4,118.010000	11,991.140000	10,737.430000
3/31/2019	3,609.160000	12,557.120000	10,965.070000
6/30/2019	3,038.070000	13,325.620000	11,295.120000
9/30/2019	2,359.160000	14,410.320000	11,566.200000
12/31/2019	2,653.260000	13,799.320000	11,474.830000
3/31/2020	1,213.130000	16,902.790000	12,450.190000
6/30/2020	1,179.790000	16,784.470000	12,477.580000
9/30/2020	1,146.570000	16,811.330000	12,500.040000
12/31/2020	1,222.220000	16,293.540000	12,396.280000
3/31/2021	1,865.200000	13,979.860000	11,859.530000
6/30/2021	1,490.940000	15,004.580000	12,083.670000
9/30/2021	1,427.660000	15,019.580000	12,077.630000
12/31/2021	1,253.260000	15,587.320000	12,110.240000
3/31/2022	1,655.190000	13,899.220000	11,447.810000
6/30/2022	2,349.100000	12,211.850000	11,029.960000
9/30/2022	3,083.990000	10,899.080000	10,524.790000
12/31/2022	3,162.400000	10,749.760000	10,600.570000
3/31/2023	2,502.210000	11,450.640000	10,917.530000
6/30/2023	2,713.460000	11,178.120000	10,765.770000
9/30/2023	4,146.650000	9,724.960000	10,436.340000
12/31/2023	2,806.770000	10,981.430000	11,010.340000
3/31/2024	3,181.270000	10,586.100000	10,911.250000
5/31/2024	3,606.580000	10,198.650000	10,822.870000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short 20+ Year Treasury - NAV	33.10%	2.73%	-9.70%
UltraPro Short 20+ Year Treasury - Market Price	33.65%	2.87%	-9.72%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 38,792,979	$ 38,792,979	$ 38,792,979	$ 38,792,979	$ 38,792,979	$ 38,792,979
Holdings Count | Holding	10	10	10	10	10	10
Advisory Fees Paid, Amount						$ 675,366
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$38,792,979 Number of Portfolio Holdings10 Net Investment Advisory Fees$675,366 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300)%
Futures Contracts	(2)%
Total	(302)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	36.0%
Repurchase Agreements with various counterparties	6.2%

Material Fund Change [Text Block]
C000236586
Shareholder Report [Line Items]
Fund Name						Short Bitcoin Strategy ETF
Trading Symbol						BITI
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short Bitcoin Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$67	0.99%

Expenses Paid, Amount						$ 67
Expense Ratio, Percent						0.99%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the Bloomberg Galaxy Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended May 31, 2024, the Fund had a total return of -64.05%. For the same period, the Index had a total return of 150.31% and a volatility of 47.85%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Bitcoin Strategy ETF : $1,923	Bloomberg Galaxy Bitcoin Index : $32,951	S&P 500® Index : $14,820
6/19/2022	10,000	10,000	10,000
6/30/2022	10,819	9,208	10,305
9/30/2022	9,441	9,473	9,802
12/31/2022	9,818	8,084	10,543
3/31/2023	5,123	13,835	11,334
6/30/2023	4,674	14,803	12,324
9/30/2023	5,281	13,111	11,921
12/31/2023	3,320	20,451	13,315
3/31/2024	1,873	34,493	14,721
5/31/2024	1,923	32,951	14,820
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Bitcoin Strategy ETF from June 19, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (6/19/22)
Short Bitcoin Strategy ETF - NAV	- 64.05%	-57.11%
Short Bitcoin Strategy ETF - Market Price	-64.09%	-57.14%
Bloomberg Galaxy Bitcoin Index	150.31%	83.12%
S&P 500® Index	28.19%	20.90%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 78,747,305	$ 78,747,305	$ 78,747,305	$ 78,747,305	$ 78,747,305	$ 78,747,305
Holdings Count | Holding	2	2	2	2	2	2
Advisory Fees Paid, Amount						$ 737,810
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$78,747,305 Number of Portfolio Holdings2 Investment Advisory Fees$737,810 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	68.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index. In the Principal Investment Strategies disclosures related to the underlying index were revised and investments in swap agreements that provide exposure to bitcoin were added. Risks associated with these changes were included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

C000247835
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 High Income ETF
Trading Symbol	IQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of March 18, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
IQQQ	$11	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Nasdaq-100 High Income ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Daily

Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100® and performance for the Fund. For the period March 18, 2024, through May

31, 2024, the Fund had a total return of 3.10%. For the same period, the Index had a total return of 3.38% and a volatility of 15.04%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]

Cumulative Total Return

Fund/Index Name	Since Inception (3/18/24)
Nasdaq-100 High Income ETF - NAV	3.10%
Nasdaq-100 High Income ETF - Market Price	3.03%
Nasdaq-100 Daily Covered Call Index	3.38%
Nasdaq-100® Index	2.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX®, Nasdaq-100 Daily Covered CallTM Index, NDXDCTM, Nasdaq-100 Daily Covered Call OptionTM Index, NDXDCCOTM, Nasdaq-100 Daily Covered Call IncomeTM Index, NDXDCCITM, are registered trademarks of Nasdaq, Inc. (which with its affiliates and third party licensors is referred to as the 'Corporations') and are licensed for use by ProShare Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations.

AssetsNet	$ 22,881,219	$ 22,881,219	$ 22,881,219	$ 22,881,219	$ 22,881,219	$ 22,881,219
Holdings Count | Holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 18,171
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$22,881,219 Number of Portfolio Holdings104 Net Investment Advisory Fees$18,171 Portfolio Turnover Rate3%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	100%
Futures Contracts	13%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.8%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Costco Wholesale Corp.	2.2%
Tesla, Inc.	2.0%
Netflix, Inc.	1.7%

Material Fund Change [Text Block]
C000082081
Shareholder Report [Line Items]
Fund Name						Ultra 20+ Year Treasury
Trading Symbol						UBT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$84	0.95%

Expenses Paid, Amount						$ 84
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -23.91% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra 20+ Year Treasury : $6,450	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	9,945.230000	9,979	9,986
9/30/2014	10,494.230000	10,277.920000	10,019.950000
12/31/2014	12,485.760000	11,239.290000	10,215.340000
3/31/2015	13,439.860000	11,710.750000	10,381.850000
6/30/2015	11,002.750000	10,648.590000	10,215.740000
9/30/2015	12,089.470000	11,215.090000	10,394.520000
12/31/2015	11,681.370000	11,060.320000	10,296.810000
3/31/2016	13,657.590000	11,999.350000	10,626.310000
6/30/2016	15,469.190000	12,810.720000	10,853.710000
9/30/2016	15,242.870000	12,771.880000	10,818.980000
12/31/2016	11,663.250000	11,223.310000	10,404.610000
3/31/2017	11,918.860000	11,382.410000	10,475.360000
6/30/2017	12,851	11,858.190000	10,598.970000
9/30/2017	12,905.390000	11,925.780000	10,639.250000
12/31/2017	13,463.240000	12,233.470000	10,645.630000
3/31/2018	12,462.680000	11,822.420000	10,520.010000
6/30/2018	12,437.450000	11,870.890000	10,531.580000
9/30/2018	11,589.520000	11,510.020000	10,468.400000
12/31/2018	12,451.820000	11,991.140000	10,737.430000
3/31/2019	13,514.790000	12,557.120000	10,965.070000
6/30/2019	15,074.590000	13,325.620000	11,295.120000
9/30/2019	17,398.560000	14,410.320000	11,566.200000
12/31/2019	15,780.530000	13,799.320000	11,474.830000
3/31/2020	22,806.390000	16,902.790000	12,450.190000
6/30/2020	22,241.540000	16,784.470000	12,477.580000
9/30/2020	22,159.690000	16,811.330000	12,500.040000
12/31/2020	20,666.560000	16,293.540000	12,396.280000
3/31/2021	15,195.340000	13,979.860000	11,859.530000
6/30/2021	17,282.390000	15,004.580000	12,083.670000
9/30/2021	17,308.130000	15,019.580000	12,077.630000
12/31/2021	18,253.480000	15,587.320000	12,110.240000
3/31/2022	14,427.390000	13,899.220000	11,447.810000
6/30/2022	10,838.830000	12,211.850000	11,029.960000
9/30/2022	8,604.660000	10,899.080000	10,524.790000
12/31/2022	8,032.840000	10,749.760000	10,600.570000
3/31/2023	9,053.630000	11,450.640000	10,917.530000
6/30/2023	8,449.340000	11,178.120000	10,765.770000
9/30/2023	6,247.250000	9,724.960000	10,436.340000
12/31/2023	7,740.560000	10,981.430000	11,010.340000
3/31/2024	7,049.580000	10,586.100000	10,911.250000
5/31/2024	6,449.940000	10,198.650000	10,822.870000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra 20+ Year Treasury - NAV	- 23.91%	-15.23%	-4.29%
Ultra 20+ Year Treasury - Market Price	-24.25%	-15.35%	-4.27%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 91,715,821	$ 91,715,821	$ 91,715,821	$ 91,715,821	$ 91,715,821	$ 91,715,821
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 508,059
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$91,715,821 Number of Portfolio Holdings8 Net Investment Advisory Fees$508,059 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	198%
Futures Contracts	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.2%
U.S. Treasury Bills	27.0%

Material Fund Change [Text Block]
C000074100
Shareholder Report [Line Items]
Fund Name						UltraPro Short Dow30℠
Trading Symbol						SDOW
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$79	0.95%

Expenses Paid, Amount						$ 79
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -33.49% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short Dow30℠ : $110	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,764.450000	10,075	10,207
9/30/2014	9,122.720000	10,263.750000	10,322.120000
12/31/2014	7,611.860000	10,797.800000	10,831.280000
3/31/2015	7,300.250000	10,832.990000	10,934.250000
6/30/2015	7,253.710000	10,801.570000	10,964.860000
9/30/2015	8,466.500000	10,047.620000	10,258.730000
12/31/2015	6,560.330000	10,821.290000	10,980.940000
3/31/2016	5,877.800000	11,059.360000	11,129.180000
6/30/2016	5,395.190000	11,288.160000	11,402.430000
9/30/2016	4,908.510000	11,601.770000	11,841.660000
12/31/2016	3,792.780000	12,606.550000	12,294.510000
3/31/2017	3,251.240000	13,260.860000	13,040.310000
6/30/2017	2,894.020000	13,784.660000	13,443.260000
9/30/2017	2,467.310000	14,553.840000	14,045.520000
12/31/2017	1,813.300000	16,148.940000	14,978.140000
3/31/2018	1,827.450000	15,832.430000	14,864.310000
6/30/2018	1,743.790000	16,031.910000	15,374.150000
9/30/2018	1,336.260000	17,575.790000	16,559.500000
12/31/2018	1,800.640000	15,587.970000	14,320.660000
3/31/2019	1,282.350000	17,428.900000	16,275.430000
6/30/2019	1,172.110000	17,988.370000	16,975.270000
9/30/2019	1,098.920000	18,317.560000	17,263.850000
12/31/2019	908.250000	19,539.340000	18,829.680000
3/31/2020	1,150.740000	15,098.050000	15,139.060000
6/30/2020	572.650000	17,892.700000	18,248.630000
9/30/2020	432.770000	19,363.480000	19,878.230000
12/31/2020	304.360000	21,441.180000	22,293.430000
3/31/2021	232.610000	23,218.650000	23,668.940000
6/30/2021	196.470000	24,398.160000	25,692.630000
9/30/2021	200.790000	24,041.950000	25,841.650000
12/31/2021	155.530000	25,934.050000	28,691.980000
3/31/2022	168.920000	24,870.750000	27,372.150000
6/30/2022	221.570000	22,189.680000	22,965.230000
9/30/2022	260.140000	20,820.580000	21,844.530000
12/31/2022	161.560000	24,153.960000	23,495.980000
3/31/2023	158.910000	24,378.590000	25,258.180000
6/30/2023	145.530000	25,346.420000	27,465.740000
9/30/2023	160.980000	24,814.140000	26,567.610000
12/31/2023	115.030000	28,062.310000	29,673.360000
3/31/2024	99.890000	29,785.340000	32,806.870000
5/31/2024	109.830000	33,023.010000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short Dow30℠ - NAV	- 33.49%	-40.29%	-36.31%
UltraPro Short Dow30℠ - Market Price	-33.51%	-40.31%	-36.33%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 287,965,923	$ 287,965,923	$ 287,965,923	$ 287,965,923	$ 287,965,923	$ 287,965,923
Holdings Count | Holding	15	15	15	15	15	15
Advisory Fees Paid, Amount						$ 3,185,201
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$287,965,923 Number of Portfolio Holdings15 Net Investment Advisory Fees$3,185,201 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	145.9%
Repurchase Agreements with various counterparties	7.7%

Material Fund Change [Text Block]
C000245638
Shareholder Report [Line Items]
Fund Name				Short Ether Strategy ETF
Trading Symbol				SETH
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Short Ether Strategy ETF (the “Fund”) for the period of November 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Material Fund Change Notice [Text Block]				This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				866-776-5125
Additional Information Website				https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SETH	$39	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Ether Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Ethereum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period November 1, 2023, through May 31, 2024, the Fund had a total return of -57.35%. For the same period, the Index had a total return of 108.82% and a volatility of 51.26%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Ether Strategy ETF : $4,265	Bloomberg Galaxy Ethereum Index : $19,978	S&P 500® Index : $12,884
11/1/2023	10,000	10,000	10,000
11/30/2023	8,921	10,800	11,072
12/31/2023	7,849	12,171	11,575
1/31/2024	7,774	12,107	11,769
2/29/2024	5,144	17,983	12,398
3/31/2024	4,749	18,850	12,797
4/30/2024	5,663	15,494	12,275
5/31/2024	4,265	19,978	12,884
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Ether Strategy ETF from November 1, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	Since Inception (11/1/23)
Short Ether Strategy ETF - NAV	-57.35%
Short Ether Strategy ETF - Market Price	-57.42%
Bloomberg Galaxy Ethereum Index	108.82%
S&P 500® Index	23.33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 6,924,900	$ 6,924,900	$ 6,924,900	$ 6,924,900	$ 6,924,900	$ 6,924,900
Holdings Count | Holding	3	3	3	3	3	3
Advisory Fees Paid, Amount				$ 11,038
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,924,900 Number of Portfolio Holdings3 Investment Advisory Fees$11,038 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	63.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Ether Futures Index to the Bloomberg Galaxy Ethereum Index. Disclosures related to underlying index were revised in the Fund’s Principal Investment Strategies and Principal Risks. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

C000150378
Shareholder Report [Line Items]
Fund Name						Russell 2000 Dividend Growers ETF
Trading Symbol						SMDV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$43	0.40%

Expenses Paid, Amount						$ 43
Expense Ratio, Percent						0.40%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Russell 2000 Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of small cap stocks drove performance, while an overweight to utilities drove underperformance relative to the Russell 2000® . For the year ended May 31, 2024, the Fund had a total return of 15.22%. For the same period, the Index had a total return of 15.67% and a volatility of 18.99%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Russell 2000 Dividend Growers ETF : $19,351	Russell 2000® Dividend Growth Index : $20,148	Russell 3000 Index : $29,490
2/3/2015	10,000	10,000	10,000
3/31/2015	10,137	10,144	10,346
6/30/2015	10,074	10,091	10,360
9/30/2015	9,654	9,680	9,609
12/31/2015	10,245	10,284	10,212
3/31/2016	11,103	11,156	10,311
6/30/2016	12,032	12,104	10,582
9/30/2016	12,270	12,357	11,048
12/31/2016	13,889	14,007	11,513
3/31/2017	13,764	13,895	12,174
6/30/2017	14,183	14,333	12,541
9/30/2017	14,662	14,835	13,114
12/31/2017	14,542	14,728	13,946
3/31/2018	14,160	14,354	13,857
6/30/2018	15,163	15,392	14,396
9/30/2018	15,705	15,963	15,421
12/31/2018	14,439	14,689	13,215
3/31/2019	15,675	15,964	15,071
6/30/2019	16,061	16,376	15,689
9/30/2019	16,148	16,481	15,871
12/31/2019	16,947	17,316	17,315
3/31/2020	12,789	13,098	13,696
6/30/2020	13,467	13,804	16,713
9/30/2020	13,143	13,482	18,253
12/31/2020	16,112	16,556	20,932
3/31/2021	18,415	18,945	22,262
6/30/2021	18,018	18,555	24,096
9/30/2021	17,563	18,104	24,072
12/31/2021	19,192	19,808	26,306
3/31/2022	18,637	19,247	24,917
6/30/2022	17,033	17,611	20,756
9/30/2022	16,178	16,738	19,830
12/31/2022	18,082	18,729	21,254
3/31/2023	18,081	18,744	22,780
6/30/2023	17,620	18,285	24,691
9/30/2023	16,974	17,627	23,888
12/31/2023	19,690	20,470	26,772
3/31/2024	19,513	20,306	29,454
5/31/2024	19,351	20,148	29,490
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Russell 2000 Dividend Growers ETF from February 3, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (2/3/15)
Russell 2000 Dividend Growers ETF - NAV	15.22%	4.70%	7.34%
Russell 2000 Dividend Growers ETF - Market Price	15.25%	4.69%	7.34%
Russell 2000® Dividend Growth Index	15.67%	5.14%	7.80%
Russell 3000 Index	27.58%	14.98%	12.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

'Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 2000 Dividend Growth Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 761,151,478	$ 761,151,478	$ 761,151,478	$ 761,151,478	$ 761,151,478	$ 761,151,478
Holdings Count | Holding	103	103	103	103	103	103
Advisory Fees Paid, Amount						$ 3,149,369
InvestmentCompanyPortfolioTurnover						44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,151,478 Number of Portfolio Holdings103 Net Investment Advisory Fees$3,149,369 Portfolio Turnover Rate44%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Kaiser Aluminum Corp.	1.3%
Telephone and Data Systems, Inc.	1.3%
Atrion Corp.	1.2%
Hyster-Yale, Inc.	1.2%
Trinity Industries, Inc.	1.2%
Badger Meter, Inc.	1.2%
Exponent, Inc.	1.1%
LeMaitre Vascular, Inc.	1.1%
Sensient Technologies Corp.	1.1%
Matson, Inc.	1.1%

Material Fund Change [Text Block]
C000038820
Shareholder Report [Line Items]
Fund Name						Ultra Communication Services
Trading Symbol						LTL
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$126	0.95%

Expenses Paid, Amount						$ 126
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Communication Services (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 65.50% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 35.10% and a volatility of 16.23%. The index performance was driven by factors such as inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Communication Services : $15,992	S&P Communication Services Select Sector Index : $17,745	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,249.870000	10,183	10,253
9/30/2014	10,020.950000	10,110.440000	10,246.850000
12/31/2014	9,581.450000	9,948.230000	10,780.710000
3/31/2015	10,260.500000	10,341.590000	10,974.760000
6/30/2015	9,701.520000	10,097.530000	10,989.030000
9/30/2015	8,211.080000	9,357.380000	10,190.130000
12/31/2015	9,290.970000	10,023.620000	10,831.090000
3/31/2016	10,489.720000	10,742.320000	10,931.810000
6/30/2016	12,264.410000	11,689.050000	11,218.230000
9/30/2016	11,528.860000	11,414.210000	11,717.440000
12/31/2016	13,134.720000	12,256.150000	12,202.540000
3/31/2017	11,684.600000	11,629.490000	12,909.070000
6/30/2017	11,606.310000	11,665.540000	13,297.630000
9/30/2017	10,368.730000	11,098.590000	13,905.330000
12/31/2017	9,697.710000	10,802.260000	14,785.540000
3/31/2018	8,209.800000	10,026.660000	14,696.830000
6/30/2018	8,493.910000	10,266.300000	15,265.590000
9/30/2018	9,920.880000	11,170.760000	16,350.980000
12/31/2018	7,577.370000	9,888.350000	14,002.980000
3/31/2019	9,629.360000	11,237.120000	15,969
6/30/2019	9,428.780000	11,207.910000	16,622.130000
9/30/2019	9,229.950000	11,183.250000	16,811.620000
12/31/2019	9,716.510000	11,543.350000	18,331.390000
3/31/2020	6,418.760000	9,701.030000	14,489.130000
6/30/2020	7,739.420000	10,812.770000	17,689.780000
9/30/2020	7,604.920000	10,765.190000	19,294.240000
12/31/2020	9,417.740000	12,043.020000	22,142.070000
3/31/2021	10,899.500000	13,017.300000	23,570.240000
6/30/2021	11,533.490000	13,437.760000	25,524.210000
9/30/2021	11,226.680000	13,306.070000	25,493.580000
12/31/2021	13,204.850000	14,503.620000	27,823.690000
3/31/2022	11,397.140000	13,562.330000	26,321.210000
6/30/2022	8,449.560000	11,810.080000	21,888.720000
9/30/2022	6,636.650000	10,573.570000	20,890.600000
12/31/2022	7,788.790000	11,617.180000	22,390.540000
3/31/2023	8,537.300000	12,236.370000	24,011.620000
6/30/2023	10,524.630000	13,762.250000	26,026.190000
9/30/2023	10,500.120000	13,906.750000	25,169.930000
12/31/2023	12,626.430000	15,442.060000	28,223.040000
3/31/2024	15,665.800000	17,412.460000	31,059.460000
5/31/2024	15,991.970000	17,745.040000	31,099.840000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Communication Services - NAV	65.50%	13.60%	4.81%
Ultra Communication Services - Market Price	65.23%	13.49%	5.19%
S&P Communication Services Select Sector Index	35.10%	13.14%	12.11%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Communication Services Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Communication Services Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 3,213,251	$ 3,213,251	$ 3,213,251	$ 3,213,251	$ 3,213,251	$ 3,213,251
Holdings Count | Holding	28	28	28	28	28	28
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						298.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,213,251 Number of Portfolio Holdings28 Net Investment Advisory Fees$- Portfolio Turnover Rate298%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	132%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Alphabet, Inc.	17.4%
Meta Platforms, Inc., Class A	14.3%
T-Mobile US, Inc.	3.2%
Netflix, Inc.	3.1%
AT&T, Inc.	3.1%
Electronic Arts, Inc.	3.0%
Verizon Communications, Inc.	2.9%
Comcast Corp., Class A	2.8%
Charter Communications, Inc., Class A	2.7%
Walt Disney Co. (The)	2.6%

Material Fund Change [Text Block]
C000074102
Shareholder Report [Line Items]
Fund Name						UltraPro Short MidCap400
Trading Symbol						SMDD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$71	0.95%

Expenses Paid, Amount						$ 71
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the SP MidCap 400® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -49.63% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short MidCap400 : $75	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	8,817.170000	10,414	10,233
9/30/2014	9,777.530000	9,999.180000	10,278.030000
12/31/2014	7,818.600000	10,634.020000	10,812.480000
3/31/2015	6,488.470000	11,199.090000	10,962.780000
6/30/2015	6,581.340000	11,080.380000	10,981.410000
9/30/2015	8,107.120000	10,138.550000	10,246.760000
12/31/2015	7,238.950000	10,402.150000	10,922.020000
3/31/2016	6,073.520000	10,795.350000	11,093.490000
6/30/2016	5,170.190000	11,226.430000	11,381.920000
9/30/2016	4,472.450000	11,691.690000	11,834.920000
12/31/2016	3,535.440000	12,558.800000	12,346.190000
3/31/2017	3,101.060000	13,053.610000	13,054.860000
6/30/2017	2,889.990000	13,310.760000	13,441.290000
9/30/2017	2,607.550000	13,739.370000	14,038.080000
12/31/2017	2,170.750000	14,598.080000	14,954.770000
3/31/2018	2,144.230000	14,485.670000	14,847.090000
6/30/2018	1,878.140000	15,107.110000	15,389.010000
9/30/2018	1,686.190000	15,690.240000	16,520.110000
12/31/2018	2,811.130000	12,978.970000	14,212.250000
3/31/2019	1,848.020000	14,859.620000	16,150.800000
6/30/2019	1,665.890000	15,312.840000	16,822.670000
9/30/2019	1,626.540000	15,299.060000	17,080.060000
12/31/2019	1,319.150000	16,379.170000	18,603.600000
3/31/2020	2,155.440000	11,514.560000	14,776.840000
6/30/2020	834.180000	14,286.110000	17,845.990000
9/30/2020	684.840000	14,967.560000	19,373.600000
12/31/2020	333.950000	18,615.150000	21,938.670000
3/31/2021	211.110000	21,122.620000	23,454.630000
6/30/2021	182.700000	21,891.480000	25,363.840000
9/30/2021	185.360000	21,506.190000	25,452.610000
12/31/2021	140.010000	23,226.680000	28,178.590000
3/31/2022	149.170000	22,093.220000	26,871.100000
6/30/2022	217.370000	18,686.450000	22,566.350000
9/30/2022	220.340000	18,226.760000	21,492.190000
12/31/2022	150.300000	20,191.610000	23,166.430000
3/31/2023	131.030000	20,960.910000	24,825.150000
6/30/2023	113.800000	21,977.510000	26,907.980000
9/30/2023	131.370000	21,054.450000	26,003.870000
12/31/2023	92.870000	23,511.510000	29,067.130000
3/31/2024	70.070000	25,850.900000	32,063.950000
5/31/2024	74.810000	25,362.320000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short MidCap400 - NAV	- 49.63%	-48.61%	-38.71%
UltraPro Short MidCap400 - Market Price	-49.52%	-48.60%	-38.71%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 3,667,337	$ 3,667,337	$ 3,667,337	$ 3,667,337	$ 3,667,337	$ 3,667,337
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,667,337 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(292)%
Futures Contracts	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	74.7%

Material Fund Change [Text Block]
C000248851
Shareholder Report [Line Items]
Fund Name		Ultra Bitcoin ETF
Trading Symbol		BITU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of April 1, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number		866-776-5125
Additional Information Website		https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BITU	$15	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Bitcoin ETF(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were muted during this brief two-month period after a strong rally in cryptocurrencies. For the period April 1, 2024, through May 31, 2024, the Fund had a total return of -12.64%. For the same period, the Index had a total return of -2.75% and a volatility of 473.97%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s index (and its impact on compounding), and other miscellaneous factors.

Average Annual Return [Table Text Block]

Cumulative Total Return

Fund/Index Name	Since Inception (4/1/24)
Ultra Bitcoin ETF - NAV	-12.64%
Ultra Bitcoin ETF - Market Price	-12.55%
Bloomberg Bitcoin Index	-2.75%
S&P 500® Index	0.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 216,941,012	$ 216,941,012	$ 216,941,012	$ 216,941,012	$ 216,941,012	$ 216,941,012
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount		$ 199,459
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$216,941,012 Number of Portfolio Holdings5 Investment Advisory Fees$199,459 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	146%
Futures Contracts	55%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	23.5%
U.S. Treasury Bills	9.1%

Material Fund Change [Text Block]
C000038810
Shareholder Report [Line Items]
Fund Name						Ultra Consumer Discretionary
Trading Symbol						UCC
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$106	0.95%

Expenses Paid, Amount						$ 106
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Consumer Discretionary(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 23.40% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 17.05% and a volatility of 17.33%. The index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Consumer Discretionary : $35,350	S&P Consumer Discretionary Select Sector Index : $26,768	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,283.1	10,199	10,207
9/30/2014	10,429.82	10,306.61	10,322.12
12/31/2014	12,714.8	11,439.16	10,831.28
3/31/2015	13,930.3	12,026.25	10,934.25
6/30/2015	13,728.59	11,976.95	10,964.86
9/30/2015	12,599.07	11,560.15	10,258.73
12/31/2015	13,884.98	12,193.64	10,980.94
3/31/2016	14,023.78	12,333.87	11,129.18
6/30/2016	13,579.71	12,195.21	11,402.43
9/30/2016	14,236.49	12,529.49	11,841.66
12/31/2016	15,034.5	12,923.62	12,294.51
3/31/2017	17,079.48	13,821.89	13,040.31
6/30/2017	17,747.32	14,143.94	13,443.26
9/30/2017	17,737.56	14,201.93	14,045.52
12/31/2017	21,107.08	15,555.37	14,978.14
3/31/2018	21,565.27	15,854.03	14,864.31
6/30/2018	24,198.81	16,911.5	15,374.15
9/30/2018	28,748.42	18,546.84	16,559.5
12/31/2018	20,428.07	15,876.1	14,320.66
3/31/2019	25,855.3	18,001.9	16,275.43
6/30/2019	29,123.66	19,253.04	16,975.27
9/30/2019	28,330.96	19,116.34	17,263.85
12/31/2019	31,137.92	20,152.45	18,829.68
3/31/2020	18,850.33	16,353.71	15,139.06
6/30/2020	29,088.95	20,618.76	18,248.63
9/30/2020	37,196.24	23,478.58	19,878.23
12/31/2020	45,606.1	26,150.44	22,293.43
3/31/2021	48,538.61	27,133.7	23,668.94
6/30/2021	53,248.62	28,528.37	25,692.63
9/30/2021	52,015.89	28,311.55	25,841.65
12/31/2021	55,122.04	29,291.13	28,691.98
3/31/2022	44,382.93	26,587.56	27,372.15
6/30/2022	24,405.92	20,108.17	22,965.23
9/30/2022	24,065.54	20,299.2	21,844.53
12/31/2022	23,459.39	20,425.06	23,495.98
3/31/2023	28,310	22,555.39	25,258.18
6/30/2023	35,794.55	25,681.57	27,465.74
9/30/2023	31,410.46	24,382.08	26,567.61
12/31/2023	37,854.98	27,144.57	29,673.36
3/31/2024	39,321.18	27,996.91	32,806.87
5/31/2024	35,349.76	26,767.84	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Consumer Discretionary - NAV	23.40%	6.66%	13.46%
Ultra Consumer Discretionary - Market Price	23.27%	6.61%	13.53%
S&P Consumer Discretionary Select Sector Index	17.05%	10.78%	11.79%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 13,256,135	$ 13,256,135	$ 13,256,135	$ 13,256,135	$ 13,256,135	$ 13,256,135
Holdings Count | Holding	57	57	57	57	57	57
Advisory Fees Paid, Amount						$ 16,257
InvestmentCompanyPortfolioTurnover						37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,256,135 Number of Portfolio Holdings57 Net Investment Advisory Fees$16,257 Portfolio Turnover Rate37%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	123%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.9%
Tesla, Inc.	10.3%
Home Depot, Inc. (The)	7.0%
McDonald's Corp.	3.1%
Booking Holdings, Inc.	2.9%
Lowe's Cos., Inc.	2.7%
TJX Cos., Inc. (The)	2.5%
NIKE, Inc., Class B	2.5%
Starbucks Corp.	2.0%
Chipotle Mexican Grill, Inc., Class A	1.8%

Material Fund Change [Text Block]
C000214312
Shareholder Report [Line Items]
Fund Name						Russell U.S. Dividend Growers ETF
Trading Symbol						TMDV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$37	0.35%

Expenses Paid, Amount						$ 37
Expense Ratio, Percent						0.35%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Russell U.S. Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the technology sector drove underperformance relative to the Russell 3000® . For the year ended May 31, 2024, the Fund had a total return of 8.02%. For the same period, the Index had a total return of 8.41% and a volatility of 12.48%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Russell U.S. Dividend Growers ETF : $12,969	Russell 3000® Dividend Elite Index : $13,217	Russell 3000 Index : $17,932
11/5/2019	10,000	10,000	10,000
12/31/2019	10,322	10,330	10,529
3/31/2020	8,022	8,049	8,328
6/30/2020	9,210	9,253	10,163
9/30/2020	9,661	9,713	11,099
12/31/2020	10,819	10,891	12,729
3/31/2021	11,805	11,897	13,537
6/30/2021	12,332	12,440	14,652
9/30/2021	11,982	12,098	14,638
12/31/2021	13,347	13,493	15,996
3/31/2022	12,723	12,870	15,151
6/30/2022	11,756	11,903	12,621
9/30/2022	11,095	11,240	12,058
12/31/2022	12,676	12,857	12,924
3/31/2023	12,615	12,805	13,852
6/30/2023	12,767	12,972	15,014
9/30/2023	11,913	12,112	14,526
12/31/2023	12,976	13,205	16,279
3/31/2024	13,406	13,657	17,911
5/31/2024	12,969	13,217	17,932
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Russell U.S. Dividend Growers ETF from November 5, 2019 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF - NAV	8.02%	5.85%
Russell U.S. Dividend Growers ETF - Market Price	8.05%	5.85%
Russell 3000® Dividend Elite Index	8.41%	6.29%
Russell 3000 Index	27.58%	13.65%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Russell 3000® Dividend Elite Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 3000 Dividend Elite Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 7,466,394	$ 7,466,394	$ 7,466,394	$ 7,466,394	$ 7,466,394	$ 7,466,394
Holdings Count | Holding	67	67	67	67	67	67
Advisory Fees Paid, Amount						$ 32,169
InvestmentCompanyPortfolioTurnover						22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,466,394 Number of Portfolio Holdings67 Net Investment Advisory Fees$32,169 Portfolio Turnover Rate22%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.8%
National Fuel Gas Co.	1.8%
Archer-Daniels-Midland Co.	1.8%
ABM Industries, Inc.	1.8%
Air Products and Chemicals, Inc.	1.7%
Walmart, Inc.	1.7%
Aflac, Inc.	1.7%
Dover Corp.	1.7%
Black Hills Corp.	1.7%
California Water Service Group	1.7%

Material Fund Change [Text Block]
C000063928
Shareholder Report [Line Items]
Fund Name						UltraShort MSCI Brazil Capped
Trading Symbol						BZQ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$86	0.95%

Expenses Paid, Amount						$ 86
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort MSCI Brazil Capped(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -19.95% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 20.66%. The index performance was driven by factors such as middling commodity prices which supported Brazilian equity performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort MSCI Brazil Capped : $214	MSCI Brazil 25/50 Index : $9,737	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000	10,000
6/30/2014	8,999	10,511	10,266
9/30/2014	10,240.78	9,575.44	9,907.2
12/31/2014	12,011.36	8,190.23	9,460.88
3/31/2015	14,812.54	7,001.06	9,672.71
6/30/2015	12,407.89	7,470.13	9,739.46
9/30/2015	24,301.06	4,975.85	7,996.09
12/31/2015	23,871.11	4,836.03	8,048.87
3/31/2016	11,903.21	6,190.12	8,508.46
6/30/2016	7,835.01	7,066.94	8,564.75
9/30/2016	5,850.32	7,861.66	9,337.85
12/31/2016	5,335.99	7,987.95	8,948.98
3/31/2017	3,986.23	8,780.2	9,973.19
6/30/2017	4,130.64	8,194.56	10,598.51
9/30/2017	2,710.31	10,018.67	11,434.73
12/31/2017	2,687.22	9,790.24	12,285.48
3/31/2018	2,063.75	10,824.09	12,459.93
6/30/2018	3,660.17	8,036.89	11,468.12
9/30/2018	3,059.35	8,493.38	11,343.12
12/31/2018	2,105.38	9,692.65	10,496.92
3/31/2019	1,708.4	10,487.44	11,537.17
6/30/2019	1,411.15	11,268.76	11,607.54
9/30/2019	1,461.72	10,797.73	11,114.22
12/31/2019	1,091.01	12,369.87	12,430.15
3/31/2020	2,101.49	6,187.41	9,496.63
6/30/2020	1,044.7	7,571.54	11,213.62
9/30/2020	1,026.66	7,348.18	12,285.64
12/31/2020	514.2	10,006.74	14,705.92
3/31/2021	569.83	9,033.09	15,042.68
6/30/2021	356.81	11,052.89	15,802.34
9/30/2021	521.98	8,855.57	14,523.93
12/31/2021	548.39	8,310.07	14,333.67
3/31/2022	282.99	11,265.96	13,334.61
6/30/2022	450.48	8,542.98	11,807.8
9/30/2022	354.87	9,234.11	10,441.63
12/31/2022	305.09	9,493.58	11,454.47
3/31/2023	302.02	9,236.31	11,908.07
6/30/2023	200.3	10,790.78	12,015.24
9/30/2023	219.95	10,253.4	11,663.2
12/31/2023	155.48	11,875.48	12,579.92
3/31/2024	179.68	10,876.76	12,842.84
5/31/2024	214.42	9,736.87	13,008.52

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Brazil Capped - NAV	- 19.95%	-33.19%	-31.90%
UltraShort MSCI Brazil Capped - Market Price	-19.94%	-33.17%	-31.89%
MSCI Brazil 25/50 Index	11.16%	-0.21%	0.65%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 9,049,329	$ 9,049,329	$ 9,049,329	$ 9,049,329	$ 9,049,329	$ 9,049,329
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,049,329 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	64.7%
Repurchase Agreements with various counterparties	5.9%

Material Fund Change [Text Block]
C000248847
Shareholder Report [Line Items]
Fund Name		UltraShort Bitcoin ETF
Trading Symbol		SBIT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of April 1, 2024 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number		866-776-5125
Additional Information Website		https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SBIT	$15	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were muted during this brief two-month period after a strong rally in cryptocurrencies. For the period April 1, 2024, through May 31, 2024, the Fund had a total return of -6.30%. For the same period, the Index had a total return of -2.75% and a volatility of 47.97%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s index (and its impact on compounding), and other miscellaneous factors.

Average Annual Return [Table Text Block]

Cumulative Total Return

Fund/Index Name	Since Inception (4/1/24)
UltraShort Bitcoin ETF - NAV	-6.30%
UltraShort Bitcoin ETF - Market Price	-6.28%
Bloomberg Bitcoin Index	-2.75%
S&P 500® Index	0.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 10,489,263	$ 10,489,263	$ 10,489,263	$ 10,489,263	$ 10,489,263	$ 10,489,263
Holdings Count | Holding	3	3	3	3	3	3
Advisory Fees Paid, Amount		$ 14,618
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,489,263 Number of Portfolio Holdings3 Investment Advisory Fees$14,618 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	46.8%

Material Fund Change [Text Block]
C000038809
Shareholder Report [Line Items]
Fund Name						Ultra Consumer Staples
Trading Symbol						UGE
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$100	0.95%

Expenses Paid, Amount						$ 100
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Consumer Staples(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 10.19% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.63% and a volatility of 10.55%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Consumer Staples : $26,935	S&P Consumer Staples Select Sector Index : $22,553	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,161.54	9,976	10,207
9/30/2014	10,085.37	9,970.18	10,322.12
12/31/2014	11,418.79	10,650.37	10,831.28
3/31/2015	11,588.44	10,772.19	10,934.25
6/30/2015	11,541.24	10,781.88	10,964.86
9/30/2015	11,058.94	10,626.63	10,258.73
12/31/2015	12,381.05	11,295.04	10,980.94
3/31/2016	13,404.85	11,807.83	11,129.18
6/30/2016	14,150.66	12,184.1	11,402.43
9/30/2016	13,889.88	12,117.61	11,841.66
12/31/2016	13,278.51	11,892.04	12,294.51
3/31/2017	15,361.63	12,832.53	13,040.31
6/30/2017	16,199.02	13,223.92	13,443.26
9/30/2017	15,972.54	13,188.22	14,045.52
12/31/2017	17,647.83	13,916.21	14,978.14
3/31/2018	15,489.17	13,127.16	14,864.31
6/30/2018	15,397.75	13,179.67	15,374.15
9/30/2018	15,617.73	13,352.32	16,559.5
12/31/2018	12,495.1	12,050.47	14,320.66
3/31/2019	15,688.8	13,597.75	16,275.43
6/30/2019	16,265.39	13,943.13	16,975.27
9/30/2019	17,589.49	14,605.43	17,263.85
12/31/2019	19,624.87	15,508.05	18,829.68
3/31/2020	12,161.02	12,682.48	15,139.06
6/30/2020	16,639.89	15,031.27	18,248.63
9/30/2020	22,783.49	17,702.33	19,878.23
12/31/2020	30,657.52	20,653.31	22,293.43
3/31/2021	31,703.21	21,138.66	23,668.94
6/30/2021	34,227.43	22,049.74	25,692.63
9/30/2021	32,936.62	21,716.79	25,841.65
12/31/2021	43,656.33	25,158.9	28,691.98
3/31/2022	38,074.21	23,707.23	27,372.15
6/30/2022	26,806.55	20,172.48	22,965.23
9/30/2022	24,513.87	19,504.77	21,844.53
12/31/2022	23,255.17	19,266.82	23,495.98
3/31/2023	26,189.94	21,160.74	25,258.18
6/30/2023	25,669.77	21,156.51	27,465.74
9/30/2023	21,939.04	19,760.18	26,567.61
12/31/2023	23,833.5	20,841.06	29,673.36
3/31/2024	26,672.73	22,277.01	32,806.87
5/31/2024	26,935.08	22,553.25	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Consumer Staples - NAV	10.19%	13.23%	10.42%
Ultra Consumer Staples - Market Price	9.45%	13.18%	10.40%
S&P Consumer Staples Select Sector Index	9.63%	9.82%	8.53%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 7,815,575	$ 7,815,575	$ 7,815,575	$ 7,815,575	$ 7,815,575	$ 7,815,575
Holdings Count | Holding	43	43	43	43	43	43
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,815,575 Number of Portfolio Holdings43 Net Investment Advisory Fees$- Portfolio Turnover Rate26%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	11.1%
Costco Wholesale Corp.	10.3%
Walmart, Inc.	8.1%
Coca-Cola Co. (The)	7.1%
Philip Morris International, Inc.	3.7%
PepsiCo, Inc.	3.5%
Mondelez International, Inc., Class A	3.0%
Altria Group, Inc.	2.7%
Colgate-Palmolive Co.	2.5%
Target Corp.	2.4%

Material Fund Change [Text Block]
C000131287
Shareholder Report [Line Items]
Fund Name						S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats ETF
Trading Symbol						NOBL
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$38	0.35%

Expenses Paid, Amount						$ 38
Expense Ratio, Percent						0.35%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® but tempered by the Fund’s equal-weight construction and underweight to the technology sector. For the year ended May 31, 2024, the Fund had a total return of 14.35%. For the same period, the Index had a total return of 14.77% and a volatility of 10.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Dividend Aristocrats ETF : $26,466	S&P 500® Dividend Aristocrats® Index : $27,500	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,139	10,143	10,207
9/30/2014	10,240	10,254	10,322
12/31/2014	11,124	11,143	10,831
3/31/2015	11,194	11,223	10,934
6/30/2015	11,038	11,076	10,965
9/30/2015	10,480	10,523	10,259
12/31/2015	11,176	11,247	10,981
3/31/2016	11,913	12,002	11,129
6/30/2016	12,439	12,544	11,402
9/30/2016	12,487	12,604	11,842
12/31/2016	12,451	12,577	12,295
3/31/2017	13,065	13,210	13,040
6/30/2017	13,481	13,643	13,443
9/30/2017	13,954	14,136	14,046
12/31/2017	15,095	15,310	14,978
3/31/2018	14,742	14,968	14,864
6/30/2018	14,862	15,105	15,374
9/30/2018	16,021	16,300	16,560
12/31/2018	14,616	14,893	14,321
3/31/2019	16,422	16,752	16,275
6/30/2019	16,909	17,268	16,975
9/30/2019	17,527	17,916	17,264
12/31/2019	18,628	19,060	18,830
3/31/2020	14,287	14,621	15,139
6/30/2020	16,805	17,215	18,249
9/30/2020	18,106	18,565	19,878
12/31/2020	20,178	20,713	22,293
3/31/2021	21,871	22,473	23,669
6/30/2021	23,116	23,777	25,693
9/30/2021	22,688	23,356	25,842
12/31/2021	25,320	26,095	28,692
3/31/2022	24,538	25,310	27,372
6/30/2022	22,188	22,903	22,965
9/30/2022	20,877	21,561	21,845
12/31/2022	23,673	24,476	23,496
3/31/2023	24,080	24,916	25,258
6/30/2023	25,015	25,908	27,466
9/30/2023	23,638	24,499	26,568
12/31/2023	25,581	26,539	29,673
3/31/2024	27,368	28,421	32,807
5/31/2024	26,466	27,500	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Dividend Aristocrats ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
S&P 500® Dividend Aristocrats ETF - NAV	14.35%	10.89%	10.22%
S&P 500® Dividend Aristocrats ETF - Market Price	14.27%	10.89%	10.21%
S&P 500® Dividend Aristocrats® Index	14.77%	11.27%	10.64%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 11,808,758,037	$ 11,808,758,037	$ 11,808,758,037	$ 11,808,758,037	$ 11,808,758,037	$ 11,808,758,037
Holdings Count | Holding	67	67	67	67	67	67
Advisory Fees Paid, Amount						$ 40,392,091
InvestmentCompanyPortfolioTurnover						21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,808,758,037 Number of Portfolio Holdings67 Net Investment Advisory Fees$40,392,091 Portfolio Turnover Rate21%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
CH Robinson Worldwide, Inc.	1.9%
NextEra Energy, Inc.	1.8%
Air Products and Chemicals, Inc.	1.7%
Amcor plc	1.7%
Walmart, Inc.	1.7%
Chubb Ltd.	1.6%
Brown & Brown, Inc.	1.6%
Albemarle Corp.	1.6%
Aflac, Inc.	1.6%
Essex Property Trust, Inc.	1.6%

Material Fund Change [Text Block]
C000230310
Shareholder Report [Line Items]
Fund Name						Big Data Refiners ETF
Trading Symbol						DAT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$66	0.58%

Expenses Paid, Amount						$ 66
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Big Data Refiners ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. While the Fund’s holdings had strong positive performance, the absence of the “Magnificent 7” stocks drove modest underperformance relative to the Nasdaq-100® and the S&P 500® Technology Sector. For the year ended May 31, 2024, the Fund had a total return of 25.35%. For the same period, the Index had a total return of 26.39% and a volatility of 24.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (9/29/21)
Big Data Refiners ETF - NAV	25.35%	-6.19%
Big Data Refiners ETF - Market Price	25.42%	-6.12%
FactSet Big Data Refiners Index	26.39%	-5.75%
S&P Global 1200 Index	24.99%	7.43%

AssetsNet	$ 6,746,176	$ 6,746,176	$ 6,746,176	$ 6,746,176	$ 6,746,176	$ 6,746,176
Holdings Count | Holding	28	28	28	28	28	28
Advisory Fees Paid, Amount						$ 25,300
InvestmentCompanyPortfolioTurnover						33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,746,176 Number of Portfolio Holdings28 Net Investment Advisory Fees$25,300 Portfolio Turnover Rate33%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
MicroStrategy, Inc., Class A	13.2%
CommVault Systems, Inc.	6.5%
Zebra Technologies Corp., Class A	5.9%
Nutanix, Inc., Class A	5.6%
Tyler Technologies, Inc.	5.3%
Confluent, Inc., Class A	5.2%
Informatica, Inc., Class A	5.2%
Palantir Technologies, Inc., Class A	4.9%
Nice Ltd. (ADR)	4.4%
Elastic NV	4.3%

Material Fund Change [Text Block]
C000051858
Shareholder Report [Line Items]
Fund Name						UltraShort MSCI Japan
Trading Symbol						EWV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$83	0.95%

Expenses Paid, Amount						$ 83
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort MSCI Japan(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -26.18% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 18.63% and a volatility of 15.95%. The index performance was driven by factors such as decent underlying performance plus the depreciation of the Yen drove performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort MSCI Japan : $1,673	MSCI Japan Index : $18,432	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000	10,000
6/30/2014	9,079.64	10,523	10,096
9/30/2014	9,371.33	10,280.44	9,502.76
12/31/2014	9,827.15	10,031.56	9,163.32
3/31/2015	7,745.94	11,055.68	9,610.31
6/30/2015	7,190.74	11,400.61	9,669.89
9/30/2015	8,567.39	10,066.74	8,680.66
12/31/2015	7,339.53	11,011	9,089.52
3/31/2016	7,914.45	10,308.5	8,861.37
6/30/2016	7,372.47	10,415.04	8,731.8
9/30/2016	6,105.44	11,327.01	9,293.63
12/31/2016	6,232.83	11,310.71	9,227.32
3/31/2017	5,571.73	11,835.81	9,895.88
6/30/2017	5,045	12,450.09	10,501.5
9/30/2017	4,673.58	12,944.36	11,068.59
12/31/2017	3,975.31	14,043.33	11,536.79
3/31/2018	3,788.26	14,159.89	11,360.27
6/30/2018	4,095.06	13,763.42	11,219.41
9/30/2018	3,777.32	14,287.8	11,370.87
12/31/2018	5,151.54	12,258.94	9,944.96
3/31/2019	4,403.04	13,098.67	10,937.47
6/30/2019	4,343.53	13,236.21	11,339.97
9/30/2019	4,011.77	13,671.68	11,218.63
12/31/2019	3,599.93	14,720.3	12,135.19
3/31/2020	4,681.35	12,272.31	9,364.73
6/30/2020	3,514.66	13,697.13	10,758.2
9/30/2020	2,977.92	14,647.71	11,274.59
12/31/2020	2,209.35	16,882.95	13,084.17
3/31/2021	2,104.06	17,148.01	13,539.49
6/30/2021	2,088.34	17,100	14,239.49
9/30/2021	1,887.53	17,879.76	14,175.41
12/31/2021	1,981.16	17,171.72	14,556.73
3/31/2022	2,263.28	16,036.67	13,696.42
6/30/2022	2,928.93	13,690.5	11,709.07
9/30/2022	3,362.25	12,640.44	10,613.1
12/31/2022	2,649.71	14,312.77	12,453.42
3/31/2023	2,291.5	15,198.73	13,508.22
6/30/2023	2,049.56	16,174.49	13,906.71
9/30/2023	2,186.35	15,917.32	13,335.15
12/31/2023	1,897.08	17,220.94	14,724.67
3/31/2024	1,551.21	19,027.42	15,559.56
5/31/2024	1,672.62	18,431.86	15,764.94

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Japan - NAV	- 26.18%	-18.80%	-16.37%
UltraShort MSCI Japan - Market Price	-26.05%	-18.70%	-16.38%
MSCI Japan Index	18.63%	7.55%	6.15%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 5,118,096	$ 5,118,096	$ 5,118,096	$ 5,118,096	$ 5,118,096	$ 5,118,096
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,118,096 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	84.9%

Material Fund Change [Text Block]
C000018464
Shareholder Report [Line Items]
Fund Name						Ultra Dow30℠
Trading Symbol						DDM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DDM	$110	0.95%

Expenses Paid, Amount						$ 110
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 32.31% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Dow30℠ : $44,837	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,136.41	10,075	10,207
9/30/2014	10,461.97	10,263.75	10,322.12
12/31/2014	11,484.16	10,797.8	10,831.28
3/31/2015	11,460.19	10,832.99	10,934.25
6/30/2015	11,317.37	10,801.57	10,964.86
9/30/2015	9,664.32	10,047.62	10,258.73
12/31/2015	11,109.11	10,821.29	10,980.94
3/31/2016	11,467.67	11,059.36	11,129.18
6/30/2016	11,845.98	11,288.16	11,402.43
9/30/2016	12,433.88	11,601.77	11,841.66
12/31/2016	14,587.1	12,606.55	12,294.51
3/31/2017	16,030.85	13,260.86	13,040.31
6/30/2017	17,203.29	13,784.66	13,443.26
9/30/2017	19,030.03	14,553.84	14,045.52
12/31/2017	23,249.47	16,148.94	14,978.14
3/31/2018	21,915.9	15,832.43	14,864.31
6/30/2018	22,146.18	16,031.91	15,374.15
9/30/2018	26,302.57	17,575.79	16,559.5
12/31/2018	20,146.88	15,587.97	14,320.66
3/31/2019	24,779.54	17,428.9	16,275.43
6/30/2019	26,019.29	17,988.37	16,975.27
9/30/2019	26,572.61	18,317.56	17,263.85
12/31/2019	29,895.37	19,539.34	18,829.68
3/31/2020	16,079.4	15,098.05	15,139.06
6/30/2020	21,790.59	17,892.7	18,248.63
9/30/2020	25,261.04	19,363.48	19,878.23
12/31/2020	30,547.91	21,441.18	22,293.43
3/31/2021	35,530.84	23,218.65	23,668.94
6/30/2021	38,939.22	24,398.16	25,692.63
9/30/2021	37,517.17	24,041.95	25,841.65
12/31/2021	43,264.78	25,934.05	28,691.98
3/31/2022	39,338.03	24,870.75	27,372.15
6/30/2022	30,709.25	22,189.68	22,965.23
9/30/2022	26,535.17	20,820.58	21,844.53
12/31/2022	34,850.86	24,153.96	23,495.98
3/31/2023	34,782.89	24,378.59	25,258.18
6/30/2023	36,845.33	25,346.42	27,465.74
9/30/2023	34,607.16	24,814.14	26,567.61
12/31/2023	43,320.95	28,062.31	29,673.36
3/31/2024	47,816.32	29,785.34	32,806.87
5/31/2024	44,837.04	33,023.01	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Dow30℠ - NAV	32.31%	14.60%	16.19%
Ultra Dow30℠ - Market Price	32.36%	14.62%	16.21%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 383,950,004	$ 383,950,004	$ 383,950,004	$ 383,950,004	$ 383,950,004	$ 383,950,004
Holdings Count | Holding	41	41	41	41	41	41
Advisory Fees Paid, Amount						$ 2,751,312
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$383,950,004 Number of Portfolio Holdings41 Net Investment Advisory Fees$2,751,312 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	118%
Futures Contracts	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
Goldman Sachs Group, Inc. (The)	5.5%
Microsoft Corp.	5.0%
Caterpillar, Inc.	4.1%
Home Depot, Inc. (The)	4.0%
Amgen, Inc.	3.7%
Visa, Inc., Class A	3.3%
McDonald's Corp.	3.1%
American Express Co.	2.9%
Salesforce, Inc.	2.8%

Material Fund Change [Text Block]
C000160294
Shareholder Report [Line Items]
Fund Name						S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Energy ETF
Trading Symbol						SPXE
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® Ex-Energy ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and roughly in-line performance of the energy sector. For the year ended May 31, 2024, the Fund had a total return of 28.16%. For the same period, the Index had a total return of 28.31% and a volatility of 11.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Energy ETF : $31,993	S&P 500® Ex-Energy Index : $32,682	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,892	9,893	9,888
12/31/2015	10,628	10,640	10,584
3/31/2016	10,743	10,763	10,727
6/30/2016	10,928	10,956	10,990
9/30/2016	11,353	11,392	11,414
12/31/2016	11,748	11,797	11,850
3/31/2017	12,571	12,636	12,569
6/30/2017	13,032	13,110	12,957
9/30/2017	13,585	13,678	13,538
12/31/2017	14,480	14,591	14,437
3/31/2018	14,410	14,528	14,327
6/30/2018	14,803	14,938	14,819
9/30/2018	15,999	16,162	15,961
12/31/2018	13,937	14,082	13,803
3/31/2019	15,800	15,981	15,687
6/30/2019	16,535	16,734	16,362
9/30/2019	16,872	17,089	16,640
12/31/2019	18,415	18,668	18,149
3/31/2020	15,065	15,268	14,592
6/30/2020	18,096	18,363	17,589
9/30/2020	19,846	20,155	19,160
12/31/2020	22,172	22,538	21,488
3/31/2021	23,397	23,800	22,814
6/30/2021	25,358	25,816	24,764
9/30/2021	25,506	25,984	24,908
12/31/2021	28,316	28,870	27,655
3/31/2022	26,668	27,199	26,383
6/30/2022	22,266	22,700	22,135
9/30/2022	21,107	21,517	21,055
12/31/2022	22,540	22,987	22,647
3/31/2023	24,374	24,865	24,345
6/30/2023	26,607	27,155	26,473
9/30/2023	25,559	26,085	25,608
12/31/2023	28,771	29,375	28,601
3/31/2024	31,761	32,438	31,621
5/31/2024	31,993	32,682	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Energy ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Energy ETF - NAV	28.16%	15.64%	14.32%
S&P 500® Ex-Energy ETF - Market Price	28.02%	15.63%	14.31%
S&P 500® Ex-Energy Index	28.31%	15.85%	14.59%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Energy Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. . ProShares based on the S&P 500 Ex-Energy Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 50,841,612	$ 50,841,612	$ 50,841,612	$ 50,841,612	$ 50,841,612	$ 50,841,612
Holdings Count | Holding	483	483	483	483	483	483
Advisory Fees Paid, Amount						$ 36,399
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,841,612 Number of Portfolio Holdings483 Net Investment Advisory Fees$36,399 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	6.6%
NVIDIA Corp.	6.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.4%
Broadcom, Inc.	1.4%

Material Fund Change [Text Block]
C000051854
Shareholder Report [Line Items]
Fund Name						UltraShort Nasdaq Biotechnology
Trading Symbol						BIS
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$89	0.95%

Expenses Paid, Amount						$ 89
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Nasdaq Biotechnology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.17% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 8.95% and a volatility of 16.73%. The index performance was driven by factors such as a strong equity environment. However, the index lagged the Nasdaq-100® due to its smaller size companies and the underperformance of the healthcare sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Nasdaq Biotechnology : $568	Nasdaq Biotechnology® Index : $18,619	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000	10,000
6/30/2014	8,644.850000	10,732	10,309
9/30/2014	7,333.760000	11,428.510000	10,878.940000
12/31/2014	5,591.050000	12,707.360000	11,411.650000
3/31/2015	4,184.080000	14,393.620000	11,711.240000
6/30/2015	3,487.790000	15,477.460000	11,915.020000
9/30/2015	4,668.700000	12,702.350000	11,363.350000
12/31/2015	3,494.060000	14,203.770000	12,523.550000
3/31/2016	5,293.950000	10,953.950000	12,285.600000
6/30/2016	5,024.890000	10,830.800000	12,145.660000
9/30/2016	3,825.280000	12,184.170000	13,446.070000
12/31/2016	4,264.250000	11,171.800000	13,456.230000
3/31/2017	3,382.060000	12,382.580000	15,083.510000
6/30/2017	2,950.240000	13,109.440000	15,715.510000
9/30/2017	2,500.900000	14,124.110000	16,685.160000
12/31/2017	2,677.010000	13,588.810000	17,896.500000
3/31/2018	2,577.590000	13,596.960000	18,460.240000
6/30/2018	2,368.170000	14,015.750000	19,802.300000
9/30/2018	1,900.600000	15,585.510000	21,507.280000
12/31/2018	2,810.110000	12,384.250000	17,902.660000
3/31/2019	2,044.660000	14,308.760000	20,926.420000
6/30/2019	2,094.550000	13,986.810000	29,185.210000
9/30/2019	2,473.340000	12,781.150000	22,097.210000
12/31/2019	1,663.840000	15,493.310000	24,967.640000
3/31/2020	1,751.630000	13,902.150000	22,398.470000
6/30/2020	998.680000	17,641.820000	29,185.210000
9/30/2020	964.440000	17,497.160000	32,868.380000
12/31/2020	732.320000	19,588.070000	37,170.850000
3/31/2021	699.720000	19,480.340000	37,825.060000
6/30/2021	571.050000	21,262.790000	42,129.550000
9/30/2021	561.700000	21,033.150000	42,588.760000
12/31/2021	623.980000	19,592.380000	47,392.770000
3/31/2022	748.220000	17,305.950000	43,170.080000
6/30/2022	837.010000	15,613.430000	33,543.150000
9/30/2022	784.320000	15,721.160000	32,060.540000
12/31/2022	608.120000	17,609.270000	32,047.720000
3/31/2023	629.090000	17,279.980000	38,704.030000
6/30/2023	648.360000	17,115.820000	44,660.580000
9/30/2023	700.130000	16,633.150000	43,383.290000
12/31/2023	569.540000	18,421.220000	49,717.250000
3/31/2024	558.720000	18,712.270000	54,052.590000
5/31/2024	568.130000	18,618.710000	54,960.670000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Nasdaq Biotechnology - NAV	- 12.17%	-25.75%	-24.93%
UltraShort Nasdaq Biotechnology - Market Price	-11.87%	-25.67%	-24.88%
Nasdaq Biotechnology® Index	8.95%	7.77%	6.40%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

AssetsNet	$ 3,500,378	$ 3,500,378	$ 3,500,378	$ 3,500,378	$ 3,500,378	$ 3,500,378
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,500,378 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.2%

Material Fund Change [Text Block]
C000124906
Shareholder Report [Line Items]
Fund Name						DJ Brookfield Global Infrastructure ETF
Trading Symbol						TOLZ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$47	0.45%

Expenses Paid, Amount						$ 47
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Fund performance was driven by strong energy and industrial sector performance, while the absence of technology and relative underperformance of the utility sector caused underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 9.18%. For the same period, the Index had a total return of 8.86% and a volatility of 11.81%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, asset fees, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	DJ Brookfield Global Infrastructure ETF : $14,989	Dow Jones Brookfield Global Infrastructure Composite Index : $14,457	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,423	10,424	10,180
9/30/2014	10,328	10,330	9,976
12/31/2014	10,364	10,365	10,072
3/31/2015	10,202	10,186	10,292
6/30/2015	9,961	9,931	10,353
9/30/2015	9,055	9,003	9,461
12/31/2015	8,921	8,857	9,986
3/31/2016	9,409	9,348	10,003
6/30/2016	10,236	10,155	10,139
9/30/2016	10,438	10,352	10,653
12/31/2016	9,978	9,892	10,875
3/31/2017	10,723	10,604	11,614
6/30/2017	11,011	10,877	12,115
9/30/2017	11,264	11,120	12,747
12/31/2017	11,294	11,151	13,469
3/31/2018	10,619	10,459	13,331
6/30/2018	11,184	11,004	13,517
9/30/2018	11,203	11,016	14,202
12/31/2018	10,393	10,199	12,368
3/31/2019	12,036	11,819	13,886
6/30/2019	12,490	12,260	14,457
9/30/2019	12,712	12,466	14,561
12/31/2019	13,167	12,905	15,858
3/31/2020	10,000	9,750	12,572
6/30/2020	11,316	11,048	14,913
9/30/2020	11,041	10,774	16,048
12/31/2020	11,968	11,677	18,327
3/31/2021	12,703	12,394	19,297
6/30/2021	13,699	13,352	20,750
9/30/2021	13,508	13,159	20,615
12/31/2021	14,420	14,040	22,276
3/31/2022	15,036	14,653	21,227
6/30/2022	14,002	13,596	17,977
9/30/2022	12,557	12,205	16,755
12/31/2022	13,772	13,350	18,528
3/31/2023	14,187	13,764	19,954
6/30/2023	14,149	13,705	21,323
9/30/2023	13,174	12,755	20,543
12/31/2023	14,662	14,182	22,862
3/31/2024	14,772	14,269	24,919
5/31/2024	14,989	14,457	25,156

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Five Years	Ten Years
DJ Brookfield Global Infrastructure ETF - NAV	9.18%	4.46%	4.13%
DJ Brookfield Global Infrastructure ETF - Market Price	9.33%	4.42%	4.13%
Dow Jones Brookfield Global Infrastructure Composite Index	8.86%	4.12%	3.75%
S&P Global 1200 Index	24.99%	13.13%	9.66%

AssetsNet	$ 130,696,166	$ 130,696,166	$ 130,696,166	$ 130,696,166	$ 130,696,166	$ 130,696,166
Holdings Count | Holding	108	108	108	108	108	108
Advisory Fees Paid, Amount						$ 629,519
InvestmentCompanyPortfolioTurnover						10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$130,696,166 Number of Portfolio Holdings108 Net Investment Advisory Fees$629,519 Portfolio Turnover Rate10%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Closed End Funds	1%
Master Limited Partnership	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Enbridge, Inc.	6.7%
American Tower Corp.	5.5%
Vinci SA	5.4%
National Grid plc	4.6%
TC Energy Corp.	3.4%
Williams Cos., Inc. (The)	3.1%
Sempra	3.0%
ONEOK, Inc.	2.9%
Energy Transfer LP	2.8%
Crown Castle, Inc.	2.7%

Material Fund Change [Text Block]
C000038814
Shareholder Report [Line Items]
Fund Name						Ultra Energy
Trading Symbol						DIG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$115	0.95%

Expenses Paid, Amount						$ 115
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Energy(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 42.26% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 18.29%. The index performance was driven by factors such as volatile, though ultimately higher, oil prices and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Energy : $5,286	S&P Energy Select Sector Index : $13,588	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	11,061.980000	10,557	10,207
9/30/2014	9,127.950000	9,638.820000	10,322.120000
12/31/2014	6,786.420000	8,426.190000	10,831.280000
3/31/2015	6,391.890000	8,250.050000	10,934.250000
6/30/2015	6,091.580000	8,090.830000	10,964.860000
9/30/2015	3,948.910000	6,606.970000	10,258.730000
12/31/2015	3,805.940000	6,569.310000	10,980.940000
3/31/2016	3,947.530000	6,802.520000	11,129.180000
6/30/2016	4,788.830000	7,555.830000	11,402.430000
9/30/2016	4,943.550000	7,741.340000	11,841.660000
12/31/2016	5,601.890000	8,294.220000	12,294.510000
3/31/2017	4,835.870000	7,747.750000	13,040.310000
6/30/2017	4,103.960000	7,179.840000	13,443.260000
9/30/2017	4,629.670000	7,666.640000	14,045.520000
12/31/2017	5,196.090000	8,164.970000	14,978.140000
3/31/2018	4,512.860000	7,695.480000	14,864.310000
6/30/2018	5,758.560000	8,775.930000	15,374.150000
9/30/2018	5,760.430000	8,845.260000	16,559.500000
12/31/2018	3,116.100000	6,620.680000	14,320.660000
3/31/2019	4,153.960000	7,718.380000	16,275.430000
6/30/2019	3,790.060000	7,443.610000	16,975.270000
9/30/2019	3,208.770000	6,928.510000	17,263.850000
12/31/2019	3,508.460000	7,308.890000	18,829.680000
3/31/2020	665.920000	3,554.310000	15,139.060000
6/30/2020	1,053.260000	4,693.820000	18,248.630000
9/30/2020	671.170000	3,803.410000	19,878.230000
12/31/2020	1,041.150000	4,879.770000	22,293.430000
3/31/2021	1,707.930000	6,352.480000	23,668.940000
6/30/2021	2,087.330000	7,106.520000	25,692.630000
9/30/2021	1,976.680000	7,009.160000	25,841.650000
12/31/2021	2,241.550000	7,536.250000	28,691.980000
3/31/2022	4,149.550000	10,387.220000	27,372.150000
6/30/2022	3,507.750000	9,795.150000	22,965.230000
9/30/2022	3,608.120000	10,139.940000	21,844.530000
12/31/2022	5,047.760000	12,226.730000	23,495.980000
3/31/2023	4,437.860000	11,663.080000	25,258.180000
6/30/2023	4,203.360000	11,531.290000	27,465.740000
9/30/2023	5,159.260000	12,946.180000	26,567.610000
12/31/2023	4,388.950000	12,124.100000	29,673.360000
3/31/2024	5,515.970000	13,766.910000	32,806.870000
5/31/2024	5,285.910000	13,587.940000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Energy - NAV	42.26%	10.50%	-6.18%
Ultra Energy - Market Price	42.64%	10.57%	-6.04%
S&P Energy Select Sector Index	25.97%	15.37%	3.85%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 118,897,387	$ 118,897,387	$ 118,897,387	$ 118,897,387	$ 118,897,387	$ 118,897,387
Holdings Count | Holding	30	30	30	30	30	30
Advisory Fees Paid, Amount						$ 779,121
InvestmentCompanyPortfolioTurnover						22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$118,897,387 Number of Portfolio Holdings30 Net Investment Advisory Fees$779,121 Portfolio Turnover Rate22%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.3%
Chevron Corp.	12.5%
ConocoPhillips	6.1%
EOG Resources, Inc.	3.2%
Schlumberger NV	2.9%
Marathon Petroleum Corp.	2.9%
Phillips 66	2.7%
Valero Energy Corp.	2.4%
Williams Cos., Inc. (The)	2.2%
ONEOK, Inc.	2.1%

Material Fund Change [Text Block]
C000160295
Shareholder Report [Line Items]
Fund Name						S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Financials ETF
Trading Symbol						SPXN
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® Ex-Financials ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Financials and Real Estate Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and roughly in-line performance of the financial sector. For the year ended May 31, 2024, the Fund had a total return of 27.78%. For the same period, the Index had a total return of 27.94% and a volatility of 11.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Financials ETF : $32,549	S&P 500® Ex-Financials and Real Estate Index : $33,227	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,861	9,862	9,888
12/31/2015	10,566	10,578	10,584
3/31/2016	10,835	10,855	10,727
6/30/2016	11,101	11,129	10,990
9/30/2016	11,496	11,534	11,414
12/31/2016	11,656	11,707	11,850
3/31/2017	12,437	12,502	12,569
6/30/2017	12,788	12,865	12,957
9/30/2017	13,350	13,441	13,538
12/31/2017	14,195	14,304	14,437
3/31/2018	14,106	14,221	14,327
6/30/2018	14,730	14,865	14,819
9/30/2018	15,967	16,129	15,961
12/31/2018	13,763	13,888	13,803
3/31/2019	15,716	15,877	15,687
6/30/2019	16,307	16,484	16,362
9/30/2019	16,528	16,719	16,640
12/31/2019	18,035	18,261	18,149
3/31/2020	14,844	15,025	14,592
6/30/2020	18,062	18,308	17,589
9/30/2020	19,793	20,080	19,160
12/31/2020	21,980	22,319	21,488
3/31/2021	23,042	23,417	22,814
6/30/2021	24,971	25,396	24,764
9/30/2021	25,028	25,472	24,908
12/31/2021	27,926	28,448	27,655
3/31/2022	26,539	27,045	26,383
6/30/2022	22,311	22,726	22,135
9/30/2022	21,218	21,612	21,055
12/31/2022	22,676	23,106	22,647
3/31/2023	24,813	25,294	24,345
6/30/2023	27,153	27,689	26,473
9/30/2023	26,223	26,742	25,608
12/31/2023	29,133	29,722	28,601
3/31/2024	32,207	32,872	31,621
5/31/2024	32,549	33,227	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Financials ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Financials ETF - NAV	27.78%	16.44%	14.55%
S&P 500® Ex-Financials ETF - Market Price	27.61%	16.42%	14.53%
S&P 500® Ex-Financials and Real Estate Index	27.94%	16.67%	14.81%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Financials and Real Estate Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Financials and Real Estate Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 60,442,739	$ 60,442,739	$ 60,442,739	$ 60,442,739	$ 60,442,739	$ 60,442,739
Holdings Count | Holding	403	403	403	403	403	403
Advisory Fees Paid, Amount						$ 42,039
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$60,442,739 Number of Portfolio Holdings403 Net Investment Advisory Fees$42,039 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	8.2%
Apple, Inc.	7.4%
NVIDIA Corp.	7.2%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.7%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Exxon Mobil Corp.	1.4%
Tesla, Inc.	1.3%

Material Fund Change [Text Block]
C000018462
Shareholder Report [Line Items]
Fund Name						UltraShort QQQ
Trading Symbol						QID
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$77	0.95%

Expenses Paid, Amount						$ 77
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort QQQ : $114	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,397.29	10,309
9/30/2014	8,345.08	10,878.94
12/31/2014	7,427.73	11,411.65
3/31/2015	6,934.17	11,711.24
6/30/2015	6,611.03	11,915.02
9/30/2015	6,941.02	11,363.35
12/31/2015	5,590.41	12,523.55
3/31/2016	5,613.85	12,285.6
6/30/2016	5,633.1	12,145.66
9/30/2016	4,557.38	13,446.07
12/31/2016	4,508.03	13,456.23
3/31/2017	3,584.85	15,083.51
6/30/2017	3,282.45	15,715.51
9/30/2017	2,903.7	16,685.16
12/31/2017	2,523.15	17,896.5
3/31/2018	2,296.5	18,460.24
6/30/2018	1,977.87	19,802.3
9/30/2018	1,679.41	21,507.28
12/31/2018	2,273.02	17,902.66
3/31/2019	1,649.11	20,926.42
6/30/2019	1,512.68	21,815.79
9/30/2019	1,457.79	22,097.21
12/31/2019	1,143.73	24,967.64
3/31/2020	1,133.54	22,398.47
6/30/2020	618.91	29,185.21
9/30/2020	461.86	32,868.38
12/31/2020	346.8	37,170.85
3/31/2021	319.68	37,825.06
6/30/2021	252.19	42,129.55
9/30/2021	243.7	42,588.76
12/31/2021	191.28	47,392.77
3/31/2022	213.98	43,170.08
6/30/2022	319.92	33,543.15
9/30/2022	335.19	32,060.54
12/31/2022	317.85	32,047.72
3/31/2023	215.81	38,704.03
6/30/2023	163.78	44,660.58
9/30/2023	175.92	43,383.29
12/31/2023	135.89	49,717.25
3/31/2024	116.72	54,052.59
5/31/2024	114.26	54,960.67

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort QQQ - NAV	- 38.27%	-42.12%	-36.06%
UltraShort QQQ - Market Price	-38.25%	-42.13%	-36.07%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 269,596,847	$ 269,596,847	$ 269,596,847	$ 269,596,847	$ 269,596,847	$ 269,596,847
Holdings Count | Holding	18	18	18	18	18	18
Advisory Fees Paid, Amount						$ 2,706,162
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$269,596,847 Number of Portfolio Holdings18 Net Investment Advisory Fees$2,706,162 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(1)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	111.5%
Repurchase Agreements with various counterparties	2.6%

Material Fund Change [Text Block]
C000144590
Shareholder Report [Line Items]
Fund Name						MSCI EAFE Dividend Growers ETF
Trading Symbol						EFAD
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$52	0.50%

Expenses Paid, Amount						$ 52
Expense Ratio, Percent						0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

MSCI EAFE Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the financial sector drove underperformance compared to the MSCI EAFE index. For the year ended May 31, 2024, the Fund had a total return of 6.20%. For the same period, the Index had a total return of 6.70% and a volatility of 10.82%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	MSCI EAFE Dividend Growers ETF : $11,812	MSCI EAFE Dividend Masters Index : $12,377	MSCI EAFE Index : $16,004
8/19/2014	10,000	10,000	10,000
9/30/2014	9,605	9,614	9,647
12/31/2014	9,296	9,322	9,302
3/31/2015	9,397	9,442	9,756
6/30/2015	9,569	9,626	9,817
9/30/2015	8,984	9,046	8,812
12/31/2015	9,237	9,319	9,228
3/31/2016	9,065	9,159	8,996
6/30/2016	9,074	9,176	8,864
9/30/2016	9,170	9,279	9,435
12/31/2016	8,577	8,694	9,367
3/31/2017	8,969	9,100	10,046
6/30/2017	9,674	9,823	10,661
9/30/2017	10,046	10,216	11,237
12/31/2017	10,441	10,635	11,712
3/31/2018	10,218	10,421	11,533
6/30/2018	10,428	10,639	11,390
9/30/2018	10,503	10,731	11,543
12/31/2018	9,239	9,443	10,096
3/31/2019	10,187	10,425	11,103
6/30/2019	10,442	10,695	11,512
9/30/2019	10,473	10,742	11,389
12/31/2019	11,462	11,786	12,319
3/31/2020	9,038	9,290	9,507
6/30/2020	10,554	10,879	10,921
9/30/2020	11,277	11,641	11,446
12/31/2020	12,528	12,963	13,283
3/31/2021	12,494	12,943	13,745
6/30/2021	13,267	13,756	14,456
9/30/2021	13,471	13,986	14,391
12/31/2021	13,510	14,046	14,778
3/31/2022	12,040	12,520	13,904
6/30/2022	10,313	10,718	11,887
9/30/2022	9,456	9,832	10,774
12/31/2022	10,659	11,103	12,642
3/31/2023	11,263	11,748	13,713
6/30/2023	11,212	11,701	14,118
9/30/2023	10,714	11,192	13,538
12/31/2023	11,934	12,491	14,948
3/31/2024	12,076	12,656	15,796
5/31/2024	11,812	12,377	16,004

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Five Years	Since Inception (8/19/14)
MSCI EAFE Dividend Growers ETF - NAV	6.20%	3.53%	1.72%
MSCI EAFE Dividend Growers ETF - Market Price	6.00%	3.55%	1.73%
MSCI EAFE Dividend Masters Index	6.70%	4.02%	2.21%
MSCI EAFE Index	18.53%	8.04%	4.87%

AssetsNet	$ 76,312,204	$ 76,312,204	$ 76,312,204	$ 76,312,204	$ 76,312,204	$ 76,312,204
Holdings Count | Holding	74	74	74	74	74	74
Advisory Fees Paid, Amount						$ 440,595
InvestmentCompanyPortfolioTurnover						36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$76,312,204 Number of Portfolio Holdings74 Net Investment Advisory Fees$440,595 Portfolio Turnover Rate36%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Tokio Marine Holdings, Inc.	1.5%
Symrise AG, Class A	1.5%
Hikari Tsushin, Inc.	1.5%
Pan Pacific International Holdings Corp.	1.4%
ACS Actividades de Construccion y Servicios SA	1.4%
Unicharm Corp.	1.4%
Mercury NZ Ltd.	1.4%
Astellas Pharma, Inc.	1.4%
ASML Holding NV	1.4%
FUJIFILM Holdings Corp.	1.4%

Material Fund Change [Text Block]
C000038811
Shareholder Report [Line Items]
Fund Name						Ultra Financials
Trading Symbol						UYG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$125	0.95%

Expenses Paid, Amount						$ 125
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Financials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SP Financial Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 63.44% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame by an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Financials : $36,795	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,454.270000	10,242	10,207
9/30/2014	10,633.050000	10,360.090000	10,322.120000
12/31/2014	12,343.190000	11,214.510000	10,831.280000
3/31/2015	12,039.850000	11,130.030000	10,934.250000
6/30/2015	12,256.940000	11,269.150000	10,964.860000
9/30/2015	10,717.620000	10,615.540000	10,258.730000
12/31/2015	11,841.700000	11,223.810000	10,980.940000
3/31/2016	10,775.890000	10,800.670000	11,129.180000
6/30/2016	11,089.470000	11,033.680000	11,402.430000
9/30/2016	12,193.220000	11,617.060000	11,841.660000
12/31/2016	15,534.220000	13,171.060000	12,294.510000
3/31/2017	16,380.030000	13,581.920000	13,040.310000
6/30/2017	17,515.910000	14,096.670000	13,443.260000
9/30/2017	19,064.450000	14,774.720000	14,045.520000
12/31/2017	21,637.280000	15,808.950000	14,978.140000
3/31/2018	20,846.400000	15,666.670000	14,864.310000
6/30/2018	20,601.820000	15,680.770000	15,374.150000
9/30/2018	22,107.160000	16,334.660000	16,559.500000
12/31/2018	16,763.710000	14,389.200000	14,320.660000
3/31/2019	20,625.230000	16,078.500000	16,275.430000
6/30/2019	23,251.540000	17,192.740000	16,975.270000
9/30/2019	24,275.040000	17,706.800000	17,263.850000
12/31/2019	27,834.250000	19,075.530000	18,829.680000
3/31/2020	12,420.820000	13,568.430000	15,139.060000
6/30/2020	15,208.800000	15,466.650000	18,248.630000
9/30/2020	16,201.410000	16,065.210000	19,878.230000
12/31/2020	22,229.370000	18,974.620000	22,293.430000
3/31/2021	27,652.310000	21,299.010000	23,668.940000
6/30/2021	32,412.020000	23,166.930000	25,692.630000
9/30/2021	33,219.680000	23,570.040000	25,841.650000
12/31/2021	37,230.400000	25,106.800000	28,691.980000
3/31/2022	34,698.660000	24,443.980000	27,372.150000
6/30/2022	23,800.410000	20,496.280000	22,965.230000
9/30/2022	20,926.020000	19,424.330000	21,844.530000
12/31/2022	25,315.430000	21,677.550000	23,495.980000
3/31/2023	23,469.100000	21,185.470000	25,258.180000
6/30/2023	25,414.950000	22,314.650000	27,465.740000
9/30/2023	24,309.120000	22,062.500000	26,567.610000
12/31/2023	30,862.160000	25,157.870000	29,673.360000
3/31/2024	38,218.420000	28,292.540000	32,806.870000
5/31/2024	36,794.660000	27,964.340000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Financials - NAV	63.44%	11.90%	13.91%
Ultra Financials - Market Price	63.38%	11.90%	13.91%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 680,638,028	$ 680,638,028	$ 680,638,028	$ 680,638,028	$ 680,638,028	$ 680,638,028
Holdings Count | Holding	80	80	80	80	80	80
Advisory Fees Paid, Amount						$ 4,449,648
InvestmentCompanyPortfolioTurnover						221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$680,638,028 Number of Portfolio Holdings80 Net Investment Advisory Fees$4,449,648 Portfolio Turnover Rate221%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	8.0%
JPMorgan Chase & Co.	6.2%
Visa, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Bank of America Corp.	2.9%
Wells Fargo & Co.	2.3%
Goldman Sachs Group, Inc. (The)	1.6%
S&P Global, Inc.	1.5%
American Express Co.	1.5%
Progressive Corp. (The)	1.3%

Material Fund Change [Text Block]
C000160296
Shareholder Report [Line Items]
Fund Name						S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Health Care ETF
Trading Symbol						SPXV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® Ex-Health Care ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health

Care Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and underperformance of the Health Care sector. For the year ended May 31, 2024, the Fund had a total return of 30.19%. For the same period, the Index had a total return of 30.35% and a volatility of 12.22%. Primary factors  ffecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Health Care ETF : $32,565	S&P 500® Ex-Health Care Index : $33,273	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,950	9,951	9,888
12/31/2015	10,604	10,614	10,584
3/31/2016	10,867	10,887	10,727
6/30/2016	11,057	11,085	10,990
9/30/2016	11,528	11,569	11,414
12/31/2016	12,109	12,167	11,850
3/31/2017	12,787	12,861	12,569
6/30/2017	13,090	13,175	12,957
9/30/2017	13,683	13,783	13,538
12/31/2017	14,698	14,820	14,437
3/31/2018	14,586	14,718	14,327
6/30/2018	15,081	15,231	14,819
9/30/2018	16,062	16,235	15,961
12/31/2018	13,760	13,902	13,803
3/31/2019	15,801	15,981	15,687
6/30/2019	16,543	16,748	16,362
9/30/2019	16,920	17,141	16,640
12/31/2019	18,300	18,554	18,149
3/31/2020	14,509	14,706	14,592
6/30/2020	17,654	17,913	17,589
9/30/2020	19,305	19,606	19,160
12/31/2020	21,765	22,121	21,488
3/31/2021	23,181	23,590	22,814
6/30/2021	25,146	25,612	24,764
9/30/2021	25,248	25,729	24,908
12/31/2021	28,000	28,562	27,655
3/31/2022	26,621	27,160	26,383
6/30/2022	21,919	22,352	22,135
9/30/2022	20,863	21,273	21,055
12/31/2022	22,239	22,683	22,647
3/31/2023	24,393	24,890	24,345
6/30/2023	26,749	27,305	26,473
9/30/2023	25,847	26,385	25,608
12/31/2023	29,067	29,683	28,601
3/31/2024	32,194	32,888	31,621
5/31/2024	32,565	33,273	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Health Care ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Health Care ETF - NAV	30.19%	16.08%	14.55%
S&P 500® Ex-Health Care ETF - Market Price	30.03%	16.06%	14.54%
S&P 500® Ex-Health Care Index	30.35%	16.28%	14.83%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Health Care Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Health Care Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 20,806,112	$ 20,806,112	$ 20,806,112	$ 20,806,112	$ 20,806,112	$ 20,806,112
Holdings Count | Holding	441	441	441	441	441	441
Advisory Fees Paid, Amount						$ 16,059
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$20,806,112 Number of Portfolio Holdings441 Net Investment Advisory Fees$16,059 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.9%
Apple, Inc.	7.1%
NVIDIA Corp.	6.9%
Alphabet, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	1.9%
JPMorgan Chase & Co.	1.5%
Broadcom, Inc.	1.5%
Exxon Mobil Corp.	1.4%

Material Fund Change [Text Block]
C000038865
Shareholder Report [Line Items]
Fund Name						UltraShort Real Estate
Trading Symbol						SRS
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$89	0.95%

Expenses Paid, Amount						$ 89
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Real Estate(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.56% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Real Estate : $1,330	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,754.31	10,032	10,207
9/30/2014	10,182.83	9,764.52	10,322.12
12/31/2014	7,969.85	10,964.14	10,831.28
3/31/2015	7,171.22	11,432.31	10,934.25
6/30/2015	8,536.6	10,395.4	10,964.86
9/30/2015	8,229.07	10,443.21	10,258.73
12/31/2015	7,008.88	11,198.26	10,980.94
3/31/2016	6,139.74	11,774.97	11,129.18
6/30/2016	5,310.54	12,574.94	11,402.43
9/30/2016	5,346.33	12,430.76	11,841.66
12/31/2016	5,574.15	12,044.21	12,294.51
3/31/2017	5,197.1	12,431.54	13,040.31
6/30/2017	4,927.91	12,753.51	13,443.26
9/30/2017	4,803.5	12,897.63	14,045.52
12/31/2017	4,569.84	13,229.1	14,978.14
3/31/2018	5,096.64	12,447.26	14,864.31
6/30/2018	4,390.5	13,415.65	15,374.15
9/30/2018	4,346.91	13,502.85	16,559.5
12/31/2018	4,838.76	12,696.73	14,320.66
3/31/2019	3,551.56	14,865.34	16,275.43
6/30/2019	3,443.7	15,135.89	16,975.27
9/30/2019	2,993.79	16,240.8	17,263.85
12/31/2019	2,955.69	16,369.11	18,829.68
3/31/2020	3,867.62	12,376.68	15,139.06
6/30/2020	2,542.18	14,098.28	18,248.63
9/30/2020	2,360.14	14,390.11	19,878.23
12/31/2020	1,976.33	15,501.03	22,293.43
3/31/2021	1,666.07	16,694.61	23,668.94
6/30/2021	1,314.18	18,644.54	25,692.63
9/30/2021	1,271.42	18,803.02	25,841.65
12/31/2021	948.09	21,544.5	28,691.98
3/31/2022	1,053.52	20,144.11	27,372.15
6/30/2022	1,363.38	17,231.27	22,965.23
9/30/2022	1,659.29	15,437.49	21,844.53
12/31/2022	1,463.2	16,122.92	23,495.98
3/31/2023	1,403.73	16,376.05	25,258.18
6/30/2023	1,372.26	16,672.45	27,465.74
9/30/2023	1,686.26	15,188.61	26,567.61
12/31/2023	1,188.04	18,048.62	29,673.36
3/31/2024	1,221	17,949.35	32,806.87
5/31/2024	1,330.15	17,258.3	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Real Estate - NAV	- 12.56%	-17.90%	-18.27%
UltraShort Real Estate - Market Price	-12.92%	-17.95%	-18.30%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 41,211,399	$ 41,211,399	$ 41,211,399	$ 41,211,399	$ 41,211,399	$ 41,211,399
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 317,244
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$41,211,399 Number of Portfolio Holdings8 Net Investment Advisory Fees$317,244 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	86.1%
U.S. Treasury Bills	33.6%

Material Fund Change [Text Block]
C000115055
Shareholder Report [Line Items]
Fund Name						Merger ETF
Trading Symbol						MRGR
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses Paid, Amount						$ 78
Expense Ratio, Percent						0.75%
AssetsNet	$ 10,045,437	$ 10,045,437	$ 10,045,437	$ 10,045,437	$ 10,045,437	$ 10,045,437
Holdings Count | Holding	58	58	58	58	58	58
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						283.00%
C000160299
Shareholder Report [Line Items]
Fund Name						S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Ex-Technology ETF
Trading Symbol						SPXT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

Expenses Paid, Amount						$ 10
Expense Ratio, Percent						0.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® Ex-Technology ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-

Information Technology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and outperformance of the Technology sector. For the year ended May 31, 2024, the Fund had a total return of 24.05%. For the same period, the Index had a total return of 24.20% and a volatility of

10.30%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Technology ETF : $24,505	S&P 500® Ex-Information Technology Index : $25,317	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,871	9,873	9,888
12/31/2015	10,500	10,511	10,584
3/31/2016	10,546	10,568	10,727
6/30/2016	10,932	10,962	10,990
9/30/2016	11,132	11,171	11,414
12/31/2016	11,626	11,677	11,850
3/31/2017	12,157	12,220	12,569
6/30/2017	12,524	12,599	12,957
9/30/2017	12,912	13,000	13,538
12/31/2017	13,675	13,781	14,437
3/31/2018	13,399	13,513	14,327
6/30/2018	13,700	13,825	14,819
9/30/2018	14,661	14,775	15,961
12/31/2018	12,827	12,927	13,803
3/31/2019	14,362	14,490	15,687
6/30/2019	14,901	15,030	16,362
9/30/2019	15,076	15,197	16,640
12/31/2019	16,204	16,314	18,149
3/31/2020	12,656	12,612	14,592
6/30/2020	14,810	14,712	17,589
9/30/2020	15,948	15,829	19,160
12/31/2020	17,886	17,730	21,488
3/31/2021	19,260	19,100	22,814
6/30/2021	20,682	20,416	24,764
9/30/2021	20,725	20,429	24,908
12/31/2021	22,543	22,576	27,655
3/31/2022	21,855	22,221	26,383
6/30/2022	18,694	19,208	22,135
9/30/2022	17,873	18,584	21,055
12/31/2022	19,399	20,403	22,647
3/31/2023	19,896	20,530	24,345
6/30/2023	21,048	21,727	26,473
9/30/2023	20,554	21,218	25,608
12/31/2023	22,524	23,259	28,601
3/31/2024	24,697	25,513	31,621
5/31/2024	24,505	25,317	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Technology ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Technology ETF - NAV	24.05%	11.85%	10.86%
S&P 500® Ex-Technology ETF - Market Price	24.01%	11.83%	10.86%
S&P 500® Ex-Information Technology Index	24.20%	12.05%	11.25%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Information Technology Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Information Technology Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 52,836,304	$ 52,836,304	$ 52,836,304	$ 52,836,304	$ 52,836,304	$ 52,836,304
Holdings Count | Holding	440	440	440	440	440	440
Advisory Fees Paid, Amount						$ 36,854
InvestmentCompanyPortfolioTurnover						8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$52,836,304 Number of Portfolio Holdings440 Net Investment Advisory Fees$36,854 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.3%
Berkshire Hathaway, Inc., Class B	2.4%
Eli Lilly & Co.	2.1%
JPMorgan Chase & Co.	1.9%
Exxon Mobil Corp.	1.7%
Tesla, Inc.	1.6%
UnitedHealth Group, Inc.	1.5%
Visa, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000063937
Shareholder Report [Line Items]
Fund Name						Ultra FTSE China 50
Trading Symbol						XPP
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$92	0.95%

Expenses Paid, Amount						$ 92
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.33% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra FTSE China 50 : $3,252	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,390.170000	10,274	10,180
9/30/2014	11,011.250000	10,522.300000	9,976.400000
12/31/2014	13,186.470000	11,626.250000	10,072.170000
3/31/2015	14,902.100000	12,412.720000	10,291.750000
6/30/2015	15,855.380000	13,164.930000	10,353.500000
9/30/2015	9,024.360000	9,971.120000	9,461.030000
12/31/2015	9,214.670000	10,302.160000	9,986.110000
3/31/2016	8,225.550000	9,833.410000	10,003.090000
6/30/2016	8,431.240000	9,969.950000	10,139.130000
9/30/2016	10,320.340000	11,028.790000	10,653.190000
12/31/2016	8,882.260000	10,561.750000	10,874.770000
3/31/2017	10,873.960000	11,539.960000	11,614.260000
6/30/2017	11,609.940000	12,046.560000	12,114.830000
9/30/2017	14,142.090000	13,263.260000	12,747.220000
12/31/2017	15,973.890000	14,321.670000	13,468.720000
3/31/2018	16,254.450000	14,453.430000	13,331.340000
6/30/2018	13,579.670000	13,638.260000	13,516.640000
9/30/2018	13,211.430000	13,574.160000	14,201.940000
12/31/2018	10,971.110000	12,630.760000	12,368.470000
3/31/2019	13,839.640000	14,135.080000	13,886.080000
6/30/2019	12,969.110000	13,855.200000	14,456.790000
9/30/2019	11,065.060000	13,022.510000	14,560.880000
12/31/2019	13,665.710000	14,465.400000	15,858.260000
3/31/2020	9,546.710000	12,515.460000	12,572.430000
6/30/2020	10,667.170000	13,386.540000	14,913.410000
9/30/2020	11,733.960000	13,998.310000	16,048.320000
12/31/2020	14,680.660000	16,078.450000	18,327.190000
3/31/2021	14,532.340000	15,821.200000	19,296.690000
6/30/2021	14,300.920000	15,980.990000	20,749.730000
9/30/2021	9,850.220000	13,471.980000	20,614.860000
12/31/2021	8,740.340000	12,863.040000	22,276.420000
3/31/2022	6,239.150000	11,531.720000	21,227.200000
6/30/2022	6,775.720000	11,911.110000	17,977.320000
9/30/2022	3,803.280000	9,187.040000	16,754.860000
12/31/2022	4,358.080000	10,349.200000	18,527.520000
3/31/2023	4,549.830000	10,752.820000	19,954.140000
6/30/2023	3,757.380000	9,930.230000	21,323
9/30/2023	3,439.610000	9,824.970000	20,542.570000
12/31/2023	2,850.660000	9,011.460000	22,861.830000
3/31/2024	2,726.990000	9,074.540000	24,919.390000
5/31/2024	3,252.290000	9,946.610000	25,156.130000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra FTSE China 50 - NAV	- 5.33%	-22.15%	-10.62%
Ultra FTSE China 50 - Market Price	-5.12%	-22.15%	-10.57%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 10,559,689	$ 10,559,689	$ 10,559,689	$ 10,559,689	$ 10,559,689	$ 10,559,689
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,559,689 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	74.1%

Material Fund Change [Text Block]
C000038846
Shareholder Report [Line Items]
Fund Name						UltraShort Russell2000
Trading Symbol						TWM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$81	0.95%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -29.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Russell2000 : $621	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	8,972.85	10,532	10,251
9/30/2014	10,263.23	9,756.85	10,252.03
12/31/2014	8,267.18	10,705.99	10,789.23
3/31/2015	7,429.54	11,167.95	10,983.44
6/30/2015	7,253.53	11,214.86	10,998.81
9/30/2015	9,048.14	9,878.05	10,201.4
12/31/2015	8,181.41	10,232.67	10,841.03
3/31/2016	8,067.83	10,077.13	10,946.19
6/30/2016	7,266.33	10,459.24	11,234.07
9/30/2016	5,999.01	11,405.37	11,728.37
12/31/2016	4,959.31	12,412.86	12,222.13
3/31/2017	4,655.17	12,718.94	12,923.68
6/30/2017	4,388.12	13,031.83	13,313.98
9/30/2017	3,905.68	13,770.73	13,922.43
12/31/2017	3,645.25	14,230.67	14,805.11
3/31/2018	3,585.78	14,219.29	14,710.36
6/30/2018	3,075.1	15,321.28	15,282.59
9/30/2018	2,871.68	15,869.79	16,370.71
12/31/2018	4,334.79	12,664.09	14,029.7
3/31/2019	3,272.9	14,510.51	15,999.47
6/30/2019	3,120.27	14,815.23	16,655.45
9/30/2019	3,230.27	14,459.67	16,848.65
12/31/2019	2,670.53	15,896.96	18,381.88
3/31/2020	4,150.9	11,030.9	14,540.07
6/30/2020	2,210.23	13,834.95	17,743.24
9/30/2020	1,930.49	14,517.02	19,377.39
12/31/2020	1,070.62	19,071.01	22,222
3/31/2021	792.14	21,493.02	23,633.09
6/30/2021	707.91	22,415.07	25,580.46
9/30/2021	748.89	21,437.78	25,554.88
12/31/2021	691.17	21,896.55	27,926.37
3/31/2022	763.62	20,247.74	26,451.86
6/30/2022	1,034.13	16,765.13	22,034.4
9/30/2022	1,040.76	16,397.97	21,051.66
12/31/2022	886.78	17,419.56	22,563.17
3/31/2023	831.91	17,896.86	24,183.21
6/30/2023	754.8	18,829.28	26,212.18
9/30/2023	851.18	17,863.34	25,360.29
12/31/2023	648.73	20,369.57	28,421.27
3/31/2024	587.03	21,424.71	31,269.08
5/31/2024	620.95	20,916.95	31,306.61

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Russell2000 - NAV	- 29.68%	-29.57%	-24.26%
UltraShort Russell2000 - Market Price	-29.85%	-29.58%	-24.27%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 71,564,621	$ 71,564,621	$ 71,564,621	$ 71,564,621	$ 71,564,621	$ 71,564,621
Holdings Count | Holding	12	12	12	12	12	12
Advisory Fees Paid, Amount						$ 530,512
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$71,564,621 Number of Portfolio Holdings12 Net Investment Advisory Fees$530,512 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195)%
Futures Contracts	(5)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.6%
U.S. Treasury Bills	34.7%

Material Fund Change [Text Block]
C000144591
Shareholder Report [Line Items]
Fund Name						MSCI Emerging Markets Dividend Growers ETF
Trading Symbol						EMDV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$60	0.60%

Expenses Paid, Amount						$ 60
Expense Ratio, Percent						0.60%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

MSCI Emerging Markets Dividend Growers ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the

MSCI Emerging Markets Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An overweight to Chinese equities drove underperformance relative to emerging market equities. For the year ended May 31, 2024, the Fund had a total return of -1.49%. The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. For the same period, the Index had a total return of -0.51% and a volatility of 11.90%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	MSCI Emerging Markets Dividend Growers ETF : $13,435	MSCI Emerging Markets Dividend Masters Index : $14,700	MSCI Emerging Markets Index : $16,275
1/25/2016	10,000	10,000	10,000
3/31/2016	11,793	11,822	10,611
6/30/2016	11,797	11,854	10,681
9/30/2016	12,555	12,631	11,645
12/31/2016	11,745	11,873	11,160
3/31/2017	12,962	13,098	12,438
6/30/2017	13,490	13,667	13,218
9/30/2017	14,063	14,278	14,260
12/31/2017	15,420	15,732	15,321
3/31/2018	15,900	16,241	15,539
6/30/2018	14,645	15,006	14,302
9/30/2018	14,552	14,991	14,146
12/31/2018	14,386	14,882	13,091
3/31/2019	15,437	15,998	14,388
6/30/2019	15,684	16,289	14,476
9/30/2019	15,119	15,737	13,861
12/31/2019	16,344	17,086	15,502
3/31/2020	11,590	12,131	11,843
6/30/2020	13,287	13,903	13,996
9/30/2020	13,836	14,543	15,354
12/31/2020	16,494	17,520	18,390
3/31/2021	16,905	17,979	18,820
6/30/2021	17,262	18,408	19,770
9/30/2021	16,789	17,985	18,171
12/31/2021	16,604	17,818	17,933
3/31/2022	15,199	16,349	16,683
6/30/2022	14,274	15,264	14,773
9/30/2022	12,297	13,205	13,064
12/31/2022	13,613	14,696	14,331
3/31/2023	14,135	15,266	14,898
6/30/2023	13,945	15,139	15,032
9/30/2023	13,107	14,259	14,592
12/31/2023	13,527	14,787	15,739
3/31/2024	13,350	14,596	16,068
5/31/2024	13,435	14,700	16,275

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Five Years	Since Inception (1/25/16)
MSCI Emerging Markets Dividend Growers ETF - NAV	- 1.49%	-2.26%	3.60%
MSCI Emerging Markets Dividend Growers ETF - Market Price	-1.65%	-2.43%	3.55%
MSCI Emerging Markets Dividend Masters Index	- 0.51%	-1.21%	4.72%
MSCI Emerging Markets Index	12.39%	3.54%	7.23%

AssetsNet	$ 12,536,155	$ 12,536,155	$ 12,536,155	$ 12,536,155	$ 12,536,155	$ 12,536,155
Holdings Count | Holding	58	58	58	58	58	58
Advisory Fees Paid, Amount						$ 86,961
InvestmentCompanyPortfolioTurnover						82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,536,155 Number of Portfolio Holdings58 Net Investment Advisory Fees$86,961 Portfolio Turnover Rate82%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
China Coal Energy Co. Ltd., Class H	2.1%
PLDT, Inc.	2.0%
Lepu Medical Technology Beijing Co. Ltd., Class A	2.0%
China National Nuclear Power Co. Ltd., Class A	2.0%
Interconexion Electrica SA ESP	1.9%
Arca Continental SAB de CV	1.9%
Yankuang Energy Group Co. Ltd., Class H	1.9%
Asian Paints Ltd.	1.9%
CSPC Pharmaceutical Group Ltd.	1.9%
Huaibei Mining Holdings Co. Ltd., Class A	1.9%

Material Fund Change [Text Block]
C000244194
Shareholder Report [Line Items]
Fund Name			S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> High Income ETF
Trading Symbol			ISPY
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of December 18, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number			866-776-5125
Additional Information Website			https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
ISPY	$26	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P 500® High Income ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Daily

Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® . For the period December 18, 2023, through May 31, 2024, the

Fund had a total return of 10.03%. For the same period, the Index had a total return of 10.71% and a volatility of 10.45%. Primary factors affecting

Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]

Cumulative Total Return

Fund/Index Name	Since Inception (12/18/23)
S&P 500® High Income ETF - NAV	10.03%
S&P 500® High Income ETF - Market Price	10.00%
S&P 500 Daily Covered Call Index	10.71%
S&P 500® Index	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Standard Poor's® , "S&P® ", "S&P 500® ", and "Standard & Poor's 500TM " are trademarks of Standard Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard Poor's and Standard Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 149,071,682	$ 149,071,682	$ 149,071,682	$ 149,071,682	$ 149,071,682	$ 149,071,682
Holdings Count | Holding	506	506	506	506	506	506
Advisory Fees Paid, Amount			$ 151,635
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$149,071,682 Number of Portfolio Holdings506 Net Investment Advisory Fees$151,635 Portfolio Turnover Rate7%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	99%
Futures Contracts	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.9%
Apple, Inc.	5.4%
NVIDIA Corp.	5.2%
Alphabet, Inc.	3.6%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.5%
Eli Lilly & Co.	1.3%
JPMorgan Chase & Co.	1.1%
Broadcom, Inc.	1.1%

Material Fund Change [Text Block]
C000038812
Shareholder Report [Line Items]
Fund Name						Ultra Health Care
Trading Symbol						RXL
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$105	0.95%

Expenses Paid, Amount						$ 105
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Health Care(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 20.50% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 14.36% and a volatility of 10.60%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Health Care : $43,659	S&P Health Care Select Sector Index : $28,337	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,527.51	10,218	10,207
9/30/2014	11,543.39	10,740.59	10,322.12
12/31/2014	13,250.18	11,588.29	10,831.28
3/31/2015	15,108.97	12,433.04	10,934.25
6/30/2015	15,979.23	12,837.12	10,964.86
9/30/2015	12,301.45	11,376.25	10,258.73
12/31/2015	14,306.35	12,351.2	10,980.94
3/31/2016	12,449.12	11,605.18	11,129.18
6/30/2016	13,849.87	12,307.82	11,402.43
9/30/2016	14,213.13	12,518.5	11,841.66
12/31/2016	13,027.89	12,048.73	12,294.51
3/31/2017	15,230.87	13,077.22	13,040.31
6/30/2017	17,356.23	14,014.86	13,443.26
9/30/2017	18,562.24	14,554.43	14,045.52
12/31/2017	19,022.12	14,800.4	14,978.14
3/31/2018	18,413.69	14,701.24	14,864.31
6/30/2018	19,544.21	15,255.48	15,374.15
9/30/2018	25,281.02	17,447.69	16,559.5
12/31/2018	20,047.42	15,723.86	14,320.66
3/31/2019	22,835.34	16,912.58	16,275.43
6/30/2019	23,011.81	17,105.38	16,975.27
9/30/2019	21,464.78	16,638.41	17,263.85
12/31/2019	27,848.21	19,067.61	18,829.68
3/31/2020	19,801.94	16,657.47	15,139.06
6/30/2020	25,642.47	19,219.39	18,248.63
9/30/2020	28,504.74	20,372.55	19,878.23
12/31/2020	33,202.26	22,110.33	22,293.43
3/31/2021	34,869.46	22,762.58	23,668.94
6/30/2021	40,868.54	24,738.37	25,692.63
9/30/2021	41,644.6	25,079.76	25,841.65
12/31/2021	49,081.66	27,334.43	28,691.98
3/31/2022	44,838.46	26,287.52	27,372.15
6/30/2022	38,339.09	24,547.29	22,965.23
9/30/2022	33,847.53	23,275.74	21,844.53
12/31/2022	41,657.52	26,108.4	23,495.98
3/31/2023	37,722.59	25,118.89	25,258.18
6/30/2023	39,168.87	25,859.9	27,465.74
9/30/2023	36,383.43	25,174.61	26,567.61
12/31/2023	40,327.5	26,788.3	29,673.36
3/31/2024	46,876.92	29,159.07	32,806.87
5/31/2024	43,659.15	28,336.78	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Health Care - NAV	20.50%	16.64%	15.88%
Ultra Health Care - Market Price	20.03%	16.62%	15.88%
S&P Health Care Select Sector Index	14.36%	12.53%	11.08%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 86,947,160	$ 86,947,160	$ 86,947,160	$ 86,947,160	$ 86,947,160	$ 86,947,160
Holdings Count | Holding	73	73	73	73	73	73
Advisory Fees Paid, Amount						$ 551,671
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$86,947,160 Number of Portfolio Holdings73 Net Investment Advisory Fees$551,671 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.3%
UnitedHealth Group, Inc.	6.5%
Johnson & Johnson	5.0%
Merck & Co., Inc.	4.5%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.1%
Abbott Laboratories	2.5%
Danaher Corp.	2.4%
Amgen, Inc.	2.3%
Pfizer, Inc.	2.3%

Material Fund Change [Text Block]
C000018470
Shareholder Report [Line Items]
Fund Name						UltraShort S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup>
Trading Symbol						SDS
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$75	0.89%

Expenses Paid, Amount						$ 75
Expense Ratio, Percent						0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -32.17% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort S&P500® : $520	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,589.24	10,207
9/30/2014	9,306.19	10,322.12
12/31/2014	8,313.43	10,831.28
3/31/2015	8,041.69	10,934.25
6/30/2015	7,937.4	10,964.86
9/30/2015	8,765.59	10,258.73
12/31/2015	7,515.13	10,980.94
3/31/2016	7,143	11,129.18
6/30/2016	6,711.82	11,402.43
9/30/2016	6,181.89	11,841.66
12/31/2016	5,709.84	12,294.51
3/31/2017	5,074.43	13,040.31
6/30/2017	4,781.92	13,443.26
9/30/2017	4,395.7	14,045.52
12/31/2017	3,885.8	14,978.14
3/31/2018	3,876.06	14,864.31
6/30/2018	3,626.76	15,374.15
9/30/2018	3,157.02	16,559.5
12/31/2018	4,113.38	14,320.66
3/31/2019	3,195.02	16,275.43
6/30/2019	2,959.47	16,975.27
9/30/2019	2,858.06	17,263.85
12/31/2019	2,414.82	18,829.68
3/31/2020	2,962.6	15,139.06
6/30/2020	1,883.88	18,248.63
9/30/2020	1,550.56	19,878.23
12/31/2020	1,205.84	22,293.43
3/31/2021	1,049.43	23,668.94
6/30/2021	881.06	25,692.63
9/30/2021	861.82	25,841.65
12/31/2021	687.92	28,691.98
3/31/2022	730.33	27,372.15
6/30/2022	980.92	22,965.23
9/30/2022	1,062.17	21,844.53
12/31/2022	898.09	23,495.98
3/31/2023	785.19	25,258.18
6/30/2023	680.62	27,465.74
9/30/2023	748.28	26,567.61
12/31/2023	614.94	29,673.36
3/31/2024	516.86	32,806.87
5/31/2024	519.54	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort S&P500® - NAV	- 32.17%	-31.25%	-25.60%
UltraShort S&P500® - Market Price	-32.20%	-31.28%	-25.62%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 564,180,440	$ 564,180,440	$ 564,180,440	$ 564,180,440	$ 564,180,440	$ 564,180,440
Holdings Count | Holding	20	20	20	20	20	20
Advisory Fees Paid, Amount						$ 5,848,029
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$564,180,440 Number of Portfolio Holdings20 Net Investment Advisory Fees$5,848,029 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192)%
Futures Contracts	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	123.8%
Repurchase Agreements with various counterparties	6.3%

Material Fund Change [Text Block]
C000222595
Shareholder Report [Line Items]
Fund Name						MSCI Transformational Changes ETF
Trading Symbol						ANEW
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$50	0.45%

Expenses Paid, Amount						$ 50
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

MSCI Transformational Changes ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology sector performance was offset by a sizeable healthcare allocation, which contributed to underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 19.87%. For the same period, the Index had a total return of 20.30% and a volatility of 12.65%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	MSCI Transformational Changes ETF : $10,609	MSCI Global Transformational Changes Index : $10,698	S&P Global 1200 Index : $15,123
10/14/2020	10,000	10,000	10,000
12/31/2020	10,551	10,552	11,018
3/31/2021	10,628	10,636	11,601
6/30/2021	11,572	11,598	12,474
9/30/2021	11,194	11,233	12,393
12/31/2021	11,323	11,364	13,392
3/31/2022	10,029	10,080	12,761
6/30/2022	8,024	8,049	10,808
9/30/2022	7,376	7,409	10,073
12/31/2022	7,990	8,022	11,138
3/31/2023	8,872	8,916	11,996
6/30/2023	9,371	9,423	12,819
9/30/2023	8,762	8,816	12,350
12/31/2023	9,797	9,868	13,744
3/31/2024	10,648	10,738	14,981
5/31/2024	10,609	10,698	15,123

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (10/14/20)
MSCI Transformational Changes ETF - NAV	19.87%	1.64%
MSCI Transformational Changes ETF - Market Price	19.84%	1.57%
MSCI Global Transformational Changes Index	20.30%	1.87%
S&P Global 1200 Index	24.99%	12.07%

AssetsNet	$ 8,294,823	$ 8,294,823	$ 8,294,823	$ 8,294,823	$ 8,294,823	$ 8,294,823
Holdings Count | Holding	153	153	153	153	153	153
Advisory Fees Paid, Amount						$ 37,773
InvestmentCompanyPortfolioTurnover						42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,294,823 Number of Portfolio Holdings153 Net Investment Advisory Fees$37,773 Portfolio Turnover Rate42%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	2.4%
Symrise AG, Class A	2.2%
Nintendo Co. Ltd.	2.1%
Meta Platforms, Inc., Class A	2.1%
Apple, Inc.	2.0%
Intuitive Surgical, Inc.	2.0%
Boston Scientific Corp.	2.0%
Roche Holding AG	2.0%
Abbott Laboratories	2.0%
AbbVie, Inc.	2.0%

Material Fund Change [Text Block]
C000150377
Shareholder Report [Line Items]
Fund Name						S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup> Dividend Aristocrats ETF
Trading Symbol						REGL
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$43	0.40%

Expenses Paid, Amount						$ 43
Expense Ratio, Percent						0.40%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P

MidCap 400® Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Solid performance of MidCap stocks drove total return, though an underweight to the technology sector drove underperformance relative to the S&P 400. For the year ended May 31, 2024, the Fund had a total return of 15.93%. For the same period, the

Index had a total return of 16.41% and a volatility of 14.89%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P MidCap 400® Dividend Aristocrats ETF : $23,018	S&P MidCap 400® Dividend Aristocrats Index : $23,850	S&P 1500 Index : $29,856
2/3/2015	10,000	10,000	10,000
3/31/2015	10,019	10,025	10,158
6/30/2015	10,005	10,021	10,175
9/30/2015	9,499	9,522	9,495
12/31/2015	9,963	9,984	10,120
3/31/2016	11,040	11,077	10,279
6/30/2016	11,808	11,862	10,546
9/30/2016	11,910	11,969	10,966
12/31/2016	12,949	13,029	11,440
3/31/2017	13,337	13,433	12,097
6/30/2017	13,352	13,461	12,455
9/30/2017	13,635	13,763	13,008
12/31/2017	14,274	14,419	13,857
3/31/2018	13,928	14,083	13,757
6/30/2018	14,407	14,583	14,259
9/30/2018	15,120	15,321	15,307
12/31/2018	13,823	14,019	13,169
3/31/2019	15,104	15,331	14,965
6/30/2019	15,747	16,001	15,588
9/30/2019	15,739	16,011	15,826
12/31/2019	16,423	16,723	17,238
3/31/2020	12,377	12,598	13,692
6/30/2020	14,562	14,841	16,536
9/30/2020	14,766	15,062	17,951
12/31/2020	17,650	18,037	20,328
3/31/2021	19,615	20,068	21,733
6/30/2021	20,266	20,756	23,502
9/30/2021	19,359	19,845	23,584
12/31/2021	21,229	21,792	26,110
3/31/2022	20,927	21,502	24,898
6/30/2022	19,652	20,212	20,910
9/30/2022	18,856	19,408	19,914
12/31/2022	21,123	21,768	21,466
3/31/2023	21,000	21,659	23,003
6/30/2023	20,965	21,644	24,933
9/30/2023	20,024	20,689	24,095
12/31/2023	22,266	23,031	26,933
3/31/2024	23,885	24,733	29,710
5/31/2024	23,018	23,850	29,856
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P MidCap 400® Dividend Aristocrats ETF from February 3, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (2/3/15)
S&P MidCap 400® Dividend Aristocrats ETF - NAV	15.93%	9.13%	9.36%
S&P MidCap 400® Dividend Aristocrats ETF - Market Price	15.99%	9.13%	9.36%
S&P MidCap 400® Dividend Aristocrats Index	16.41%	9.56%	9.77%
S&P 1500 Index	27.86%	15.43%	12.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"S&P MidCap 400® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P MidCap 400 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 1,530,591,690	$ 1,530,591,690	$ 1,530,591,690	$ 1,530,591,690	$ 1,530,591,690	$ 1,530,591,690
Holdings Count | Holding	50	50	50	50	50	50
Advisory Fees Paid, Amount						$ 6,143,791
InvestmentCompanyPortfolioTurnover						33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,530,591,690 Number of Portfolio Holdings50 Net Investment Advisory Fees$6,143,791 Portfolio Turnover Rate33%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	2.3%
Sonoco Products Co.	2.2%
Westlake Corp.	2.2%
OGE Energy Corp.	2.2%
Royal Gold, Inc.	2.2%
National Fuel Gas Co.	2.2%
Casey's General Stores, Inc.	2.2%
AptarGroup, Inc.	2.2%
Old Republic International Corp.	2.1%
Southwest Gas Holdings, Inc.	2.1%

Material Fund Change [Text Block]
C000098413
Shareholder Report [Line Items]
Fund Name						Ultra High Yield
Trading Symbol						UJB
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$102	0.95%

Expenses Paid, Amount						$ 102
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra High Yield(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 15.62% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 10.86% and a volatility of 4.91%. The index performance was driven by factors such as tightening credit spreads which overcame the impact of rising risk-free rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra High Yield : $14,414	Markit iBoxx® $ Liquid High Yield Index : $14,394	Bloomberg U.S. Aggregate Bond Index : $11,331
5/31/2014	10,000	10,000	10,000
6/30/2014	10,112.500000	10,084	10,005
9/30/2014	9,645.150000	9,843.070000	10,022.010000
12/31/2014	9,445.010000	9,804.590000	10,201.400000
3/31/2015	9,795.600000	10,027.800000	10,365.650000
6/30/2015	9,640.250000	9,962.620000	10,191.500000
9/30/2015	8,684.930000	9,451.530000	10,316.860000
12/31/2015	8,411.800000	9,311.650000	10,258.050000
3/31/2016	8,778.430000	9,620.800000	10,568.870000
6/30/2016	9,665.710000	10,080.190000	10,802.440000
9/30/2016	10,507.580000	10,592.970000	10,852.130000
12/31/2016	10,644.750000	10,737.860000	10,528.740000
3/31/2017	11,103.170000	10,987.360000	10,615.080000
6/30/2017	11,512.130000	11,214.800000	10,768.990000
9/30/2017	11,870.110000	11,405.450000	10,860.530000
12/31/2017	11,825.560000	11,415.720000	10,902.890000
3/31/2018	11,531.240000	11,296.990000	10,743.700000
6/30/2018	11,623.360000	11,452.890000	10,726.510000
9/30/2018	12,255.290000	11,739.220000	10,728.660000
12/31/2018	11,116.480000	11,244.990000	10,904.610000
3/31/2019	12,788.020000	12,088.370000	11,225.210000
6/30/2019	13,256.360000	12,380.910000	11,570.940000
9/30/2019	13,510.940000	12,545.570000	11,833.600000
12/31/2019	14,100.740000	12,893.090000	11,854.900000
3/31/2020	10,795.600000	11,347.200000	12,228.330000
6/30/2020	12,331.010000	12,226.610000	12,582.950000
9/30/2020	13,323.830000	12,747.470000	12,660.970000
12/31/2020	14,847.690000	13,495.740000	12,745.800000
3/31/2021	14,968.450000	13,587.510000	12,316.260000
6/30/2021	15,535.670000	13,905.460000	12,541.650000
9/30/2021	15,597.870000	13,995.850000	12,547.920000
12/31/2021	15,796.460000	14,099.420000	12,549.180000
3/31/2022	14,282.810000	13,481.860000	11,805.010000
6/30/2022	11,641.340000	12,148.510000	11,251.360000
9/30/2022	11,142.270000	12,063.470000	10,716.920000
12/31/2022	12,118.080000	12,583.400000	10,917.320000
3/31/2023	12,836.500000	13,042.700000	11,240.480000
6/30/2023	12,850.730000	13,201.820000	11,146.060000
9/30/2023	12,607.710000	13,250.660000	10,786.040000
12/31/2023	14,255.610000	14,206.040000	11,521.650000
3/31/2024	14,485.560000	14,366.570000	11,431.780000
5/31/2024	14,414.120000	14,393.860000	11,331.180000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra High Yield - NAV	15.62%	2.91%	3.72%
Ultra High Yield - Market Price	15.36%	2.96%	3.73%
Markit iBoxx® $ Liquid High Yield Index	10.86%	3.57%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 7,528,593	$ 7,528,593	$ 7,528,593	$ 7,528,593	$ 7,528,593	$ 7,528,593
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 16,995
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,528,593 Number of Portfolio Holdings5 Net Investment Advisory Fees$16,995 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	26.3%

Material Fund Change [Text Block]
C000038866
Shareholder Report [Line Items]
Fund Name						UltraShort Semiconductors
Trading Symbol						SSG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$58	0.95%

Expenses Paid, Amount						$ 58
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Semiconductors(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -78.30% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 94.40% and a volatility of 31.09%. The index performance was driven by factors such as optimism about AI-related technologies which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Semiconductors : $4	Dow Jones U.S. Semiconductors Index℠ : $130,140	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	8,442.570000	10,860	10,207
9/30/2014	7,501.320000	11,398.350000	10,322.120000
12/31/2014	6,092.890000	12,318.150000	10,831.280000
3/31/2015	6,064.940000	12,103.160000	10,934.250000
6/30/2015	6,134.170000	11,859.890000	10,964.860000
9/30/2015	6,894.280000	10,841.120000	10,258.730000
12/31/2015	5,264.780000	12,201.690000	10,980.940000
3/31/2016	5,072.800000	12,100.410000	11,129.180000
6/30/2016	4,522.780000	12,588.420000	11,402.430000
9/30/2016	3,108.250000	15,013.600000	11,841.660000
12/31/2016	2,711.470000	15,853.860000	12,294.510000
3/31/2017	2,293.610000	17,142.730000	13,040.310000
6/30/2017	2,151.910000	17,471.870000	13,443.260000
9/30/2017	1,641.210000	19,818.350000	14,045.520000
12/31/2017	1,320.760000	21,907.200000	14,978.140000
3/31/2018	1,084.020000	23,396.890000	14,864.310000
6/30/2018	1,059.750000	23,261.190000	15,374.150000
9/30/2018	986.970000	23,968.330000	16,559.500000
12/31/2018	1,291.830000	20,003.970000	14,320.660000
3/31/2019	853.770000	24,050.770000	16,275.430000
6/30/2019	797.820000	24,356.210000	16,975.270000
9/30/2019	683.080000	25,785.920000	17,263.850000
12/31/2019	477.220000	30,499.590000	18,829.680000
3/31/2020	440.540000	25,976.500000	15,139.060000
6/30/2020	227.250000	33,585.020000	18,248.630000
9/30/2020	164.600000	38,172.730000	19,878.230000
12/31/2020	112.320000	44,933.120000	22,293.430000
3/31/2021	82.090000	49,390.490000	23,668.940000
6/30/2021	63.330000	54,759.230000	25,692.630000
9/30/2021	63.310000	53,779.040000	25,841.650000
12/31/2021	36.580000	67,788.480000	28,691.980000
3/31/2022	38.310000	60,718.140000	27,372.150000
6/30/2022	62.800000	43,383.110000	22,965.230000
9/30/2022	71.410000	38,658.690000	21,844.530000
12/31/2022	50.210000	43,088.980000	23,495.980000
3/31/2023	25.560000	58,372.640000	25,258.180000
6/30/2023	15.650000	72,113.560000	27,465.740000
9/30/2023	15.960000	70,116.010000	26,567.610000
12/31/2023	10.660000	84,861.410000	29,673.360000
3/31/2024	5.170000	117,380.300000	32,806.870000
5/31/2024	3.990000	130,139.540000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Semiconductors - NAV	- 78.30%	-67.14%	-54.28%
UltraShort Semiconductors - Market Price	-78.27%	-67.11%	-54.32%
Dow Jones U.S. Semiconductors Index℠	94.40%	43.26%	29.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 5,989,529	$ 5,989,529	$ 5,989,529	$ 5,989,529	$ 5,989,529	$ 5,989,529
Holdings Count | Holding	9	9	9	9	9	9
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,989,529 Number of Portfolio Holdings9 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	107.0%

Material Fund Change [Text Block]
C000144592
Shareholder Report [Line Items]
Fund Name						MSCI Europe Dividend Growers ETF
Trading Symbol						EUDV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$59	0.55%

Expenses Paid, Amount						$ 59
Expense Ratio, Percent						0.55%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

MSCI Europe Dividend Growers ETF (the “Fund') seeks investment results, before fees and expenses, that track the performance of the MSCI

Europe Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the financial sector drove underperformance compared to the MSCI Europe Index. For the year ended May 31, 2024, the Fund had a total return of 12.42%. For the same period, the Index had a total return of 13.06% and a volatility of 12.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	MSCI Europe Dividend Growers ETF : $14,422	MSCI Europe Dividend Masters Index : $15,151	MSCI EAFE Index : $17,293
9/9/2015	10,000	10,000	10,000
9/30/2015	9,680	9,685	9,522
12/31/2015	9,777	9,802	9,971
3/31/2016	9,657	9,692	9,720
6/30/2016	9,582	9,627	9,578
9/30/2016	9,622	9,682	10,194
12/31/2016	9,081	9,156	10,122
3/31/2017	9,555	9,646	10,855
6/30/2017	10,376	10,484	11,519
9/30/2017	10,852	10,986	12,141
12/31/2017	11,021	11,178	12,655
3/31/2018	10,748	10,908	12,461
6/30/2018	11,152	11,331	12,307
9/30/2018	11,214	11,414	12,473
12/31/2018	9,783	9,962	10,909
3/31/2019	10,725	10,939	11,998
6/30/2019	11,049	11,280	12,439
9/30/2019	11,053	11,302	12,306
12/31/2019	12,283	12,623	13,311
3/31/2020	9,571	9,829	10,272
6/30/2020	11,365	11,711	11,801
9/30/2020	12,123	12,514	12,367
12/31/2020	13,069	13,525	14,352
3/31/2021	13,009	13,479	14,852
6/30/2021	14,576	15,121	15,620
9/30/2021	14,658	15,229	15,549
12/31/2021	15,560	16,203	15,968
3/31/2022	13,927	14,509	15,024
6/30/2022	11,513	11,980	12,844
9/30/2022	10,284	10,709	11,642
12/31/2022	11,676	12,181	13,660
3/31/2023	13,004	13,592	14,817
6/30/2023	13,123	13,716	15,255
9/30/2023	12,470	13,047	14,628
12/31/2023	14,093	14,783	16,152
3/31/2024	14,454	15,185	17,068
5/31/2024	14,422	15,151	17,293

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Five Years	Since Inception (9/9/15)
MSCI Europe Dividend Growers ETF - NAV	12.42%	6.71%	4.29%
MSCI Europe Dividend Growers ETF - Market Price	11.61%	6.72%	4.29%
MSCI Europe Dividend Masters Index	13.06%	7.33%	4.87%
MSCI EAFE Index	18.53%	8.04%	6.41%

AssetsNet	$ 7,046,658	$ 7,046,658	$ 7,046,658	$ 7,046,658	$ 7,046,658	$ 7,046,658
Holdings Count | Holding	43	43	43	43	43	43
Advisory Fees Paid, Amount						$ 46,617
InvestmentCompanyPortfolioTurnover						31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,046,658 Number of Portfolio Holdings43 Net Investment Advisory Fees$46,617 Portfolio Turnover Rate31%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Symrise AG, Class A	2.5%
ACS Actividades de Construccion y Servicios SA	2.5%
Givaudan SA (Registered)	2.5%
ASML Holding NV	2.4%
Nestle SA (Registered)	2.4%
DSV A/S	2.4%
Lotus Bakeries NV	2.4%
Swiss Life Holding AG (Registered)	2.4%
BAE Systems plc	2.4%
UCB SA	2.4%

Material Fund Change [Text Block]
C000038813
Shareholder Report [Line Items]
Fund Name						Ultra Industrials
Trading Symbol						UXI
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$121	0.95%

Expenses Paid, Amount						$ 121
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Industrials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Industrials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 53.88% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 12.59%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Industrials : $37,974	S&P Industrials Select Sector Index : $27,909	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,202.17	10,043	10,207
9/30/2014	9,700.82	9,827.03	10,322.12
12/31/2014	10,793.31	10,428.78	10,831.28
3/31/2015	11,033.52	10,594.01	10,934.25
6/30/2015	10,546.61	10,393.78	10,964.86
9/30/2015	8,787.64	9,561.24	10,258.73
12/31/2015	10,002.09	10,252.52	10,980.94
3/31/2016	10,806.59	10,733.36	11,129.18
6/30/2016	11,365.9	11,070.43	11,402.43
9/30/2016	12,305.27	11,567.74	11,841.66
12/31/2016	13,702.8	12,255.39	12,294.51
3/31/2017	14,996.17	12,872.85	13,040.31
6/30/2017	16,359.64	13,503.62	13,443.26
9/30/2017	18,177.45	14,298.98	14,045.52
12/31/2017	20,520.52	15,262.73	14,978.14
3/31/2018	19,706.33	15,097.89	14,864.31
6/30/2018	19,194.44	15,007.31	15,374.15
9/30/2018	22,611.22	16,386.48	16,559.5
12/31/2018	15,021.7	13,543.42	14,320.66
3/31/2019	20,799.82	16,076.05	16,275.43
6/30/2019	22,475.29	16,844.48	16,975.27
9/30/2019	22,430.52	16,965.76	17,263.85
12/31/2019	24,912.63	17,990.49	18,829.68
3/31/2020	12,431.01	13,408.31	15,139.06
6/30/2020	17,602.76	16,328.64	18,248.63
9/30/2020	21,509.23	18,167.25	19,878.23
12/31/2020	28,949.4	21,213.9	22,293.43
3/31/2021	33,978.12	23,121.03	23,668.94
6/30/2021	37,511.81	24,395	25,692.63
9/30/2021	34,517.38	23,511.9	25,841.65
12/31/2021	38,949.08	25,110.71	28,691.98
3/31/2022	33,201.9	23,352.96	27,372.15
6/30/2022	22,878.78	19,623.49	22,965.23
9/30/2022	20,730.9	18,913.12	21,844.53
12/31/2022	26,160.51	21,585.54	23,495.98
3/31/2023	27,368.85	22,472.71	25,258.18
6/30/2023	30,290.41	23,931.19	27,465.74
9/30/2023	26,662.28	22,696.34	26,567.61
12/31/2023	33,280.59	25,658.21	29,673.36
3/31/2024	40,128.89	28,472.92	32,806.87
5/31/2024	37,973.52	27,909.15	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Industrials - NAV	53.88%	14.28%	14.27%
Ultra Industrials - Market Price	53.70%	14.26%	14.30%
S&P Industrials Select Sector Index	29.78%	13.42%	10.80%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 23,301,661	$ 23,301,661	$ 23,301,661	$ 23,301,661	$ 23,301,661	$ 23,301,661
Holdings Count | Holding	87	87	87	87	87	87
Advisory Fees Paid, Amount						$ 53,045
InvestmentCompanyPortfolioTurnover						8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$23,301,661 Number of Portfolio Holdings87 Net Investment Advisory Fees$53,045 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
General Electric Co.	3.2%
Caterpillar, Inc.	3.1%
RTX Corp.	2.6%
Union Pacific Corp.	2.5%
Honeywell International, Inc.	2.4%
Eaton Corp. plc	2.4%
Uber Technologies, Inc.	2.4%
Boeing Co. (The)	1.8%
Lockheed Martin Corp.	1.8%
Automatic Data Processing, Inc.	1.8%

Material Fund Change [Text Block]
C000214314
Shareholder Report [Line Items]
Fund Name						S&P Technology Dividend Aristocrats ETF
Trading Symbol						TDV
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$50	0.45%

Expenses Paid, Amount						$ 50
Expense Ratio, Percent						0.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P Technology Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P®

Technology Dividend Aristocrats® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance while the equal-weight construction and only partial representation of the “Magnificent 7” drove underperformance relative to the S&P 500® Technology sector. For the year ended May 31, 2024, the Fund had a total return of 20.17%. For the same period, the Index had a total return of 20.74% and a volatility of 14.93%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P Technology Dividend Aristocrats ETF : $19,337	S&P® Technology Dividend Aristocrats® Index : $19,742	S&P 1500 Index : $18,234
11/5/2019	10,000	10,000	10,000
12/31/2019	10,395	10,405	10,528
3/31/2020	8,369	8,380	8,362
6/30/2020	10,562	10,584	10,099
9/30/2020	11,269	11,306	10,964
12/31/2020	13,410	13,476	12,415
3/31/2021	14,465	14,554	13,273
6/30/2021	15,115	15,226	14,354
9/30/2021	15,262	15,392	14,404
12/31/2021	17,187	17,356	15,947
3/31/2022	16,063	16,238	15,207
6/30/2022	13,856	14,019	12,771
9/30/2022	13,127	13,291	12,163
12/31/2022	14,459	14,660	13,110
3/31/2023	16,031	16,274	14,049
6/30/2023	17,386	17,674	15,228
9/30/2023	16,372	16,659	14,716
12/31/2023	18,389	18,735	16,449
3/31/2024	19,095	19,479	18,145
5/31/2024	19,337	19,742	18,234
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P Technology Dividend Aristocrats ETF from November 5, 2019 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF - NAV	20.17%	15.52%
S&P Technology Dividend Aristocrats ETF - Market Price	20.05%	15.49%
S&P® Technology Dividend Aristocrats® Index	20.74%	16.03%
S&P 1500 Index	27.86%	14.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P® Technology Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Technology Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 269,017,175	$ 269,017,175	$ 269,017,175	$ 269,017,175	$ 269,017,175	$ 269,017,175
Holdings Count | Holding	36	36	36	36	36	36
Advisory Fees Paid, Amount						$ 1,072,222
InvestmentCompanyPortfolioTurnover						24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$269,017,175 Number of Portfolio Holdings36 Net Investment Advisory Fees$1,072,222 Portfolio Turnover Rate24%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
HP, Inc.	3.5%
QUALCOMM, Inc.	3.4%
Analog Devices, Inc.	3.4%
Texas Instruments, Inc.	3.2%
KLA Corp.	3.2%
Power Integrations, Inc.	3.2%
Amphenol Corp., Class A	3.2%
Corning, Inc.	3.1%
Microchip Technology, Inc.	3.1%
Cognex Corp.	3.1%

Material Fund Change [Text Block]
C000038847
Shareholder Report [Line Items]
Fund Name						UltraShort SmallCap600
Trading Symbol						SDD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$81	0.95%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort SmallCap600(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -29.55% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort SmallCap600 : $508	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,082.160000	10,472	10,233
9/30/2014	10,276.030000	9,767.610000	10,278.030000
12/31/2014	8,287.810000	10,729.280000	10,812.480000
3/31/2015	7,509.360000	11,154.580000	10,962.780000
6/30/2015	7,379.640000	11,175.770000	10,981.410000
9/30/2015	8,714.870000	10,139.780000	10,246.760000
12/31/2015	7,877.040000	10,516.980000	10,922.020000
3/31/2016	7,197.460000	10,796.730000	11,093.490000
6/30/2016	6,536.450000	11,172.090000	11,381.920000
9/30/2016	5,591.630000	11,976.610000	11,834.920000
12/31/2016	4,435.260000	13,310.080000	12,346.190000
3/31/2017	4,275.590000	13,451.690000	13,054.860000
6/30/2017	4,085.980000	13,681.720000	13,441.290000
9/30/2017	3,612.130000	14,497.150000	14,038.080000
12/31/2017	3,325.050000	15,071.230000	14,954.770000
3/31/2018	3,228.490000	15,157.140000	14,847.090000
6/30/2018	2,716.590000	16,486.420000	15,389.010000
9/30/2018	2,481.660000	17,262.930000	16,520.110000
12/31/2018	3,747.970000	13,793.080000	14,212.250000
3/31/2019	2,984.710000	15,394.460000	16,150.800000
6/30/2019	2,851.940000	15,682.330000	16,822.670000
9/30/2019	2,822.880000	15,650.970000	17,080.060000
12/31/2019	2,402.930000	16,935.910000	18,603.600000
3/31/2020	3,995.490000	11,408.030000	14,776.840000
6/30/2020	2,171.550000	13,910.950000	17,845.990000
9/30/2020	1,957.540000	14,351.930000	19,373.600000
12/31/2020	1,077.800000	18,845.520000	21,938.670000
3/31/2021	729.200000	22,282.940000	23,454.630000
6/30/2021	647.950000	23,287.900000	25,363.840000
9/30/2021	664.260000	22,626.530000	25,452.610000
12/31/2021	575.090000	23,902.660000	28,178.590000
3/31/2022	619.760000	22,559.330000	26,871.100000
6/30/2022	791.390000	19,376.210000	22,566.350000
9/30/2022	854.840000	18,368.650000	21,492.190000
12/31/2022	693.900000	20,056.730000	23,166.430000
3/31/2023	653.690000	20,572.190000	24,825.150000
6/30/2023	612.290000	21,267.530000	26,907.980000
9/30/2023	688.270000	20,219.040000	26,003.870000
12/31/2023	515.060000	23,276.160000	29,067.130000
3/31/2024	493.640000	23,848.750000	32,063.950000
5/31/2024	507.550000	23,646.030000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort SmallCap600 - NAV	- 29.55%	-31.24%	-25.78%
UltraShort SmallCap600 - Market Price	-29.55%	-31.28%	-25.84%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 2,249,373	$ 2,249,373	$ 2,249,373	$ 2,249,373	$ 2,249,373	$ 2,249,373
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,249,373 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	44.8%
U.S. Treasury Bills	44.2%

Material Fund Change [Text Block]
C000230308
Shareholder Report [Line Items]
Fund Name						Nanotechnology ETF
Trading Symbol						TINY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$68	0.58%

Expenses Paid, Amount						$ 68
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Nanotechnology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology stocks drove strong performance in line with that of the Nasdaq-100® . For the year ended May 31, 2024, the Fund had a total return of 32.92%. For the same period, the Index had a total return of 32.99% and a volatility of 20.15%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (10/26/21)
Nanotechnology ETF - NAV	32.92%	8.93%
Nanotechnology ETF - Market Price	32.91%	8.96%
Solactive Nanotechnology Index	32.99%	9.15%
S&P Global 1200 Index	24.99%	5.82%

AssetsNet	$ 6,187,923	$ 6,187,923	$ 6,187,923	$ 6,187,923	$ 6,187,923	$ 6,187,923
Holdings Count | Holding	31	31	31	31	31	31
Advisory Fees Paid, Amount						$ 20,439
InvestmentCompanyPortfolioTurnover						42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,187,923 Number of Portfolio Holdings31 Net Investment Advisory Fees$20,439 Portfolio Turnover Rate42%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.3%
Tower Semiconductor Ltd.	4.9%
Onto Innovation, Inc.	4.9%
Axcelis Technologies, Inc.	4.6%
Canon, Inc.	4.6%
KLA Corp.	4.6%
Applied Materials, Inc.	4.5%
Coherent Corp.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.4%
ASML Holding NV	4.4%

Material Fund Change [Text Block]
C000038872
Shareholder Report [Line Items]
Fund Name						Ultra Materials
Trading Symbol						UYM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$115	0.95%

Expenses Paid, Amount						$ 115
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 41.07% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 24.59% and a volatility of 14.44%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Materials : $21,928	S&P Materials Select Sector Index : $21,999	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,377.04	10,168	10,207
9/30/2014	10,057.51	10,044.12	10,322.12
12/31/2014	9,241.18	9,700.36	10,831.28
3/31/2015	9,096.02	9,677.99	10,934.25
6/30/2015	8,824.32	9,566.7	10,964.86
9/30/2015	5,649.81	7,733.72	10,258.73
12/31/2015	6,710.33	8,493.94	10,980.94
3/31/2016	7,142.18	8,854.09	11,129.18
6/30/2016	7,643.91	9,221.56	11,402.43
9/30/2016	8,282.32	9,648.73	11,841.66
12/31/2016	9,205.54	10,215.94	12,294.51
3/31/2017	10,553.8	10,988.04	13,040.31
6/30/2017	10,647.77	11,092.43	13,443.26
9/30/2017	12,247.38	11,946.54	14,045.52
12/31/2017	13,894.06	12,780.41	14,978.14
3/31/2018	12,146.15	12,073.66	14,864.31
6/30/2018	12,822.37	12,505.89	15,374.15
9/30/2018	12,614.49	12,494.64	16,559.5
12/31/2018	9,035.37	10,714.15	14,320.66
3/31/2019	10,617.62	11,722.35	16,275.43
6/30/2019	11,410.33	12,265.1	16,975.27
9/30/2019	10,715.83	11,987.91	17,263.85
12/31/2019	12,109.78	12,830.66	18,829.68
3/31/2020	5,530.16	9,117.46	15,139.06
6/30/2020	8,844.61	11,816.23	18,248.63
9/30/2020	10,738.67	13,131.38	19,878.23
12/31/2020	14,092.5	15,179.88	22,293.43
3/31/2021	17,097.69	16,863.32	23,668.94
6/30/2021	18,394.55	17,595.19	25,692.63
9/30/2021	16,492.53	16,762.94	25,841.65
12/31/2021	21,831.05	19,396.4	28,691.98
3/31/2022	22,752.6	19,980.23	27,372.15
6/30/2022	14,816.05	16,355.82	22,965.23
9/30/2022	12,703.83	15,345.03	21,844.53
12/31/2022	16,743.93	17,929.13	23,495.98
3/31/2023	18,233.74	18,979.78	25,258.18
6/30/2023	18,984.29	19,608.01	27,465.74
9/30/2023	16,822.6	18,674.67	26,567.61
12/31/2023	19,735.63	20,482.37	29,673.36
3/31/2024	22,952.81	22,336.03	32,806.87
5/31/2024	21,927.6	21,998.75	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Materials - NAV	41.07%	19.38%	8.17%
Ultra Materials - Market Price	40.19%	19.32%	8.14%
S&P Materials Select Sector Index	24.59%	14.03%	8.68%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 45,058,883	$ 45,058,883	$ 45,058,883	$ 45,058,883	$ 45,058,883	$ 45,058,883
Holdings Count | Holding	34	34	34	34	34	34
Advisory Fees Paid, Amount						$ 213,282
InvestmentCompanyPortfolioTurnover						2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$45,058,883 Number of Portfolio Holdings34 Net Investment Advisory Fees$213,282 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Linde plc	15.2%
Freeport-McMoRan, Inc.	5.4%
Sherwin-Williams Co. (The)	5.1%
Air Products and Chemicals, Inc.	4.3%
Ecolab, Inc.	4.2%
Newmont Corp.	3.5%
Nucor Corp.	3.0%
Dow, Inc.	2.9%
Corteva, Inc.	2.8%
Martin Marietta Materials, Inc.	2.5%

Material Fund Change [Text Block]
C000051872
Shareholder Report [Line Items]
Fund Name						Short MSCI EAFE
Trading Symbol						EFZ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$90	0.95%

Expenses Paid, Amount						$ 90
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -9.84% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Short MSCI EAFE : $5,522	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	9,898.060000	10,096
9/30/2014	10,502.860000	9,502.760000
12/31/2014	10,874.010000	9,163.320000
3/31/2015	10,218.120000	9,610.310000
6/30/2015	10,082.040000	9,669.890000
9/30/2015	11,009.170000	8,680.660000
12/31/2015	10,567.060000	9,089.520000
3/31/2016	10,736.920000	8,861.370000
6/30/2016	10,588.940000	8,731.800000
9/30/2016	9,946.060000	9,293.630000
12/31/2016	10,053.460000	9,227.320000
3/31/2017	9,297.560000	9,895.880000
6/30/2017	8,722.090000	10,501.500000
9/30/2017	8,307.680000	11,068.590000
12/31/2017	8,018.700000	11,536.790000
3/31/2018	8,063.580000	11,360.270000
6/30/2018	8,244.840000	11,219.410000
9/30/2018	8,147.440000	11,370.870000
12/31/2018	9,327.850000	9,944.960000
3/31/2019	8,499.360000	10,937.470000
6/30/2019	8,254.020000	11,339.970000
9/30/2019	8,353.300000	11,218.630000
12/31/2019	7,779.160000	12,135.190000
3/31/2020	9,548.640000	9,364.730000
6/30/2020	8,071.050000	10,758.200000
9/30/2020	7,648.520000	11,274.590000
12/31/2020	6,544.010000	13,084.170000
3/31/2021	6,250.920000	13,539.490000
6/30/2021	5,889.080000	14,239.490000
9/30/2021	5,914.910000	14,175.410000
12/31/2021	5,708.770000	14,556.730000
3/31/2022	6,011.580000	13,696.420000
6/30/2022	6,837.860000	11,709.070000
9/30/2022	7,595.020000	10,613.100000
12/31/2022	6,456.390000	12,453.420000
3/31/2023	5,987.890000	13,508.220000
6/30/2023	5,893.890000	13,906.710000
9/30/2023	6,302.260000	13,335.150000
12/31/2023	5,786.740000	14,724.670000
3/31/2024	5,548.400000	15,559.560000
5/31/2024	5,521.870000	15,764.940000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MSCI EAFE - NAV	- 9.84%	-8.74%	-5.77%
Short MSCI EAFE - Market Price	-9.93%	-8.75%	-5.77%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 20,707,403	$ 20,707,403	$ 20,707,403	$ 20,707,403	$ 20,707,403	$ 20,707,403
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 212,592
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$20,707,403 Number of Portfolio Holdings6 Net Investment Advisory Fees$212,592 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	96.2%
Repurchase Agreements with various counterparties	36.2%

Material Fund Change [Text Block]
C000038867
Shareholder Report [Line Items]
Fund Name						UltraShort Technology
Trading Symbol						REW
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$77	0.95%

Expenses Paid, Amount						$ 77
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Technology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.61% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 29.17% and a volatility of 17.51%. The index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Technology : $62	S&P Technology Select Sector Index : $61,433	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	9,386.810000	10,189	10,253
9/30/2014	8,503.190000	10,637.200000	10,246.850000
12/31/2014	7,646.270000	11,076.750000	10,780.710000
3/31/2015	7,350.410000	11,170.500000	10,974.760000
6/30/2015	7,231.760000	11,170.500000	10,989.030000
9/30/2015	7,627.480000	10,620.910000	10,190.130000
12/31/2015	6,311.400000	11,530.060000	10,831.090000
3/31/2016	5,835.320000	11,747.980000	10,931.810000
6/30/2016	6,020.140000	11,438.650000	11,218.230000
9/30/2016	4,614.520000	12,992.470000	11,717.440000
12/31/2016	4,432.420000	13,169.370000	12,202.540000
3/31/2017	3,465.390000	14,860.780000	12,909.070000
6/30/2017	3,181.980000	15,419.540000	13,297.630000
9/30/2017	2,720.010000	16,613.020000	13,905.330000
12/31/2017	2,282.330000	18,079.940000	14,785.540000
3/31/2018	2,034.190000	18,759.750000	14,696.830000
6/30/2018	1,772.930000	19,958.500000	15,265.590000
9/30/2018	1,483.560000	21,774.720000	16,350.980000
12/31/2018	2,024.090000	17,966.320000	14,002.980000
3/31/2019	1,386.990000	21,500.300000	15,969
6/30/2019	1,259.230000	22,414.060000	16,622.130000
9/30/2019	1,155.190000	23,158.210000	16,811.620000
12/31/2019	878.730000	26,495.310000	18,331.390000
3/31/2020	856.220000	23,376.810000	14,489.130000
6/30/2020	449.080000	30,827	17,689.780000
9/30/2020	337.610000	34,483.080000	19,294.240000
12/31/2020	252.090000	39,031.400000	22,142.070000
3/31/2021	223.370000	40,381.880000	23,570.240000
6/30/2021	167.410000	45,990.930000	25,524.210000
9/30/2021	157.680000	46,970.540000	25,493.580000
12/31/2021	116.690000	53,565.200000	27,823.690000
3/31/2022	131.330000	48,240.820000	26,321.210000
6/30/2022	194.090000	37,420.400000	21,888.720000
9/30/2022	214.610000	34,640.070000	20,890.600000
12/31/2022	192.230000	35,069.600000	22,390.540000
3/31/2023	119.830000	43,749.330000	24,011.620000
6/30/2023	90.290000	50,504.230000	26,026.190000
9/30/2023	102.040000	47,701.240000	25,169.930000
12/31/2023	74.410000	56,149.130000	28,223.040000
3/31/2024	63.190000	60,927.420000	31,059.460000
5/31/2024	62.360000	61,433.120000	31,099.840000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Technology - NAV	- 38.61%	-46.89%	-39.81%
UltraShort Technology - Market Price	-38.27%	-46.85%	-39.81%
S&P Technology Select Sector Index	29.17%	25.29%	20.47%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 3,949,710	$ 3,949,710	$ 3,949,710	$ 3,949,710	$ 3,949,710	$ 3,949,710
Holdings Count | Holding	10	10	10	10	10	10
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,949,710 Number of Portfolio Holdings10 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	86.5%
Repurchase Agreements with various counterparties	8.7%

Material Fund Change [Text Block]
C000227376
Shareholder Report [Line Items]
Fund Name						Nasdaq-100 Dorsey Wright Momentum ETF
Trading Symbol						QQQA
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$67	0.58%

Expenses Paid, Amount						$ 67
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100® and performance of the Fund. For the year ended

May 31, 2024, the Fund had a total return of 28.78%. For the same period, the Index had a total return of 29.63% and a volatility of 19.88%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	Nasdaq-100 Dorsey Wright Momentum ETF : $10,869	Nasdaq-100 Dorsey Wright Momentum Index : $11,083	Nasdaq-100® Index : $14,798
5/18/2021	10,000	10,000	10,000
6/30/2021	10,747	10,757	11,021
9/30/2021	10,709	10,735	11,141
12/31/2021	11,168	11,215	12,398
3/31/2022	10,263	10,324	11,293
6/30/2022	7,922	7,979	9,475
9/30/2022	7,542	7,607	9,013
12/31/2022	7,917	7,998	9,694
3/31/2023	8,121	8,217	10,421
6/30/2023	8,921	9,042	12,025
9/30/2023	8,441	8,569	11,681
12/31/2023	9,865	10,032	13,386
3/31/2024	10,886	11,088	14,554
5/31/2024	10,869	11,083	14,798

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF - NAV	28.78%	2.78%
Nasdaq-100 Dorsey Wright Momentum ETF - Market Price	28.80%	2.75%
Nasdaq-100 Dorsey Wright Momentum Index	29.63%	3.44%
Nasdaq-100® Index	31.12%	12.69%

AssetsNet	$ 12,107,094	$ 12,107,094	$ 12,107,094	$ 12,107,094	$ 12,107,094	$ 12,107,094
Holdings Count | Holding	22	22	22	22	22	22
Advisory Fees Paid, Amount						$ 65,099
InvestmentCompanyPortfolioTurnover						129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,107,094 Number of Portfolio Holdings22 Net Investment Advisory Fees$65,099 Portfolio Turnover Rate129%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.9%
QUALCOMM, Inc.	5.6%
Constellation Energy Corp.	5.4%
KLA Corp.	5.3%
Costco Wholesale Corp.	5.2%
Booking Holdings, Inc.	5.1%
Applied Materials, Inc.	4.9%
Netflix, Inc.	4.9%
Micron Technology, Inc.	4.8%
Crowdstrike Holdings, Inc., Class A	4.8%

Material Fund Change [Text Block]
C000018463
Shareholder Report [Line Items]
Fund Name						Ultra MidCap400
Trading Symbol						MVV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$116	0.95%

Expenses Paid, Amount						$ 116
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 43.73% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra MidCap400 : $30,690	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	10,826.730000	10,414	10,233
9/30/2014	9,900.840000	9,999.180000	10,278.030000
12/31/2014	11,089.700000	10,634.020000	10,812.480000
3/31/2015	12,200.070000	11,199.090000	10,962.780000
6/30/2015	11,869.920000	11,080.380000	10,981.410000
9/30/2015	9,802.100000	10,138.550000	10,246.760000
12/31/2015	10,223.630000	10,402.150000	10,922.020000
3/31/2016	10,856.970000	10,795.350000	11,093.490000
6/30/2016	11,611.030000	11,226.430000	11,381.920000
9/30/2016	12,493.650000	11,691.690000	11,834.920000
12/31/2016	14,299.580000	12,558.800000	12,346.190000
3/31/2017	15,322.180000	13,053.610000	13,054.860000
6/30/2017	15,793.210000	13,310.760000	13,441.290000
9/30/2017	16,687.400000	13,739.370000	14,038.080000
12/31/2017	18,690.760000	14,598.080000	14,954.770000
3/31/2018	18,123.510000	14,485.670000	14,847.090000
6/30/2018	19,473.780000	15,107.110000	15,389.010000
9/30/2018	20,792.360000	15,690.240000	16,520.110000
12/31/2018	13,895.200000	12,978.970000	14,212.250000
3/31/2019	17,935.790000	14,859.620000	16,150.800000
6/30/2019	18,754.250000	15,312.840000	16,822.670000
9/30/2019	18,402.640000	15,299.060000	17,080.060000
12/31/2019	20,856.740000	16,379.170000	18,603.600000
3/31/2020	9,181.310000	11,514.560000	14,776.840000
6/30/2020	13,389.750000	14,286.110000	17,845.990000
9/30/2020	14,506.260000	14,967.560000	19,373.600000
12/31/2020	22,134.090000	18,615.150000	21,938.670000
3/31/2021	28,047.970000	21,122.620000	23,454.630000
6/30/2021	29,829.340000	21,891.480000	25,363.840000
9/30/2021	28,503.260000	21,506.190000	25,452.610000
12/31/2021	32,844.200000	23,226.680000	28,178.590000
3/31/2022	29,179.380000	22,093.220000	26,871.100000
6/30/2022	20,290.180000	18,686.450000	22,566.350000
9/30/2022	18,850.530000	18,226.760000	21,492.190000
12/31/2022	22,403.310000	20,191.610000	23,166.430000
3/31/2023	23,499.680000	20,960.910000	24,825.150000
6/30/2023	25,207.050000	21,977.510000	26,907.980000
9/30/2023	22,607.920000	21,054.450000	26,003.870000
12/31/2023	27,406.460000	23,511.510000	29,067.130000
3/31/2024	32,390.830000	25,850.900000	32,063.950000
5/31/2024	30,689.810000	25,362.320000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MidCap400 - NAV	43.73%	13.56%	11.87%
Ultra MidCap400 - Market Price	43.61%	13.58%	11.88%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 137,634,287	$ 137,634,287	$ 137,634,287	$ 137,634,287	$ 137,634,287	$ 137,634,287
Holdings Count | Holding	414	414	414	414	414	414
Advisory Fees Paid, Amount						$ 926,680
InvestmentCompanyPortfolioTurnover						27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$137,634,287 Number of Portfolio Holdings414 Net Investment Advisory Fees$926,680 Portfolio Turnover Rate27%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	112%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.6%
GoDaddy, Inc., Class A	0.6%
Williams-Sonoma, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Pure Storage, Inc., Class A	0.5%
Reliance, Inc.	0.5%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Burlington Stores, Inc.	0.4%
Watsco, Inc.	0.4%

Material Fund Change [Text Block]
C000051870
Shareholder Report [Line Items]
Fund Name						Short MSCI Emerging Markets
Trading Symbol						EUM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$92	0.95%

Expenses Paid, Amount						$ 92
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.94% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500® with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Short MSCI Emerging Markets : $5,872	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	9,749.34	10,266
9/30/2014	10,054.42	9,907.2
12/31/2014	10,365.78	9,460.88
3/31/2015	10,028.81	9,672.71
6/30/2015	9,991.63	9,739.46
9/30/2015	11,784.66	7,996.09
12/31/2015	11,607.51	8,048.87
3/31/2016	10,667.79	8,508.46
6/30/2016	10,364.6	8,564.75
9/30/2016	9,403.79	9,337.85
12/31/2016	9,834.61	8,948.98
3/31/2017	8,700.99	9,973.19
6/30/2017	8,214.81	10,598.51
9/30/2017	7,567.49	11,434.73
12/31/2017	7,072.23	12,285.48
3/31/2018	6,816.13	12,459.93
6/30/2018	7,519	11,468.12
9/30/2018	7,562.13	11,343.12
12/31/2018	8,104.85	10,496.92
3/31/2019	7,368.46	11,537.17
6/30/2019	7,319.31	11,607.54
9/30/2019	7,685.8	11,114.22
12/31/2019	6,860.77	12,430.15
3/31/2020	8,399.76	9,496.63
6/30/2020	6,941.4	11,213.62
9/30/2020	6,214.15	12,285.64
12/31/2020	5,195.54	14,705.92
3/31/2021	4,948.6	15,042.68
6/30/2021	4,719.21	15,802.34
9/30/2021	5,101.39	14,523.93
12/31/2021	5,131.1	14,333.67
3/31/2022	5,426.98	13,334.61
6/30/2022	5,964.83	11,807.8
9/30/2022	6,839.03	10,441.63
12/31/2022	6,184.65	11,454.47
3/31/2023	5,989.99	11,908.07
6/30/2023	6,006.58	12,015.24
9/30/2023	6,342.72	11,663.2
12/31/2023	5,955.52	12,579.92
3/31/2024	5,912.45	12,842.84
5/31/2024	5,871.81	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MSCI Emerging Markets - NAV	- 5.94%	-5.45%	-5.18%
Short MSCI Emerging Markets - Market Price	-5.81%	-5.41%	-5.18%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 15,250,925	$ 15,250,925	$ 15,250,925	$ 15,250,925	$ 15,250,925	$ 15,250,925
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 108,800
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,250,925 Number of Portfolio Holdings8 Net Investment Advisory Fees$108,800 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	54.9%
U.S. Treasury Bills	32.5%

Material Fund Change [Text Block]
C000038869
Shareholder Report [Line Items]
Fund Name						UltraShort Utilities
Trading Symbol						SDP
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$84	0.95%

Expenses Paid, Amount						$ 84
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -22.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 15.99% and a volatility of 17.26%. The index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Utilities : $782	S&P Utilities Select Sector Index : $23,646	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	9,126.580000	10,448	10,253
9/30/2014	9,874.770000	9,964	10,246.850000
12/31/2014	7,493.130000	11,313.020000	10,780.710000
3/31/2015	8,018.880000	10,776.900000	10,974.760000
6/30/2015	9,005.270000	10,099.030000	10,989.030000
9/30/2015	7,931.620000	10,613.070000	10,190.130000
12/31/2015	7,504.880000	10,791.370000	10,831.090000
3/31/2016	5,516.890000	12,481.300000	10,931.810000
6/30/2016	4,751.420000	13,355.640000	11,218.230000
9/30/2016	5,265.280000	12,571.090000	11,717.440000
12/31/2016	5,090.790000	12,632.360000	12,202.540000
3/31/2017	4,472.020000	13,425.540000	12,909.070000
6/30/2017	4,275.410000	13,720.900000	13,297.630000
9/30/2017	4,023.880000	14,135.270000	13,905.330000
12/31/2017	3,978.670000	14,204.540000	14,785.540000
3/31/2018	4,209.320000	13,737.210000	14,696.830000
6/30/2018	3,854.800000	14,349.890000	15,265.590000
9/30/2018	3,668.750000	14,711.500000	16,350.980000
12/31/2018	3,577.130000	14,826.250000	14,002.980000
3/31/2019	2,921.330000	16,427.490000	15,969
6/30/2019	2,743.040000	16,967.950000	16,622.130000
9/30/2019	2,325.110000	18,461.130000	16,811.620000
12/31/2019	2,311.590000	18,523.900000	18,331.390000
3/31/2020	2,327.830000	15,910.180000	14,489.130000
6/30/2020	1,973.810000	16,303.160000	17,689.780000
9/30/2020	1,739.640000	17,134.620000	19,294.240000
12/31/2020	1,469.740000	18,409.440000	22,142.070000
3/31/2021	1,347.190000	18,983.810000	23,570.240000
6/30/2021	1,335.660000	18,894.590000	25,524.210000
9/30/2021	1,285.920000	19,108.100000	25,493.580000
12/31/2021	986.070000	21,615.080000	27,823.690000
3/31/2022	885.810000	22,561.820000	26,321.210000
6/30/2022	951.840000	21,422.450000	21,888.720000
9/30/2022	1,049.530000	20,149.950000	20,890.600000
12/31/2022	861.730000	21,943.300000	22,390.540000
3/31/2023	916.390000	21,258.670000	24,011.620000
6/30/2023	980.730000	20,720.820000	26,026.190000
9/30/2023	1,206.410000	18,804.150000	25,169.930000
12/31/2023	1,023.990000	20,413.780000	28,223.040000
3/31/2024	948.800000	21,346.690000	31,059.460000
5/31/2024	781.950000	23,645.730000	31,099.840000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Utilities - NAV	- 22.27%	-23.22%	-22.50%
UltraShort Utilities - Market Price	-22.29%	-23.19%	-22.51%
S&P Utilities Select Sector Index	15.99%	8.02%	9.13%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 1,552,140	$ 1,552,140	$ 1,552,140	$ 1,552,140	$ 1,552,140	$ 1,552,140
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,552,140 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	76.4%
U.S. Treasury Bills	32.0%

Material Fund Change [Text Block]
C000230307
Shareholder Report [Line Items]
Fund Name						On-Demand ETF
Trading Symbol						OND
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$66	0.58%

Expenses Paid, Amount						$ 66
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

On-Demand ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An allocation to Technology and stocks related to artificial intelligence drove strong performance in line with the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 27.67%. For the same period, the Index had a total return of 29.29% and a volatility of 19.15%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (10/26/21)
On-Demand ETF - NAV	27.67%	-12.66%
On-Demand ETF - Market Price	28.09%	-12.70%
FactSet On-Demand Index	29.29%	-12.07%
S&P Global 1200 Index	24.99%	5.82%

AssetsNet	$ 698,346	$ 698,346	$ 698,346	$ 698,346	$ 698,346	$ 698,346
Holdings Count | Holding	25	25	25	25	25	25
Advisory Fees Paid, Amount						$ 3,588
InvestmentCompanyPortfolioTurnover						31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$698,346 Number of Portfolio Holdings25 Net Investment Advisory Fees$3,588 Portfolio Turnover Rate31%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	9.3%
Spotify Technology SA	6.5%
Zomato Ltd.	6.1%
Netflix, Inc.	5.4%
Meituan, Class B	4.7%
Grab Holdings Ltd., Class A	4.7%
DoorDash, Inc., Class A	4.5%
Lyft, Inc., Class A	4.5%
Uber Technologies, Inc.	4.4%
Capcom Co. Ltd.	4.4%

Material Fund Change [Text Block]
C000063940
Shareholder Report [Line Items]
Fund Name						Ultra MSCI EAFE
Trading Symbol						EFO
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$108	0.95%

Expenses Paid, Amount						$ 108
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra MSCI EAFE(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.13% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI EAFE : $12,417	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	10,166.250000	10,096
9/30/2014	8,861.990000	9,502.760000
12/31/2014	8,035.020000	9,163.320000
3/31/2015	8,849.310000	9,610.310000
6/30/2015	8,880.920000	9,669.890000
9/30/2015	7,124.840000	8,680.660000
12/31/2015	7,551.660000	9,089.520000
3/31/2016	7,034.090000	8,861.370000
6/30/2016	6,843.340000	8,731.810000
9/30/2016	7,618.310000	9,293.640000
12/31/2016	7,368	9,227.320000
3/31/2017	8,521.010000	9,895.880000
6/30/2017	9,555.230000	10,501.500000
9/30/2017	10,451.730000	11,068.590000
12/31/2017	11,146.270000	11,536.790000
3/31/2018	10,769.530000	11,360.270000
6/30/2018	10,213.790000	11,219.410000
9/30/2018	10,375.280000	11,370.870000
12/31/2018	7,754.210000	9,944.960000
3/31/2019	9,279.760000	10,937.470000
6/30/2019	9,782.980000	11,339.970000
9/30/2019	9,477.770000	11,218.630000
12/31/2019	10,854.720000	12,135.190000
3/31/2020	5,978.830000	9,364.730000
6/30/2020	7,753.130000	10,758.200000
9/30/2020	8,386.180000	11,274.590000
12/31/2020	11,104.610000	13,084.170000
3/31/2021	11,897.010000	13,539.490000
6/30/2021	13,097.750000	14,239.490000
9/30/2021	12,701.250000	14,175.410000
12/31/2021	13,311.650000	14,556.730000
3/31/2022	11,449.010000	13,696.420000
6/30/2022	8,437.800000	11,709.070000
9/30/2022	6,592.250000	10,613.100000
12/31/2022	8,786.800000	12,453.420000
3/31/2023	10,154.120000	13,508.220000
6/30/2023	10,564.650000	13,906.710000
9/30/2023	9,315.510000	13,335.150000
12/31/2023	11,121.930000	14,724.670000
3/31/2024	12,212.530000	15,559.560000
5/31/2024	12,417	15,764.940000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI EAFE - NAV	27.13%	7.22%	2.19%
Ultra MSCI EAFE - Market Price	27.27%	7.34%	2.20%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 10,738,557	$ 10,738,557	$ 10,738,557	$ 10,738,557	$ 10,738,557	$ 10,738,557
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,738,557 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	49.4%

Material Fund Change [Text Block]
C000088638
Shareholder Report [Line Items]
Fund Name						Ultra MSCI Brazil Capped
Trading Symbol						UBR
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$97	0.95%

Expenses Paid, Amount						$ 97
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra MSCI Brazil Capped(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 4.31% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 20.66%. The index performance was driven by factors such as middling commodity prices which supported Brazilian equity performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra MSCI Brazil Capped : $1,667	MSCI Brazil 25/50 Index : $9,737	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000	10,000
6/30/2014	10,940.79	10,511	10,266
9/30/2014	8,834.97	9,575.44	9,907.2
12/31/2014	6,057.28	8,190.23	9,460.88
3/31/2015	4,303	7,001.06	9,672.71
6/30/2015	4,775.99	7,470.13	9,739.46
9/30/2015	2,045.87	4,975.85	7,996.09
12/31/2015	1,780.33	4,836.03	8,048.87
3/31/2016	2,687.25	6,190.12	8,508.46
6/30/2016	3,422.47	7,066.94	8,564.75
9/30/2016	4,186.92	7,861.66	9,337.85
12/31/2016	4,056.86	7,987.95	8,948.98
3/31/2017	5,006.09	8,780.2	9,973.19
6/30/2017	3,966.65	8,194.56	10,598.51
9/30/2017	5,835.26	10,018.67	11,434.73
12/31/2017	5,484.89	9,790.24	12,285.48
3/31/2018	6,575.32	10,824.09	12,459.93
6/30/2018	3,339.15	8,036.89	11,468.12
9/30/2018	3,535.85	8,493.38	11,343.12
12/31/2018	4,458.69	9,692.65	10,496.92
3/31/2019	4,934.1	10,487.44	11,537.17
6/30/2019	5,578.09	11,268.76	11,607.54
9/30/2019	5,021.36	10,797.73	11,114.22
12/31/2019	6,422.48	12,369.87	12,430.15
3/31/2020	1,149.08	6,187.41	9,496.63
6/30/2020	1,596.78	7,571.54	11,213.62
9/30/2020	1,429.66	7,348.18	12,285.64
12/31/2020	2,524.88	10,006.74	14,705.92
3/31/2021	1,979.91	9,033.09	15,042.68
6/30/2021	2,940.94	11,052.89	15,802.34
9/30/2021	1,791.76	8,855.57	14,523.93
12/31/2021	1,539.09	8,310.07	14,333.67
3/31/2022	2,732.73	11,265.96	13,334.61
6/30/2022	1,515.07	8,542.98	11,807.8
9/30/2022	1,693.08	9,234.11	10,441.63
12/31/2022	1,624.39	9,493.58	11,454.47
3/31/2023	1,478.15	9,236.31	11,908.07
6/30/2023	2,100.01	10,790.78	12,015.24
9/30/2023	1,814.43	10,253.4	11,663.2
12/31/2023	2,442.78	11,875.48	12,579.92
3/31/2024	2,042.05	10,876.76	12,842.84
5/31/2024	1,667.11	9,736.87	13,008.52

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Brazil Capped - NAV	4.31%	-19.66%	-16.40%
Ultra MSCI Brazil Capped - Market Price	4.02%	-19.70%	-16.75%
MSCI Brazil 25/50 Index	11.16%	-0.21%	0.65%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 3,268,377	$ 3,268,377	$ 3,268,377	$ 3,268,377	$ 3,268,377	$ 3,268,377
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,268,377 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	78.3%

Material Fund Change [Text Block]
C000074099
Shareholder Report [Line Items]
Fund Name						UltraPro Short QQQ
Trading Symbol						SQQQ
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$70	0.95%

Expenses Paid, Amount						$ 70
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -53.60% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short QQQ : $6	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,108.630000	10,309
9/30/2014	7,592.860000	10,878.940000
12/31/2014	6,316.700000	11,411.650000
3/31/2015	5,655.990000	11,711.240000
6/30/2015	5,241.450000	11,915.020000
9/30/2015	5,516.210000	11,363.350000
12/31/2015	3,949.480000	12,523.550000
3/31/2016	3,903.400000	12,285.600000
6/30/2016	3,888.930000	12,145.660000
9/30/2016	2,819.850000	13,446.070000
12/31/2016	2,762.400000	13,456.230000
3/31/2017	1,956.780000	15,083.510000
6/30/2017	1,706.200000	15,715.510000
9/30/2017	1,412.820000	16,685.160000
12/31/2017	1,139.610000	17,896.500000
3/31/2018	969.040000	18,460.240000
6/30/2018	766.310000	19,802.300000
9/30/2018	596.150000	21,507.280000
12/31/2018	900.640000	17,902.660000
3/31/2019	548.210000	20,926.420000
6/30/2019	476.030000	21,815.790000
9/30/2019	444.060000	22,097.210000
12/31/2019	306.800000	24,967.640000
3/31/2020	268.330000	22,398.470000
6/30/2020	104.060000	29,185.210000
9/30/2020	65.410000	32,868.380000
12/31/2020	41.790000	37,170.850000
3/31/2021	36.220000	37,825.060000
6/30/2021	25.160000	42,129.550000
9/30/2021	23.790000	42,588.760000
12/31/2021	16.340000	47,392.770000
3/31/2022	18.650000	43,170.080000
6/30/2022	32.380000	33,543.150000
9/30/2022	33.720000	32,060.540000
12/31/2022	29.800000	32,047.720000
3/31/2023	16.290000	38,704.030000
6/30/2023	10.620000	44,660.580000
9/30/2023	11.690000	43,383.290000
12/31/2023	7.860000	49,717.250000
3/31/2024	6.200000	54,052.590000
5/31/2024	5.950000	54,960.670000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short QQQ - NAV	- 53.60%	-60.25%	-52.42%
UltraPro Short QQQ - Market Price	-53.62%	-60.26%	-52.43%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 2,765,099,418	$ 2,765,099,418	$ 2,765,099,418	$ 2,765,099,418	$ 2,765,099,418	$ 2,765,099,418
Holdings Count | Holding	27	27	27	27	27	27
Advisory Fees Paid, Amount						$ 27,190,995
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,765,099,418 Number of Portfolio Holdings27 Net Investment Advisory Fees$27,190,995 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299)%
Futures Contracts	(1)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	152.0%
Repurchase Agreements with various counterparties	3.7%

Material Fund Change [Text Block]
C000202974
Shareholder Report [Line Items]
Fund Name						Pet Care ETF
Trading Symbol						PAWZ
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$53	0.50%

Expenses Paid, Amount						$ 53
Expense Ratio, Percent						0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the

“Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A substantial allocation to pet healthcare drove performance roughly in line with the S&P 500® healthcare sector. For the year ended May 31, 2024, the Fund had a total return of 12.70%. For the same period, the Index had a total return of 13.47% and a volatility of 15.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]
	Pet Care ETF : $13,638	FactSet Pet Care Index : $14,057	S&P Global 1200 Index : $18,929
11/5/2018	10,000	10,000	10,000
12/31/2018	9,086	9,089	9,307
3/31/2019	10,069	10,097	10,449
6/30/2019	10,687	10,733	10,878
9/30/2019	9,943	9,999	10,957
12/31/2019	11,155	11,228	11,933
3/31/2020	9,823	9,888	9,461
6/30/2020	12,400	12,502	11,222
9/30/2020	15,049	15,216	12,076
12/31/2020	18,002	18,229	13,791
3/31/2021	18,177	18,438	14,520
6/30/2021	20,368	20,714	15,614
9/30/2021	19,595	19,960	15,512
12/31/2021	19,949	20,351	16,763
3/31/2022	16,812	17,186	15,973
6/30/2022	13,338	13,601	13,528
9/30/2022	11,204	11,440	12,608
12/31/2022	11,942	12,197	13,942
3/31/2023	12,594	12,901	15,015
6/30/2023	12,880	13,204	16,045
9/30/2023	11,380	11,677	15,458
12/31/2023	13,447	13,813	17,203
3/31/2024	12,733	13,109	18,751
5/31/2024	13,638	14,057	18,929

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Five Years	Since Inception (11/5/18)
Pet Care ETF - NAV	12.70%	6.41%	5.73%
Pet Care ETF - Market Price	12.26%	6.37%	5.69%
FactSet Pet Care Index	13.47%	7.01%	6.30%
S&P Global 1200 Index	24.99%	13.13%	12.09%

AssetsNet	$ 71,003,880	$ 71,003,880	$ 71,003,880	$ 71,003,880	$ 71,003,880	$ 71,003,880
Holdings Count | Holding	30	30	30	30	30	30
Advisory Fees Paid, Amount						$ 405,925
InvestmentCompanyPortfolioTurnover						72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$71,003,880 Number of Portfolio Holdings30 Net Investment Advisory Fees$405,925 Portfolio Turnover Rate72%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Chewy, Inc., Class A	12.4%
Freshpet, Inc.	10.1%
Zoetis, Inc., Class A	9.2%
IDEXX Laboratories, Inc.	9.0%
Pets at Home Group plc	7.1%
CVS Group plc	5.0%
Trupanion, Inc.	4.8%
Virbac SACA	4.2%
Nestle SA (Registered)	4.2%
Merck & Co., Inc.	4.0%

Material Fund Change [Text Block]
C000063941
Shareholder Report [Line Items]
Fund Name						Ultra MSCI Emerging Markets
Trading Symbol						EET
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$102	0.95%

Expenses Paid, Amount						$ 102
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra MSCI Emerging Markets(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 14.13% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500 with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI Emerging Markets : $7,078	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	10,469.89	10,266
9/30/2014	9,597.73	9,907.2
12/31/2014	8,728.94	9,460.88
3/31/2015	8,995.37	9,672.71
6/30/2015	8,823.47	9,739.46
9/30/2015	5,911.21	7,996.09
12/31/2015	5,797.56	8,048.87
3/31/2016	6,424.08	8,508.46
6/30/2016	6,450.32	8,564.75
9/30/2016	7,576.37	9,337.85
12/31/2016	6,684.06	8,948.98
3/31/2017	8,385.66	9,973.19
6/30/2017	9,255.51	10,598.51
9/30/2017	10,747.04	11,434.73
12/31/2017	12,127.76	12,285.48
3/31/2018	12,457.24	12,459.93
6/30/2018	10,008.72	11,468.12
9/30/2018	9,654.31	11,343.12
12/31/2018	8,028.27	10,496.92
3/31/2019	9,532.85	11,537.17
6/30/2019	9,525.61	11,607.54
9/30/2019	8,509.25	11,114.22
12/31/2019	10,578.77	12,430.15
3/31/2020	5,595.19	9,496.63
6/30/2020	7,567.17	11,213.62
9/30/2020	9,087.07	12,285.64
12/31/2020	12,614.77	14,705.92
3/31/2021	13,227.28	15,042.68
6/30/2021	14,151.69	15,802.34
9/30/2021	11,684	14,523.93
12/31/2021	11,222.82	14,333.67
3/31/2022	9,390.91	13,334.61
6/30/2022	7,374.31	11,807.8
9/30/2022	5,445.66	10,441.63
12/31/2022	6,381.29	11,454.47
3/31/2023	6,723.9	11,908.07
6/30/2023	6,702.44	12,015.24
9/30/2023	6,012.34	11,663.2
12/31/2023	6,823.04	12,579.92
3/31/2024	6,951.72	12,842.84
5/31/2024	7,078.02	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Emerging Markets - NAV	14.13%	-3.56%	-3.40%
Ultra MSCI Emerging Markets - Market Price	14.08%	-3.56%	-3.43%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 15,696,548	$ 15,696,548	$ 15,696,548	$ 15,696,548	$ 15,696,548	$ 15,696,548
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 35,469
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,696,548 Number of Portfolio Holdings8 Net Investment Advisory Fees$35,469 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	44.1%
Repurchase Agreements with various counterparties	32.8%

Material Fund Change [Text Block]
C000063942
Shareholder Report [Line Items]
Fund Name						Ultra MSCI Japan
Trading Symbol						EZJ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$108	0.95%

Expenses Paid, Amount						$ 108
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra MSCI Japan(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.15% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 18.63% and a volatility of 15.95%. The index performance was driven by factors such as decent underlying performance plus the depreciation of the Yen drove performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra MSCI Japan : $15,874	MSCI Japan Index : $18,432	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000	10,000
6/30/2014	10,936.16	10,523	10,096
9/30/2014	10,385.38	10,280.44	9,502.76
12/31/2014	9,460.51	10,031.56	9,163.32
3/31/2015	11,663.59	11,055.68	9,610.31
6/30/2015	12,213.55	11,400.61	9,669.89
9/30/2015	9,531.69	10,066.74	8,680.66
12/31/2015	10,758.31	11,011	9,089.52
3/31/2016	9,340.5	10,308.5	8,861.37
6/30/2016	9,466.47	10,415.04	8,731.8
9/30/2016	11,145.95	11,327.01	9,293.63
12/31/2016	10,750.04	11,310.71	9,227.32
3/31/2017	11,855.31	11,835.81	9,895.88
6/30/2017	12,912.48	12,450.09	10,501.5
9/30/2017	13,801.67	12,944.36	11,068.59
12/31/2017	16,007.56	14,043.33	11,536.79
3/31/2018	16,086.96	14,159.89	11,360.27
6/30/2018	14,688.61	13,763.42	11,219.41
9/30/2018	15,658.29	14,287.8	11,370.87
12/31/2018	10,997.44	12,258.94	9,944.96
3/31/2019	12,617.62	13,098.67	10,937.47
6/30/2019	12,592.3	13,236.21	11,339.97
9/30/2019	13,404.04	13,671.68	11,218.63
12/31/2019	14,778.56	14,720.3	12,135.19
3/31/2020	9,800.09	12,272.31	9,364.73
6/30/2020	12,028.45	13,697.13	10,758.2
9/30/2020	13,793.87	14,647.71	11,274.59
12/31/2020	18,023.26	16,882.95	13,084.17
3/31/2021	18,348.81	17,148.01	13,539.49
6/30/2021	17,901.59	17,100	14,239.49
9/30/2021	19,119.65	17,879.76	14,175.41
12/31/2021	17,632.71	17,171.72	14,556.73
3/31/2022	14,715.21	16,036.67	13,696.42
6/30/2022	10,843.1	13,690.5	11,709.07
9/30/2022	9,042.59	12,640.44	10,613.1
12/31/2022	10,923.07	14,312.77	12,453.42
3/31/2023	12,383.64	15,198.73	13,508.22
6/30/2023	13,627.79	16,174.49	13,906.71
9/30/2023	12,624.62	15,917.32	13,335.15
12/31/2023	14,311.6	17,220.94	14,724.67
3/31/2024	17,295.48	19,027.42	15,559.56
5/31/2024	15,874.27	18,431.86	15,764.94

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Japan - NAV	27.15%	6.50%	4.73%
Ultra MSCI Japan - Market Price	27.23%	6.44%	4.73%
MSCI Japan Index	18.63%	7.55%	6.15%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 9,271,560	$ 9,271,560	$ 9,271,560	$ 9,271,560	$ 9,271,560	$ 9,271,560
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,271,560 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Swap Agreements	166%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
iShares MSCI Japan ETF	34.4%
Repurchase Agreements with various counterparties	28.0%

Material Fund Change [Text Block]
C000074103
Shareholder Report [Line Items]
Fund Name						UltraPro Short Russell2000
Trading Symbol						SRTY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$74	0.95%

Expenses Paid, Amount						$ 74
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -45.13% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short Russell2000 : $70	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	8,487.120000	10,532	10,251
9/30/2014	10,313.550000	9,756.850000	10,252.030000
12/31/2014	7,359.220000	10,705.990000	10,789.230000
3/31/2015	6,215.060000	11,167.950000	10,983.440000
6/30/2015	5,964.250000	11,214.860000	10,998.810000
9/30/2015	8,199.100000	9,878.050000	10,201.400000
12/31/2015	6,963.100000	10,232.670000	10,841.030000
3/31/2016	6,685.860000	10,077.130000	10,946.190000
6/30/2016	5,646.350000	10,459.240000	11,234.070000
9/30/2016	4,205.300000	11,405.370000	11,728.370000
12/31/2016	3,133.650000	12,412.860000	12,222.130000
3/31/2017	2,830.460000	12,718.940000	12,923.680000
6/30/2017	2,573.410000	13,031.830000	13,313.980000
9/30/2017	2,149.930000	13,770.730000	13,922.430000
12/31/2017	1,930.100000	14,230.670000	14,805.110000
3/31/2018	1,860.430000	14,219.290000	14,710.360000
6/30/2018	1,466.220000	15,321.280000	15,282.590000
9/30/2018	1,316.660000	15,869.790000	16,370.710000
12/31/2018	2,376.880000	12,664.090000	14,029.700000
3/31/2019	1,539.940000	14,510.510000	15,999.470000
6/30/2019	1,415.190000	14,815.230000	16,655.450000
9/30/2019	1,469.340000	14,459.670000	16,848.650000
12/31/2019	1,096.880000	15,896.960000	18,381.880000
3/31/2020	1,846.990000	11,030.900000	14,540.070000
6/30/2020	656.660000	13,834.950000	17,743.240000
9/30/2020	527.240000	14,517.020000	19,377.390000
12/31/2020	213.310000	19,071.010000	22,222
3/31/2021	132.050000	21,493.020000	23,633.090000
6/30/2021	110.080000	22,415.070000	25,580.460000
9/30/2021	118.180000	21,437.780000	25,554.880000
12/31/2021	103.070000	21,896.550000	27,926.370000
3/31/2022	116.480000	20,247.740000	26,451.860000
6/30/2022	177.120000	16,765.130000	22,034.400000
9/30/2022	174.450000	16,397.970000	21,051.660000
12/31/2022	132.790000	17,419.560000	22,563.170000
3/31/2023	118.350000	17,896.860000	24,183.210000
6/30/2023	100.560000	18,829.280000	26,212.180000
9/30/2023	118.850000	17,863.340000	25,360.290000
12/31/2023	76.960000	20,369.570000	28,421.270000
3/31/2024	65.250000	21,424.710000	31,269.080000
5/31/2024	70.350000	20,916.950000	31,306.610000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short Russell2000 - NAV	- 45.13%	-47.41%	-39.09%
UltraPro Short Russell2000 - Market Price	-45.24%	-47.43%	-39.08%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 120,150,750	$ 120,150,750	$ 120,150,750	$ 120,150,750	$ 120,150,750	$ 120,150,750
Holdings Count | Holding	13	13	13	13	13	13
Advisory Fees Paid, Amount						$ 1,015,199
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$120,150,750 Number of Portfolio Holdings13 Net Investment Advisory Fees$1,015,199 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	106.0%
Repurchase Agreements with various counterparties	6.7%

Material Fund Change [Text Block]
C000238747
Shareholder Report [Line Items]
Fund Name						S&P Global Core Battery Metals ETF
Trading Symbol						ION
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$55	0.58%

Expenses Paid, Amount						$ 55
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P Global Core Battery Metals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Falling lithium prices were a key driver of performance. For the year ended May 31, 2024, the Fund had a total return of -10.46%. For the same period, the Index had a total return of -8.85% and a volatility of 22.51%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF - NAV	- 10.46%	-14.02%
S&P Global Core Battery Metals ETF - Market Price	-10.11%	-13.98%
S&P Global Core Battery Metals Index	- 8.85%	-12.02%
S&P Global 1200 Index	24.99%	21.14%

AssetsNet	$ 2,336,939	$ 2,336,939	$ 2,336,939	$ 2,336,939	$ 2,336,939	$ 2,336,939
Holdings Count | Holding	43	43	43	43	43	43
Advisory Fees Paid, Amount						$ 13,976
InvestmentCompanyPortfolioTurnover						56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,336,939 Number of Portfolio Holdings43 Net Investment Advisory Fees$13,976 Portfolio Turnover Rate56%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Arcadium Lithium plc	8.9%
Eramet SA	4.5%
IGO Ltd.	4.4%
Pilbara Minerals Ltd.	4.2%
Vale Indonesia Tbk. PT	3.9%
Albemarle Corp.	3.8%
Mineral Resources Ltd.	3.8%
Sociedad Quimica y Minera de Chile SA (ADR)	3.6%
Pacific Metals Co. Ltd.	3.5%
Tibet Mineral Development Co., Class A	3.4%

Material Fund Change [Text Block]
C000063930
Shareholder Report [Line Items]
Fund Name						UltraShort FTSE Europe
Trading Symbol						EPV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$81	0.95%

Expenses Paid, Amount						$ 81
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort FTSE Europe(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -28.71% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.20% and a volatility of 13.06%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort FTSE Europe : $1,471	FTSE Developed Europe All Cap Index : $17,252	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,979.950000	9,990	10,180
9/30/2014	11,416.230000	9,288.010000	9,976.400000
12/31/2014	12,114.460000	8,890.840000	10,072.170000
3/31/2015	10,801.680000	9,198.510000	10,291.750000
6/30/2015	10,311.300000	9,244.500000	10,353.500000
9/30/2015	11,853.490000	8,455.020000	9,461.030000
12/31/2015	11,185.420000	8,673.160000	9,986.110000
3/31/2016	11,237	8,462.400000	10,003.090000
6/30/2016	10,870.400000	8,226.300000	10,139.130000
9/30/2016	9,677.500000	8,701.780000	10,653.190000
12/31/2016	9,790.910000	8,641.740000	10,874.770000
3/31/2017	8,319.730000	9,294.190000	11,614.260000
6/30/2017	6,993.480000	10,024.710000	12,114.830000
9/30/2017	6,176.710000	10,697.370000	12,747.220000
12/31/2017	5,931.690000	10,960.530000	13,468.720000
3/31/2018	5,963.660000	10,762.140000	13,331.340000
6/30/2018	6,118.740000	10,654.520000	13,516.640000
9/30/2018	6,022.240000	10,714.190000	14,201.940000
12/31/2018	7,822.900000	9,299.910000	12,368.470000
3/31/2019	6,346.230000	10,316.390000	13,886.080000
6/30/2019	5,835.870000	10,779.600000	14,456.790000
9/30/2019	6,034.180000	10,569.400000	14,560.880000
12/31/2019	4,979.990000	11,586.170000	15,858.260000
3/31/2020	7,318.010000	8,680.360000	12,572.430000
6/30/2020	4,919.590000	10,083.980000	14,913.410000
9/30/2020	4,351.080000	10,614.390000	16,048.320000
12/31/2020	3,148.440000	12,342.420000	18,327.190000
3/31/2021	2,800.280000	12,858.330000	19,296.690000
6/30/2021	2,355.350000	13,830.420000	20,749.730000
9/30/2021	2,402.150000	13,650.620000	20,614.860000
12/31/2021	2,135.500000	14,359.090000	22,276.420000
3/31/2022	2,400.230000	13,226.160000	21,227.200000
6/30/2022	3,054.560000	11,222.400000	17,977.320000
9/30/2022	3,813.230000	10,018.230000	16,754.860000
12/31/2022	2,478.650000	11,996.830000	18,527.520000
3/31/2023	2,009.620000	13,218.110000	19,954.140000
6/30/2023	1,899.620000	13,593.510000	21,323
9/30/2023	2,145.340000	14,275.900000	20,542.570000
12/31/2023	1,712.230000	15,931.900000	22,861.830000
3/31/2024	1,569.850000	16,712.570000	24,919.390000
5/31/2024	1,470.810000	17,252.380000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE Europe from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort FTSE Europe - NAV	- 28.71%	-25.93%	-17.44%
UltraShort FTSE Europe - Market Price	-28.79%	-25.93%	-17.44%
FTSE Developed Europe All Cap Index	20.20%	9.06%	4.66%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 21,306,205	$ 21,306,205	$ 21,306,205	$ 21,306,205	$ 21,306,205	$ 21,306,205
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 269,432
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,306,205 Number of Portfolio Holdings8 Net Investment Advisory Fees$269,432 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	102.6%
Repurchase Agreements with various counterparties	84.9%

Material Fund Change [Text Block]
C000051848
Shareholder Report [Line Items]
Fund Name						Ultra Nasdaq Biotechnology
Trading Symbol						BIB
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$99	0.95%

Expenses Paid, Amount						$ 99
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Nasdaq Biotechnology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 7.49% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 8.95% and a volatility of 16.73%. The index performance was driven by factors such as a strong equity environment. However, the index lagged the Nasdaq-100® due to its smaller size companies and the underperformance of the healthcare sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Nasdaq Biotechnology : $13,908	Nasdaq Biotechnology® Index : $18,619	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000	10,000
6/30/2014	11,498.230000	10,732	10,309
9/30/2014	12,859.300000	11,428.510000	10,878.940000
12/31/2014	15,548.950000	12,707.360000	11,411.650000
3/31/2015	19,630.010000	14,393.620000	11,711.240000
6/30/2015	22,359.590000	15,477.460000	11,915.020000
9/30/2015	14,504	12,702.350000	11,363.350000
12/31/2015	17,695.460000	14,203.770000	12,523.550000
3/31/2016	10,131.850000	10,953.950000	12,285.600000
6/30/2016	9,635.090000	10,830.800000	12,145.660000
9/30/2016	12,013.800000	12,184.170000	13,446.070000
12/31/2016	9,868.690000	11,171.800000	13,456.230000
3/31/2017	11,957.650000	12,382.580000	15,083.510000
6/30/2017	13,225.250000	13,109.440000	15,715.510000
9/30/2017	15,169.320000	14,124.110000	16,685.160000
12/31/2017	13,890.940000	13,588.810000	17,896.500000
3/31/2018	13,595.830000	13,596.960000	18,460.240000
6/30/2018	14,168.660000	14,015.750000	19,802.300000
9/30/2018	17,269.830000	15,585.510000	21,507.280000
12/31/2018	10,505.020000	12,384.250000	17,902.660000
3/31/2019	13,727.220000	14,308.760000	20,926.420000
6/30/2019	12,844.660000	13,986.810000	29,185.210000
9/30/2019	10,546.870000	12,781.150000	22,097.210000
12/31/2019	15,286.580000	15,493.310000	24,967.640000
3/31/2020	11,513.150000	13,902.150000	22,398.470000
6/30/2020	17,988.400000	17,641.820000	29,185.210000
9/30/2020	17,354.740000	17,497.160000	32,868.380000
12/31/2020	21,361.630000	19,588.070000	37,170.850000
3/31/2021	20,690.850000	19,480.340000	37,825.060000
6/30/2021	24,359.850000	21,262.790000	42,129.550000
9/30/2021	23,482.990000	21,033.150000	42,588.760000
12/31/2021	20,098.930000	19,592.380000	47,392.770000
3/31/2022	15,314.490000	17,305.950000	43,170.080000
6/30/2022	11,996.630000	15,613.430000	33,543.150000
9/30/2022	11,788.930000	15,721.160000	32,060.540000
12/31/2022	14,343.450000	17,609.270000	32,047.720000
3/31/2023	13,438.660000	17,279.980000	38,704.030000
6/30/2023	12,878.060000	17,115.820000	44,660.580000
9/30/2023	11,907.120000	16,633.150000	43,383.290000
12/31/2023	14,159.940000	18,421.220000	49,717.250000
3/31/2024	14,276.410000	18,712.270000	54,052.590000
5/31/2024	13,907.980000	18,618.710000	54,960.670000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Nasdaq Biotechnology - NAV	7.49%	5.15%	3.35%
Ultra Nasdaq Biotechnology - Market Price	7.51%	5.15%	3.36%
Nasdaq Biotechnology® Index	8.95%	7.77%	6.40%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

AssetsNet	$ 88,267,361	$ 88,267,361	$ 88,267,361	$ 88,267,361	$ 88,267,361	$ 88,267,361
Holdings Count | Holding	227	227	227	227	227	227
Advisory Fees Paid, Amount						$ 492,996
InvestmentCompanyPortfolioTurnover						32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$88,267,361 Number of Portfolio Holdings227 Net Investment Advisory Fees$492,996 Portfolio Turnover Rate32%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Amgen, Inc.	6.3%
Vertex Pharmaceuticals, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	5.8%
Gilead Sciences, Inc.	5.1%
Moderna, Inc.	3.9%
AstraZeneca plc (ADR)	3.3%
Biogen, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	1.4%
Illumina, Inc.	1.2%
BioMarin Pharmaceutical, Inc.	1.0%

Material Fund Change [Text Block]
C000074101
Shareholder Report [Line Items]
Fund Name						UltraPro Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup>
Trading Symbol						SPXU
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$69	0.89%

Expenses Paid, Amount						$ 69
Expense Ratio, Percent						0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Short S&P500®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -46.48% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Short S&P500® : $71	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,389.36	10,207
9/30/2014	8,956.59	10,322.12
12/31/2014	7,511.7	10,831.28
3/31/2015	7,100.51	10,934.25
6/30/2015	6,942.13	10,964.86
9/30/2015	7,931.26	10,258.73
12/31/2015	6,249.47	10,980.94
3/31/2016	5,724.65	11,129.18
6/30/2016	5,181.99	11,402.43
9/30/2016	4,566.66	11,841.66
12/31/2016	4,045.32	12,294.51
3/31/2017	3,386.01	13,040.31
6/30/2017	3,092.26	13,443.26
9/30/2017	2,719.78	14,045.52
12/31/2017	2,257.24	14,978.14
3/31/2018	2,216.45	14,864.31
6/30/2018	1,991.97	15,374.15
9/30/2018	1,611.7	16,559.5
12/31/2018	2,341.51	14,320.66
3/31/2019	1,588.1	16,275.43
6/30/2019	1,405.88	16,975.27
9/30/2019	1,321.18	17,263.85
12/31/2019	1,021.38	18,829.68
3/31/2020	1,232.52	15,139.06
6/30/2020	600.69	18,248.63
9/30/2020	444.12	19,878.23
12/31/2020	301.75	22,293.43
3/31/2021	242.97	23,668.94
6/30/2021	186.15	25,692.63
9/30/2021	179.43	25,841.65
12/31/2021	127.14	28,691.98
3/31/2022	136.78	27,372.15
6/30/2022	207.12	22,965.23
9/30/2022	229.13	21,844.53
12/31/2022	173.05	23,495.98
3/31/2023	139.39	25,258.18
6/30/2023	111.33	27,465.74
9/30/2023	127	26,567.61
12/31/2023	93.52	29,673.36
3/31/2024	71.37	32,806.87
5/31/2024	71.4	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short S&P500® - NAV	- 46.48%	-47.10%	-38.99%
UltraPro Short S&P500® - Market Price	-46.47%	-47.11%	-39.01%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 614,515,097	$ 614,515,097	$ 614,515,097	$ 614,515,097	$ 614,515,097	$ 614,515,097
Holdings Count | Holding	24	24	24	24	24	24
Advisory Fees Paid, Amount						$ 6,449,078
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$614,515,097 Number of Portfolio Holdings24 Net Investment Advisory Fees$6,449,078 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	126.8%
Repurchase Agreements with various counterparties	9.4%

Material Fund Change [Text Block]
C000230306
Shareholder Report [Line Items]
Fund Name						S&P Kensho Cleantech ETF
Trading Symbol						CTEX
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$53	0.58%

Expenses Paid, Amount						$ 53
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P Kensho Cleantech ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Delayed global transition to clean energy was a key driver of performance. For the year ended May 31, 2024, the Fund had a total return of -18.27%. For the same period, the Index had a total return of -18.27% and a volatility of 38.71%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF - NAV	- 18.27%	-15.98%
S&P Kensho Cleantech ETF - Market Price	-18.25%	-16.00%
S&P Kensho Cleantech Index	- 18.27%	-15.77%
S&P Total Market Index	27.68%	7.29%

AssetsNet	$ 3,763,486	$ 3,763,486	$ 3,763,486	$ 3,763,486	$ 3,763,486	$ 3,763,486
Holdings Count | Holding	33	33	33	33	33	33
Advisory Fees Paid, Amount						$ 28,838
InvestmentCompanyPortfolioTurnover						37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,763,486 Number of Portfolio Holdings33 Net Investment Advisory Fees$28,838 Portfolio Turnover Rate37%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
TPI Composites, Inc.	4.0%
Sunnova Energy International, Inc.	4.0%
First Solar, Inc.	4.0%
Array Technologies, Inc.	3.9%
Canadian Solar, Inc.	3.8%
SunPower Corp.	3.8%
JinkoSolar Holding Co. Ltd. (ADR)	3.8%
Sunrun, Inc.	3.7%
Daqo New Energy Corp. (ADR)	3.6%
NEXTracker, Inc., Class A	3.6%

Material Fund Change [Text Block]
C000051860
Shareholder Report [Line Items]
Fund Name						UltraShort MSCI EAFE
Trading Symbol						EFU
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$83	0.95%

Expenses Paid, Amount						$ 83
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort MSCI EAFE(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -25.19% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI EAFE : $2,089	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	9,798.59	10,096
9/30/2014	11,009.2	9,502.76
12/31/2014	11,729.9	9,163.32
3/31/2015	10,312.84	9,610.31
6/30/2015	10,000.53	9,669.89
9/30/2015	11,800.2	8,680.66
12/31/2015	10,826.14	9,089.52
3/31/2016	11,058.35	8,861.37
6/30/2016	10,584.33	8,731.8
9/30/2016	9,295.4	9,293.63
12/31/2016	9,483.4	9,227.32
3/31/2017	8,115.92	9,895.88
6/30/2017	7,138.54	10,501.5
9/30/2017	6,468.8	11,068.59
12/31/2017	6,015.65	11,536.79
3/31/2018	6,039.9	11,360.27
6/30/2018	6,292.96	11,219.41
9/30/2018	6,115.72	11,370.87
12/31/2018	7,922.33	9,944.96
3/31/2019	6,519.3	10,937.47
6/30/2019	6,104.64	11,339.97
9/30/2019	6,209.63	11,218.63
12/31/2019	5,359.45	12,135.19
3/31/2020	7,591.99	9,364.73
6/30/2020	5,312.27	10,758.2
9/30/2020	4,746.02	11,274.59
12/31/2020	3,449.78	13,084.17
3/31/2021	3,137.76	13,539.49
6/30/2021	2,777.2	14,239.49
9/30/2021	2,797.81	14,175.41
12/31/2021	2,604.97	14,556.73
3/31/2022	2,911.47	13,696.42
6/30/2022	3,722.46	11,709.07
9/30/2022	4,533.36	10,613.1
12/31/2022	3,196.85	12,453.42
3/31/2023	2,698.67	13,508.22
6/30/2023	2,570.86	13,906.71
9/30/2023	2,887.43	13,335.15
12/31/2023	2,379.14	14,724.67
3/31/2024	2,137.43	15,559.56
5/31/2024	2,089.12	15,764.94
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI EAFE - NAV	- 25.19%	-21.11%	-14.49%
UltraShort MSCI EAFE - Market Price	-24.98%	-21.06%	-14.47%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 828,246	$ 828,246	$ 828,246	$ 828,246	$ 828,246	$ 828,246
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$828,246 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	76.6%
Repurchase Agreements with various counterparties	6.1%

Material Fund Change [Text Block]
C000224813
Shareholder Report [Line Items]
Fund Name						Ultra Nasdaq Cybersecurity
Trading Symbol						UCYB
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$109	0.95%

Expenses Paid, Amount						$ 109
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Nasdaq Cybersecurity(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity IndexSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 29.95% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.84% and a volatility of 17.35%. The index performance was driven by factors such as general exuberance around technology and AI-related opportunities. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity - NAV	29.95%	-2.18%
Ultra Nasdaq Cybersecurity - Market Price	30.02%	-2.16%
Nasdaq CTA Cybersecurity Index℠	22.84%	6.25%
Nasdaq-100® Index	31.12%	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq CTA Cybersecurity IndexSM are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

AssetsNet	$ 3,297,031	$ 3,297,031	$ 3,297,031	$ 3,297,031	$ 3,297,031	$ 3,297,031
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,297,031 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	72.5%

Material Fund Change [Text Block]
C000051863
Shareholder Report [Line Items]
Fund Name						UltraShort 20+ Year Treasury
Trading Symbol						TBT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$103	0.91%

Expenses Paid, Amount						$ 103
Expense Ratio, Percent						0.91%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.43% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort 20+ Year Treasury : $6,570	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,006.66	9,979	9,986
9/30/2014	9,315.42	10,277.92	10,019.95
12/31/2014	7,685.72	11,239.29	10,215.34
3/31/2015	6,929.98	11,710.75	10,381.85
6/30/2015	8,167.77	10,648.59	10,215.74
9/30/2015	7,183.17	11,215.09	10,394.52
12/31/2015	7,269.47	11,060.32	10,296.81
3/31/2016	6,092.96	11,999.35	10,626.31
6/30/2016	5,272.5	12,810.72	10,853.71
9/30/2016	5,242.29	12,771.88	10,818.98
12/31/2016	6,703.86	11,223.31	10,404.61
3/31/2017	6,473.65	11,382.41	10,475.36
6/30/2017	5,947.64	11,858.19	10,598.97
9/30/2017	5,874.41	11,925.78	10,639.25
12/31/2017	5,576.03	12,233.47	10,645.63
3/31/2018	5,972.48	11,822.42	10,520.01
6/30/2018	5,942.76	11,870.89	10,531.58
9/30/2018	6,363.13	11,510.02	10,468.4
12/31/2018	5,901.69	11,991.14	10,737.43
3/31/2019	5,425.92	12,557.12	10,965.07
6/30/2019	4,859.93	13,325.62	11,295.12
9/30/2019	4,136.6	14,410.32	11,566.2
12/31/2019	4,497.37	13,799.32	11,474.83
3/31/2020	2,748.19	16,902.79	12,450.19
6/30/2020	2,713.5	16,784.47	12,477.58
9/30/2020	2,671.33	16,811.33	12,500.04
12/31/2020	2,799.14	16,293.54	12,396.28
3/31/2021	3,722.77	13,979.86	11,859.53
6/30/2021	3,213.94	15,004.58	12,083.67
9/30/2021	3,134.04	15,019.58	12,077.63
12/31/2021	2,887.63	15,587.32	12,110.24
3/31/2022	3,503.24	13,899.22	11,447.81
6/30/2022	4,469.84	12,211.85	11,029.96
9/30/2022	5,425.97	10,899.08	10,524.79
12/31/2022	5,602.58	10,749.76	10,600.57
3/31/2023	4,857.74	11,450.64	10,917.53
6/30/2023	5,178.31	11,178.12	10,765.77
9/30/2023	6,953.42	9,724.96	10,436.34
12/31/2023	5,459.96	10,981.43	11,010.34
3/31/2024	5,999.55	10,586.1	10,911.25
5/31/2024	6,570.41	10,198.65	10,822.87

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort 20+ Year Treasury - NAV	27.43%	5.73%	-4.11%
UltraShort 20+ Year Treasury - Market Price	27.67%	5.83%	-4.14%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 362,567,813	$ 362,567,813	$ 362,567,813	$ 362,567,813	$ 362,567,813	$ 362,567,813
Holdings Count | Holding	13	13	13	13	13	13
Advisory Fees Paid, Amount						$ 3,292,757
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$362,567,813 Number of Portfolio Holdings13 Net Investment Advisory Fees$3,292,757 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(3)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	80.4%
Repurchase Agreements with various counterparties	21.8%

Material Fund Change [Text Block]
C000230304
Shareholder Report [Line Items]
Fund Name						S&P Kensho Smart Factories ETF
Trading Symbol						MAKX
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$61	0.58%

Expenses Paid, Amount						$ 61
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology stocks drove positive returns but the absence of “Magnificent 7” exposure drove underperformance compared to the S&P 500® technology sector and the Nasdaq-100® . For the year ended May 31, 2024, the Fund had a total return of 8.94%. For the same period, the Index had a total return of 8.81% and a volatility of 22.19%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF - NAV	8.94%	-2.06%
S&P Kensho Smart Factories ETF - Market Price	8.84%	-2.10%
S&P Kensho Smart Factories Index	8.81%	-1.86%
S&P Total Market Index	27.68%	7.29%

AssetsNet	$ 937,434	$ 937,434	$ 937,434	$ 937,434	$ 937,434	$ 937,434
Holdings Count | Holding	24	24	24	24	24	24
Advisory Fees Paid, Amount						$ 5,177
InvestmentCompanyPortfolioTurnover						32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$937,434 Number of Portfolio Holdings24 Net Investment Advisory Fees$5,177 Portfolio Turnover Rate32%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Ouster, Inc.	6.7%
Aspen Technology, Inc.	6.0%
Emerson Electric Co.	5.6%
Cognex Corp.	5.5%
Rockwell Automation, Inc.	5.3%
Autodesk, Inc.	5.3%
Hollysys Automation Technologies Ltd.	5.1%
3D Systems Corp.	4.8%
Ambarella, Inc.	4.8%
SK Telecom Co. Ltd. (ADR)	4.4%

Material Fund Change [Text Block]
C000051857
Shareholder Report [Line Items]
Fund Name						UltraShort MSCI Emerging Markets
Trading Symbol						EEV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$87	0.95%

Expenses Paid, Amount						$ 87
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort MSCI Emerging Markets(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -16.71% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500® with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI Emerging Markets : $2,128	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	9,504.06	10,266
9/30/2014	10,074.47	9,907.2
12/31/2014	10,643.33	9,460.88
3/31/2015	9,882.31	9,672.71
6/30/2015	9,775.01	9,739.45
9/30/2015	13,365.45	7,996.09
12/31/2015	12,865.81	8,048.87
3/31/2016	10,685.51	8,508.46
6/30/2016	9,954.55	8,564.75
9/30/2016	8,138.19	9,337.85
12/31/2016	8,838.3	8,948.98
3/31/2017	6,897.57	9,973.19
6/30/2017	6,126.08	10,598.51
9/30/2017	5,187.67	11,434.73
12/31/2017	4,510.39	12,285.48
3/31/2018	4,116.9	12,459.93
6/30/2018	4,961.78	11,468.12
9/30/2018	4,963.07	11,343.12
12/31/2018	5,595.07	10,496.92
3/31/2019	4,574.15	11,537.17
6/30/2019	4,470.87	11,607.54
9/30/2019	4,882.1	11,114.22
12/31/2019	3,864.17	12,430.15
3/31/2020	5,367.98	9,496.63
6/30/2020	3,578.69	11,213.62
9/30/2020	2,841.79	12,285.64
12/31/2020	1,976.08	14,705.92
3/31/2021	1,770.21	15,042.68
6/30/2021	1,604.73	15,802.34
9/30/2021	1,864.9	14,523.93
12/31/2021	1,881.12	14,333.67
3/31/2022	2,078.56	13,334.61
6/30/2022	2,476.1	11,807.8
9/30/2022	3,219.6	10,441.63
12/31/2022	2,572.15	11,454.47
3/31/2023	2,373.42	11,908.07
6/30/2023	2,353.46	12,015.24
9/30/2023	2,582.54	11,663.2
12/31/2023	2,242.36	12,579.92
3/31/2024	2,181.58	12,842.84
5/31/2024	2,127.62	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Emerging Markets - NAV	- 16.71%	-15.89%	-14.34%
UltraShort MSCI Emerging Markets - Market Price	-16.51%	-15.85%	-14.33%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 5,382,685	$ 5,382,685	$ 5,382,685	$ 5,382,685	$ 5,382,685	$ 5,382,685
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,382,685 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	82.3%

Material Fund Change [Text Block]
C000224815
Shareholder Report [Line Items]
Fund Name						Ultra Nasdaq Cloud Computing
Trading Symbol						SKYU
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$113	0.95%

Expenses Paid, Amount						$ 113
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Nasdaq Cloud Computing(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 38.39% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 24.85% and a volatility of 21.89%. The index performance was driven by factors such as strength from several "Magnificent Seven" constituents and enthusiasm around AI-related opportunities. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing - NAV	38.39%	-16.55%
Ultra Nasdaq Cloud Computing - Market Price	38.46%	-16.54%
ISE CTA Cloud Computing Index	24.85%	-1.88%
Nasdaq-100®	31.12%	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the ISE CTA Cloud Computing Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

AssetsNet	$ 2,721,171	$ 2,721,171	$ 2,721,171	$ 2,721,171	$ 2,721,171	$ 2,721,171
Holdings Count | Holding	71	71	71	71	71	71
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,721,171 Number of Portfolio Holdings71 Net Investment Advisory Fees$- Portfolio Turnover Rate59%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Alphabet, Inc., Class A	4.1%
Pure Storage, Inc., Class A	3.8%
Arista Networks, Inc.	3.6%
Oracle Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.3%
International Business Machines Corp.	3.0%
Nutanix, Inc., Class A	2.9%
Dell Technologies, Inc., Class C	2.4%
AppLovin Corp., Class A	2.3%

Material Fund Change [Text Block]
C000051862
Shareholder Report [Line Items]
Fund Name						UltraShort 7-10 Year Treasury
Trading Symbol						PST
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$103	0.95%

Expenses Paid, Amount						$ 103
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort 7-10 Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 17.44% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort 7-10 Year Treasury : $9,717	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,027.75	9,976	9,986
9/30/2014	9,877.2	10,022.75	10,019.95
12/31/2014	9,222.02	10,336.04	10,215.34
3/31/2015	8,702.86	10,598.04	10,381.85
6/30/2015	9,072.3	10,340.5	10,215.74
9/30/2015	8,489.15	10,648.65	10,394.52
12/31/2015	8,667.85	10,504.89	10,296.81
3/31/2016	7,875.64	10,995.47	10,626.31
6/30/2016	7,431.47	11,298.69	10,853.71
9/30/2016	7,489.28	11,240.21	10,818.98
12/31/2016	8,373	10,613.06	10,404.61
3/31/2017	8,207.66	10,715.38	10,475.36
6/30/2017	7,995.56	10,865.39	10,598.97
9/30/2017	7,951.31	10,913.2	10,639.25
12/31/2017	8,025.14	10,885.92	10,645.63
3/31/2018	8,382.83	10,682.35	10,520.01
6/30/2018	8,469.38	10,670.6	10,531.58
9/30/2018	8,692.88	10,586.3	10,468.4
12/31/2018	8,174.46	10,983.29	10,737.43
3/31/2019	7,822.23	11,298.51	10,965.07
6/30/2019	7,331.97	11,744.8	11,295.12
9/30/2019	7,019.64	12,064.26	11,566.2
12/31/2019	7,246.23	11,915.87	11,474.83
3/31/2020	5,934.91	13,147.97	12,450.19
6/30/2020	5,826.85	13,243.95	12,477.58
9/30/2020	5,770.6	13,279.71	12,500.04
12/31/2020	5,894.58	13,107.07	12,396.28
3/31/2021	6,595.88	12,345.55	11,859.53
6/30/2021	6,244.36	12,675.18	12,083.67
9/30/2021	6,208.99	12,648.56	12,077.63
12/31/2021	6,140.18	12,704.21	12,110.24
3/31/2022	6,952.87	11,873.36	11,447.81
6/30/2022	7,555.5	11,366.37	11,029.96
9/30/2022	8,496.22	10,707.12	10,524.79
12/31/2022	8,508	10,812.05	10,600.57
3/31/2023	8,036.52	11,195.87	10,917.53
6/30/2023	8,570.23	10,987.63	10,765.77
9/30/2023	9,663.49	10,503.08	10,436.34
12/31/2023	8,764.34	11,177.37	11,010.34
3/31/2024	9,267.59	11,026.48	10,911.25
5/31/2024	9,716.87	10,884.24	10,822.87

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort 7-10 Year Treasury - NAV	17.44%	5.30%	-0.29%
UltraShort 7-10 Year Treasury - Market Price	17.56%	5.37%	-0.30%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 17,063,084	$ 17,063,084	$ 17,063,084	$ 17,063,084	$ 17,063,084	$ 17,063,084
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 127,135
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,063,084 Number of Portfolio Holdings6 Net Investment Advisory Fees$127,135 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Futures Contracts	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	75.4%

Material Fund Change [Text Block]
C000230303
Shareholder Report [Line Items]
Fund Name						Smart Materials ETF
Trading Symbol						TINT
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$61	0.58%

Expenses Paid, Amount						$ 61
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Smart Materials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance, though a material allocation to South Korea was a relative detractor. For the year ended May 31, 2024, the Fund had a total return of 10.26%. For the same period, the Index had a total return of 10.85% and a volatility of 14.12%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (10/26/21)
Smart Materials ETF - NAV	10.26%	-5.37%
Smart Materials ETF - Market Price	10.21%	-5.31%
Solactive Smart Materials Index	10.85%	-5.08%
S&P Global 1200 Index	24.99%	5.82%

AssetsNet	$ 1,690,916	$ 1,690,916	$ 1,690,916	$ 1,690,916	$ 1,690,916	$ 1,690,916
Holdings Count | Holding	30	30	30	30	30	30
Advisory Fees Paid, Amount						$ 9,373
InvestmentCompanyPortfolioTurnover						44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,690,916 Number of Portfolio Holdings30 Net Investment Advisory Fees$9,373 Portfolio Turnover Rate44%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Corning, Inc.	5.1%
Axalta Coating Systems Ltd.	4.9%
DuPont de Nemours, Inc.	4.8%
Universal Display Corp.	4.8%
NIDEC Corp.	4.8%
Cabot Corp.	4.7%
3M Co.	4.7%
Hexcel Corp.	4.6%
Applied Materials, Inc.	4.6%
Sika AG (Registered)	4.5%

Material Fund Change [Text Block]
C000088640
Shareholder Report [Line Items]
Fund Name						Ultra FTSE Europe
Trading Symbol						UPV
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$110	0.95%

Expenses Paid, Amount						$ 110
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra FTSE Europe(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 32.12% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.20% and a volatility of 13.06%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra FTSE Europe : $12,751	FTSE Developed Europe All Cap Index : $17,252	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,974.210000	9,990	10,180
9/30/2014	8,485.840000	9,288.010000	9,976.400000
12/31/2014	7,664.730000	8,890.840000	10,072.170000
3/31/2015	8,223.830000	9,198.510000	10,291.750000
6/30/2015	8,337.650000	9,244.500000	10,353.500000
9/30/2015	6,895.520000	8,455.020000	9,461.030000
12/31/2015	7,096.640000	8,673.160000	9,986.110000
3/31/2016	6,700.230000	8,462.400000	10,003.090000
6/30/2016	6,250.990000	8,226.300000	10,139.130000
9/30/2016	6,832.540000	8,701.780000	10,653.190000
12/31/2016	6,629.370000	8,641.740000	10,874.770000
3/31/2017	7,707.400000	9,294.190000	11,614.260000
6/30/2017	8,981.800000	10,024.710000	12,114.830000
9/30/2017	10,060.010000	10,697.370000	12,747.220000
12/31/2017	10,376.550000	10,960.530000	13,468.720000
3/31/2018	9,967.070000	10,762.140000	13,331.340000
6/30/2018	9,531.660000	10,654.520000	13,516.640000
9/30/2018	9,498.070000	10,714.190000	14,201.940000
12/31/2018	7,035.620000	9,299.910000	12,368.470000
3/31/2019	8,516.850000	10,316.390000	13,886.080000
6/30/2019	9,121.710000	10,779.600000	14,456.790000
9/30/2019	8,683.640000	10,569.400000	14,560.880000
12/31/2019	10,371.360000	11,586.170000	15,858.260000
3/31/2020	5,251.140000	8,680.360000	12,572.430000
6/30/2020	6,989.490000	10,083.980000	14,913.410000
9/30/2020	7,583.530000	10,614.390000	16,048.320000
12/31/2020	10,008.120000	12,342.420000	18,327.190000
3/31/2021	10,945.270000	12,858.330000	19,296.690000
6/30/2021	12,653.030000	13,830.420000	20,749.730000
9/30/2021	12,080.270000	13,650.620000	20,614.860000
12/31/2021	13,240.010000	14,359.090000	22,276.420000
3/31/2022	10,839.140000	13,226.160000	21,227.200000
6/30/2022	7,933.620000	11,222.400000	17,977.320000
9/30/2022	5,939.590000	10,018.230000	16,754.860000
12/31/2022	8,414.630000	11,996.830000	18,527.520000
3/31/2023	10,014.910000	13,218.110000	19,954.140000
6/30/2023	10,412.720000	13,593.510000	21,323
9/30/2023	9,062.060000	14,275.900000	20,542.570000
12/31/2023	11,119.500000	15,931.900000	22,861.830000
3/31/2024	12,016.670000	16,712.570000	24,919.390000
5/31/2024	12,750.670000	17,252.380000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE Europe from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra FTSE Europe - NAV	32.12%	9.50%	2.46%
Ultra FTSE Europe - Market Price	31.90%	9.58%	2.43%
FTSE Developed Europe All Cap Index	20.20%	9.06%	4.66%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 5,021,081	$ 5,021,081	$ 5,021,081	$ 5,021,081	$ 5,021,081	$ 5,021,081
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,021,081 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	50.2%

Material Fund Change [Text Block]
C000018465
Shareholder Report [Line Items]
Fund Name						Ultra QQQ
Trading Symbol						QLD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$121	0.95%

Expenses Paid, Amount						$ 121
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 55.71% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra QQQ : $134,553	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	10,610.710000	10,309
9/30/2014	11,730.210000	10,878.940000
12/31/2014	12,773.760000	11,411.650000
3/31/2015	13,324.520000	11,711.240000
6/30/2015	13,677.790000	11,915.020000
9/30/2015	12,199.280000	11,363.350000
12/31/2015	14,656.440000	12,523.550000
3/31/2016	13,815.210000	12,285.600000
6/30/2016	13,348.660000	12,145.660000
9/30/2016	16,234.720000	13,446.070000
12/31/2016	16,123.250000	13,456.230000
3/31/2017	20,116.560000	15,083.510000
6/30/2017	21,627.690000	15,715.510000
9/30/2017	24,125.810000	16,685.160000
12/31/2017	27,498.670000	17,896.500000
3/31/2018	28,613.420000	18,460.240000
6/30/2018	32,421.770000	19,802.300000
9/30/2018	37,744.940000	21,507.280000
12/31/2018	25,192.640000	17,902.660000
3/31/2019	33,787.290000	20,926.420000
6/30/2019	36,100.920000	21,815.790000
9/30/2019	36,362.240000	22,097.210000
12/31/2019	45,869.090000	24,967.640000
3/31/2020	33,726.310000	22,398.470000
6/30/2020	55,631.720000	29,185.210000
9/30/2020	68,971.160000	32,868.380000
12/31/2020	86,707.950000	37,170.850000
3/31/2021	88,060.990000	37,825.060000
6/30/2021	108,041.330000	42,129.550000
9/30/2021	109,518.800000	42,588.760000
12/31/2021	133,811.680000	47,392.770000
3/31/2022	107,831.880000	43,170.080000
6/30/2022	62,263.450000	33,543.150000
9/30/2022	55,149.400000	32,060.540000
12/31/2022	52,866.430000	32,047.720000
3/31/2023	74,817.920000	38,704.030000
6/30/2023	97,210	44,660.580000
9/30/2023	89,540.390000	43,383.290000
12/31/2023	114,762.760000	49,717.250000
3/31/2024	132,393.400000	54,052.590000
5/31/2024	134,553.370000	54,960.670000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra QQQ - NAV	55.71%	33.86%	29.68%
Ultra QQQ - Market Price	55.74%	33.91%	29.70%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 6,315,590,871	$ 6,315,590,871	$ 6,315,590,871	$ 6,315,590,871	$ 6,315,590,871	$ 6,315,590,871
Holdings Count | Holding	119	119	119	119	119	119
Advisory Fees Paid, Amount						$ 38,923,286
InvestmentCompanyPortfolioTurnover						24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,315,590,871 Number of Portfolio Holdings119 Net Investment Advisory Fees$38,923,286 Portfolio Turnover Rate24%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	115%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	6.4%
Apple, Inc.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Costco Wholesale Corp.	1.9%
Tesla, Inc.	1.8%
Netflix, Inc.	1.5%

Material Fund Change [Text Block]
C000038858
Shareholder Report [Line Items]
Fund Name						UltraShort Consumer Discretionary
Trading Symbol						SCC
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$83	0.95%

Expenses Paid, Amount						$ 83
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Consumer Discretionary(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -25.26% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 17.05% and a volatility of 17.33%. The index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Consumer Discretionary : $618	S&P Consumer Discretionary Select Sector Index : $26,768	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,684.630000	10,199	10,207
9/30/2014	9,377.820000	10,306.610000	10,322.120000
12/31/2014	7,466.720000	11,439.160000	10,831.280000
3/31/2015	6,639.510000	12,026.250000	10,934.250000
6/30/2015	6,621.390000	11,976.950000	10,964.860000
9/30/2015	6,868.040000	11,560.150000	10,258.730000
12/31/2015	6,051.020000	12,193.640000	10,980.940000
3/31/2016	5,757	12,333.870000	11,129.180000
6/30/2016	5,803.270000	12,195.210000	11,402.430000
9/30/2016	5,451.410000	12,529.490000	11,841.660000
12/31/2016	5,083.710000	12,923.620000	12,294.510000
3/31/2017	4,435.690000	13,821.890000	13,040.310000
6/30/2017	4,223.700000	14,143.940000	13,443.260000
9/30/2017	4,186.500000	14,201.930000	14,045.520000
12/31/2017	3,493.860000	15,555.370000	14,978.140000
3/31/2018	3,301.480000	15,854.030000	14,864.310000
6/30/2018	2,886.800000	16,911.500000	15,374.150000
9/30/2018	2,410.640000	18,546.840000	16,559.500000
12/31/2018	3,132.280000	15,876.100000	14,320.660000
3/31/2019	2,430.150000	18,001.900000	16,275.430000
6/30/2019	2,121.830000	19,253.040000	16,975.270000
9/30/2019	2,134.060000	19,116.340000	17,263.850000
12/31/2019	1,925.420000	20,152.450000	18,829.680000
3/31/2020	2,524.620000	16,353.710000	15,139.060000
6/30/2020	1,495.810000	20,618.760000	18,248.630000
9/30/2020	1,117.200000	23,478.580000	19,878.230000
12/31/2020	876.760000	26,150.440000	22,293.430000
3/31/2021	795.160000	27,133.700000	23,668.940000
6/30/2021	710.300000	28,528.370000	25,692.630000
9/30/2021	710.700000	28,311.550000	25,841.650000
12/31/2021	650.530000	29,291.130000	28,691.980000
3/31/2022	746.110000	26,587.560000	27,372.150000
6/30/2022	1,188.190000	20,108.170000	22,965.230000
9/30/2022	1,113.710000	20,299.200000	21,844.530000
12/31/2022	1,062.530000	20,425.060000	23,495.980000
3/31/2023	844.950000	22,555.390000	25,258.180000
6/30/2023	656.310000	25,681.570000	27,465.740000
9/30/2023	729.630000	24,382.080000	26,567.610000
12/31/2023	590.620000	27,144.570000	29,673.360000
3/31/2024	560.310000	27,996.910000	32,806.870000
5/31/2024	617.740000	26,767.840000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Consumer Discretionary - NAV	- 25.26%	-23.93%	-24.30%
UltraShort Consumer Discretionary - Market Price	-25.12%	-23.92%	-24.34%
S&P Consumer Discretionary Select Sector Index	17.05%	10.78%	11.79%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by SP Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 1,851,976	$ 1,851,976	$ 1,851,976	$ 1,851,976	$ 1,851,976	$ 1,851,976
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,851,976 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	63.2%
Repurchase Agreements with various counterparties	14.1%

Material Fund Change [Text Block]
C000234857
Shareholder Report [Line Items]
Fund Name						Supply Chain Logistics ETF
Trading Symbol						SUPL
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$62	0.58%

Expenses Paid, Amount						$ 62
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain

Logistics Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the

Index. Strong industrial sector returns drove performance, though a material allocation to Canadian stocks was a relative detractor. For the year ended May 31, 2024, the Fund had a total return of 13.00%. For the same period, the Index had a total return of 13.79% and a volatility of 13.19%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Average Annual Return [Table Text Block]
Fund/Index Name	One Year	Since Inception (4/6/22)
Supply Chain Logistics ETF - NAV	13.00%	3.86%
Supply Chain Logistics ETF - Market Price	13.10%	3.74%
FactSet Supply Chain Logistics Index	13.79%	4.23%
S&P Global 1200 Index	24.99%	8.81%

AssetsNet	$ 2,002,068	$ 2,002,068	$ 2,002,068	$ 2,002,068	$ 2,002,068	$ 2,002,068
Holdings Count | Holding	42	42	42	42	42	42
Advisory Fees Paid, Amount						$ 11,374
InvestmentCompanyPortfolioTurnover						23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,002,068 Number of Portfolio Holdings42 Net Investment Advisory Fees$11,374 Portfolio Turnover Rate23%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Brambles Ltd.	4.5%
Amadeus IT Group SA	4.4%
CSX Corp.	4.3%
Expeditors International of Washington, Inc.	4.3%
Union Pacific Corp.	4.3%
XPO, Inc.	4.2%
Kuehne + Nagel International AG (Registered)	4.1%
FedEx Corp.	4.1%
Evergreen Marine Corp. Taiwan Ltd.	4.1%
United Parcel Service, Inc., Class B	3.9%

Material Fund Change [Text Block]
C000038816
Shareholder Report [Line Items]
Fund Name						Ultra Real Estate
Trading Symbol						URE
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$98	0.95%

Expenses Paid, Amount						$ 98
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 7.23% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. %. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Real Estate : $13,995	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,205.28	10,032	10,207
9/30/2014	9,603.73	9,764.52	10,322.12
12/31/2014	12,012.54	10,964.14	10,831.28
3/31/2015	12,914.31	11,432.31	10,934.25
6/30/2015	10,576.27	10,395.4	10,964.86
9/30/2015	10,534.13	10,443.21	10,258.73
12/31/2015	11,989.37	11,198.26	10,980.94
3/31/2016	13,056.51	11,774.97	11,129.18
6/30/2016	14,760.5	12,574.94	11,402.43
9/30/2016	14,275.48	12,430.76	11,841.66
12/31/2016	13,233.95	12,044.21	12,294.51
3/31/2017	13,978.38	12,431.54	13,040.31
6/30/2017	14,601.19	12,753.51	13,443.26
9/30/2017	14,792.4	12,897.63	14,045.52
12/31/2017	15,426.71	13,229.1	14,978.14
3/31/2018	13,438.97	12,447.26	14,864.31
6/30/2018	15,416.19	13,415.65	15,374.15
9/30/2018	15,399.02	13,502.85	16,559.5
12/31/2018	13,338.97	12,696.73	14,320.66
3/31/2019	18,034.31	14,865.34	16,275.43
6/30/2019	18,393.05	15,135.89	16,975.27
9/30/2019	20,928.07	16,240.8	17,263.85
12/31/2019	20,994.78	16,369.11	18,829.68
3/31/2020	10,514.27	12,376.68	15,139.06
6/30/2020	12,880.96	14,098.28	18,248.63
9/30/2020	13,208.39	14,390.11	19,878.23
12/31/2020	15,128.24	15,501.03	22,293.43
3/31/2021	17,366.42	16,694.61	23,668.94
6/30/2021	21,469.81	18,644.54	25,692.63
9/30/2021	21,838.94	18,803.02	25,841.65
12/31/2021	28,363.56	21,544.5	28,691.98
3/31/2022	24,434.52	20,144.11	27,372.15
6/30/2022	17,405.16	17,231.27	22,965.23
9/30/2022	13,649.01	15,437.49	21,844.53
12/31/2022	14,352.86	16,122.92	23,495.98
3/31/2023	14,273.56	16,376.05	25,258.18
6/30/2023	14,423.95	16,672.45	27,465.74
9/30/2023	11,681.39	15,188.61	26,567.61
12/31/2023	15,954.23	18,048.62	29,673.36
3/31/2024	15,415.09	17,949.35	32,806.87
5/31/2024	13,994.94	17,258.3	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Real Estate - NAV	7.23%	-4.74%	3.42%
Ultra Real Estate - Market Price	7.06%	-4.74%	3.41%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 57,552,067	$ 57,552,067	$ 57,552,067	$ 57,552,067	$ 57,552,067	$ 57,552,067
Holdings Count | Holding	39	39	39	39	39	39
Advisory Fees Paid, Amount						$ 359,116
InvestmentCompanyPortfolioTurnover						25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,552,067 Number of Portfolio Holdings39 Net Investment Advisory Fees$359,116 Portfolio Turnover Rate25%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Prologis, Inc.	7.9%
American Tower Corp.	7.1%
Equinix, Inc.	5.6%
Welltower, Inc.	4.5%
Simon Property Group, Inc.	3.8%
Digital Realty Trust, Inc.	3.6%
Crown Castle, Inc.	3.5%
Realty Income Corp.	3.4%
Public Storage	3.4%
CoStar Group, Inc.	2.5%

Material Fund Change [Text Block]
C000051850
Shareholder Report [Line Items]
Fund Name						Short 7-10 Year Treasury
Trading Symbol						TBX
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$100	0.95%

Expenses Paid, Amount						$ 100
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 10.87% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short 7-10 Year Treasury : $10,200	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,011.12	9,976	9,986
9/30/2014	9,926.92	10,022.75	10,019.95
12/31/2014	9,586.6	10,336.04	10,215.34
3/31/2015	9,309.55	10,598.04	10,381.85
6/30/2015	9,500.58	10,340.5	10,215.74
9/30/2015	9,188.1	10,648.65	10,394.52
12/31/2015	9,282.68	10,504.89	10,296.81
3/31/2016	8,845.05	10,995.47	10,626.31
6/30/2016	8,586.53	11,298.69	10,853.71
9/30/2016	8,612.11	11,240.21	10,818.98
12/31/2016	9,100.47	10,613.06	10,404.61
3/31/2017	9,005.18	10,715.38	10,475.36
6/30/2017	8,884.26	10,865.39	10,598.97
9/30/2017	8,858.73	10,913.2	10,639.25
12/31/2017	8,900.17	10,885.92	10,645.63
3/31/2018	9,098.43	10,682.35	10,520.01
6/30/2018	9,153.29	10,670.6	10,531.58
9/30/2018	9,283.93	10,586.3	10,468.4
12/31/2018	9,017.34	10,983.29	10,737.43
3/31/2019	8,836.16	11,298.51	10,965.07
6/30/2019	8,569.74	11,744.8	11,295.12
9/30/2019	8,397.97	12,064.26	11,566.2
12/31/2019	8,540.3	11,915.87	11,474.83
3/31/2020	7,740.32	13,147.97	12,450.19
6/30/2020	7,662.46	13,243.95	12,477.58
9/30/2020	7,616.36	13,279.71	12,500.04
12/31/2020	7,689.32	13,107.07	12,396.28
3/31/2021	8,126.51	12,345.55	11,859.53
6/30/2021	7,897.9	12,675.18	12,083.67
9/30/2021	7,867.78	12,648.56	12,077.63
12/31/2021	7,817.03	12,704.21	12,110.24
3/31/2022	8,317.42	11,873.36	11,447.81
6/30/2022	8,675.32	11,366.37	11,029.96
9/30/2022	9,215.34	10,707.12	10,524.79
12/31/2022	9,256.56	10,812.05	10,600.57
3/31/2023	9,039.09	11,195.87	10,917.53
6/30/2023	9,380.57	10,987.63	10,765.77
9/30/2023	10,014.99	10,503.08	10,436.34
12/31/2023	9,594.07	11,177.37	11,010.34
3/31/2024	9,919.15	11,026.48	10,911.25
5/31/2024	10,200.31	10,884.24	10,822.87

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short 7-10 Year Treasury - NAV	10.87%	3.32%	0.20%
Short 7-10 Year Treasury - Market Price	11.03%	3.35%	0.19%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 19,566,601	$ 19,566,601	$ 19,566,601	$ 19,566,601	$ 19,566,601	$ 19,566,601
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 131,119
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,566,601 Number of Portfolio Holdings6 Net Investment Advisory Fees$131,119 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Futures Contracts	(3)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	79.3%
U.S. Treasury Bills	10.1%

Material Fund Change [Text Block]
C000038857
Shareholder Report [Line Items]
Fund Name						UltraShort Consumer Staples
Trading Symbol						SZK
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$91	0.95%

Expenses Paid, Amount						$ 91
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Consumer Staples(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -7.43% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 9.63% and a volatility of 10.55%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Consumer Staples : $1,158	S&P Consumer Staples Select Sector Index : $22,553	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,806.16	9,976	10,207
9/30/2014	9,732.05	9,970.18	10,322.12
12/31/2014	8,416.03	10,650.37	10,831.28
3/31/2015	8,097.45	10,772.19	10,934.25
6/30/2015	8,017.98	10,781.88	10,964.86
9/30/2015	8,023.85	10,626.63	10,258.73
12/31/2015	6,969.05	11,295.04	10,980.94
3/31/2016	6,269.41	11,807.83	11,129.18
6/30/2016	5,810.51	12,184.1	11,402.43
9/30/2016	5,820.96	12,117.61	11,841.66
12/31/2016	5,986	11,892.04	12,294.51
3/31/2017	5,127.62	12,832.53	13,040.31
6/30/2017	4,822.97	13,223.92	13,443.26
9/30/2017	4,854.02	13,188.22	14,045.52
12/31/2017	4,365.39	13,916.21	14,978.14
3/31/2018	4,854.14	13,127.16	14,864.31
6/30/2018	4,798.17	13,179.67	15,374.15
9/30/2018	4,697.36	13,352.32	16,559.5
12/31/2018	5,721.22	12,050.47	14,320.66
3/31/2019	4,511.36	13,597.75	16,275.43
6/30/2019	4,313.2	13,943.13	16,975.27
9/30/2019	3,924.79	14,605.43	17,263.85
12/31/2019	3,497.52	15,508.05	18,829.68
3/31/2020	4,330.5	12,682.48	15,139.06
6/30/2020	2,897.35	15,031.27	18,248.63
9/30/2020	2,030.9	17,702.33	19,878.23
12/31/2020	1,458.33	20,653.31	22,293.43
3/31/2021	1,350.75	21,138.66	23,668.94
6/30/2021	1,223.98	22,049.74	25,692.63
9/30/2021	1,249.27	21,716.79	25,841.65
12/31/2021	906.29	25,158.9	28,691.98
3/31/2022	978.99	23,707.23	27,372.15
6/30/2022	1,268.04	20,172.48	22,965.23
9/30/2022	1,324.88	19,504.77	21,844.53
12/31/2022	1,332.04	19,266.82	23,495.98
3/31/2023	1,162.27	21,160.74	25,258.18
6/30/2023	1,194.12	21,156.51	27,465.74
9/30/2023	1,405.9	19,760.18	26,567.61
12/31/2023	1,293.56	20,841.06	29,673.36
3/31/2024	1,164.72	22,277.01	32,806.87
5/31/2024	1,157.91	22,553.25	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Consumer Staples - NAV	- 7.43%	-24.95%	-19.39%
UltraShort Consumer Staples - Market Price	-7.23%	-24.93%	-19.38%
S&P Consumer Staples Select Sector Index	9.63%	9.82%	8.53%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 819,032	$ 819,032	$ 819,032	$ 819,032	$ 819,032	$ 819,032
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$819,032 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	77.9%
U.S. Treasury Bills	60.6%

Material Fund Change [Text Block]
C000115056
Shareholder Report [Line Items]
Fund Name						Global Listed Private Equity ETF
Trading Symbol						PEX
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$67	0.60%

Expenses Paid, Amount						$ 67
Expense Ratio, Percent						0.60%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A strong public equity market drove performance, though the lagging of international public equity performance generated modest underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 23.78%. For the same period, the Index had a total return of 24.88% and a volatility of 11.50%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Global Listed Private Equity ETF : $17,134	LPX Direct Listed Private Equity Index : $17,827	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,218	10,221	10,180
9/30/2014	9,343	9,351	9,976
12/31/2014	9,399	9,419	10,072
3/31/2015	9,701	9,739	10,292
6/30/2015	9,957	10,008	10,353
9/30/2015	9,304	9,354	9,461
12/31/2015	9,814	9,879	9,986
3/31/2016	9,903	10,002	10,003
6/30/2016	9,841	9,950	10,139
9/30/2016	10,572	10,699	10,653
12/31/2016	10,900	11,055	10,875
3/31/2017	11,360	11,518	11,614
6/30/2017	12,305	12,359	12,115
9/30/2017	12,679	12,772	12,747
12/31/2017	12,536	12,619	13,469
3/31/2018	12,378	12,462	13,331
6/30/2018	12,560	12,659	13,517
9/30/2018	12,875	13,005	14,202
12/31/2018	10,878	10,972	12,368
3/31/2019	12,096	12,242	13,886
6/30/2019	12,835	13,018	14,457
9/30/2019	13,046	13,247	14,561
12/31/2019	13,590	13,817	15,858
3/31/2020	8,434	8,517	12,572
6/30/2020	10,312	10,457	14,913
9/30/2020	11,137	11,319	16,048
12/31/2020	13,509	13,757	18,327
3/31/2021	15,000	15,315	19,297
6/30/2021	16,153	16,505	20,750
9/30/2021	16,668	17,064	20,615
12/31/2021	17,211	17,644	22,276
3/31/2022	15,763	16,229	21,227
6/30/2022	12,747	13,081	17,977
9/30/2022	11,317	11,625	16,755
12/31/2022	12,809	13,165	18,528
3/31/2023	13,469	13,908	19,954
6/30/2023	14,319	14,799	21,323
9/30/2023	14,215	14,722	20,543
12/31/2023	15,748	16,331	22,862
3/31/2024	16,656	17,319	24,919
5/31/2024	17,134	17,827	25,156
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Global Listed Private Equity ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Global Listed Private Equity ETF - NAV	23.78%	6.93%	5.53%
Global Listed Private Equity ETF - Market Price	24.18%	7.06%	5.57%
LPX Direct Listed Private Equity Index	24.88%	7.52%	5.95%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"LPX®  Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH and have been licensed for use by ProShares. ProShares have not been passed on by LPX GmbH as to their legality or suitability. ProShares based on the LPX® Direct Listed Private Equity Index are not sponsored, endorsed, sold, or promoted by LPX GmbH, and it makes no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 10,873,872	$ 10,873,872	$ 10,873,872	$ 10,873,872	$ 10,873,872	$ 10,873,872
Holdings Count | Holding	31	31	31	31	31	31
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,873,872 Number of Portfolio Holdings31 Net Investment Advisory Fees$- Portfolio Turnover Rate18%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Funds	13%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Ares Capital Corp.	10.2%
3i Group plc	10.1%
FS KKR Capital Corp.	8.3%
Onex Corp.	6.8%
Main Street Capital Corp.	6.1%
Hercules Capital, Inc.	4.5%
Kinnevik AB, Class B	4.3%
Wendel SE	4.3%
Golub Capital BDC, Inc.	4.1%
Eurazeo SE	4.1%

Material Fund Change [Text Block]
C000038807
Shareholder Report [Line Items]
Fund Name						Ultra Russell2000
Trading Symbol						UWM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$109	0.95%

Expenses Paid, Amount						$ 109
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 29.56% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Russell2000 : $19,599	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	11,070.44	10,532	10,251
9/30/2014	9,435.4	9,756.85	10,252.03
12/31/2014	11,238.22	10,705.99	10,789.23
3/31/2015	12,127.76	11,167.95	10,983.44
6/30/2015	12,152.2	11,214.86	10,998.81
9/30/2015	9,314.45	9,878.05	10,201.4
12/31/2015	9,890.4	10,232.67	10,841.03
3/31/2016	9,440.92	10,077.13	10,946.19
6/30/2016	10,053.94	10,459.24	11,234.07
9/30/2016	11,857.96	11,405.37	11,728.37
12/31/2016	13,917.36	12,412.86	12,222.13
3/31/2017	14,484.47	12,718.94	12,923.68
6/30/2017	15,076.02	13,031.83	13,313.98
9/30/2017	16,698.42	13,770.73	13,922.43
12/31/2017	17,681.36	14,230.67	14,805.11
3/31/2018	17,378.84	14,219.29	14,710.36
6/30/2018	19,941.76	15,321.28	15,282.59
9/30/2018	21,173.83	15,869.79	16,370.71
12/31/2018	13,128.64	12,664.09	14,029.7
3/31/2019	16,960.6	14,510.51	15,999.47
6/30/2019	17,398.96	14,815.23	16,655.45
9/30/2019	16,294.54	14,459.67	16,848.65
12/31/2019	19,493.4	15,896.96	18,381.88
3/31/2020	8,332.39	11,030.9	14,540.07
6/30/2020	12,325.97	13,834.95	17,743.24
9/30/2020	13,378.81	14,517.02	19,377.39
12/31/2020	22,713.61	19,071.01	22,222
3/31/2021	28,214.89	21,493.02	23,633.09
6/30/2021	30,329.21	22,415.07	25,580.46
9/30/2021	27,394.41	21,437.78	25,554.88
12/31/2021	28,149.37	21,896.55	27,926.37
3/31/2022	23,547.74	20,247.74	26,451.86
6/30/2022	15,633.92	16,765.13	22,034.4
9/30/2022	14,560.87	16,397.97	21,051.66
12/31/2022	15,855.85	17,419.56	22,563.17
3/31/2023	16,228.87	17,896.86	24,183.21
6/30/2023	17,512.78	18,829.28	26,212.18
9/30/2023	15,412.15	17,863.34	25,360.29
12/31/2023	19,416.03	20,369.57	28,421.27
3/31/2024	20,907.43	21,424.71	31,269.08
5/31/2024	19,598.88	20,916.95	31,306.61

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Russell2000 - NAV	29.56%	5.14%	6.96%
Ultra Russell2000 - Market Price	30.05%	5.19%	6.98%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 205,065,269	$ 205,065,269	$ 205,065,269	$ 205,065,269	$ 205,065,269	$ 205,065,269
Holdings Count | Holding	1,950	1,950	1,950	1,950	1,950	1,950
Advisory Fees Paid, Amount						$ 1,096,287
InvestmentCompanyPortfolioTurnover						40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$205,065,269 Number of Portfolio Holdings1,950 Net Investment Advisory Fees$1,096,287 Portfolio Turnover Rate40%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	114%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	1.2%
MicroStrategy, Inc., Class A	0.7%
Comfort Systems USA, Inc.	0.3%
Onto Innovation, Inc.	0.3%
Carvana Co., Class A	0.3%
elf Beauty, Inc.	0.3%
Fabrinet	0.3%
Light & Wonder, Inc.	0.3%
Weatherford International plc	0.3%
Abercrombie & Fitch Co., Class A	0.3%

Material Fund Change [Text Block]
C000051851
Shareholder Report [Line Items]
Fund Name						Short 20+ Year Treasury
Trading Symbol						TBF
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$103	0.95%

Expenses Paid, Amount						$ 103
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 16.68% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short 20+ Year Treasury : $9,258	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,002.53	9,979	9,986
9/30/2014	9,653.55	10,277.92	10,019.95
12/31/2014	8,768.27	11,239.29	10,215.34
3/31/2015	8,345.92	11,710.75	10,381.85
6/30/2015	9,087.08	10,648.59	10,215.74
9/30/2015	8,540.57	11,215.09	10,394.52
12/31/2015	8,600.37	11,060.32	10,296.81
3/31/2016	7,882.62	11,999.35	10,626.31
6/30/2016	7,341.74	12,810.72	10,853.71
9/30/2016	7,331	12,771.88	10,818.98
12/31/2016	8,301	11,223.31	10,404.61
3/31/2017	8,163.99	11,382.41	10,475.36
6/30/2017	7,832.67	11,858.19	10,598.97
9/30/2017	7,793.53	11,925.78	10,639.25
12/31/2017	7,603.63	12,233.47	10,645.63
3/31/2018	7,884.5	11,822.42	10,520.01
6/30/2018	7,883.57	11,870.89	10,531.58
9/30/2018	8,174.26	11,510.02	10,468.4
12/31/2018	7,890.79	11,991.14	10,737.43
3/31/2019	7,586.6	12,557.12	10,965.07
6/30/2019	7,201.41	13,325.62	11,295.12
9/30/2019	6,673.48	14,410.32	11,566.2
12/31/2019	6,979.47	13,799.32	11,474.83
3/31/2020	5,538.9	16,902.79	12,450.19
6/30/2020	5,523.61	16,784.47	12,477.58
9/30/2020	5,483.27	16,811.33	12,500.04
12/31/2020	5,619.42	16,293.54	12,396.28
3/31/2021	6,486.98	13,979.86	11,859.53
6/30/2021	6,029.15	15,004.58	12,083.67
9/30/2021	5,960.54	15,019.58	12,077.63
12/31/2021	5,731.59	15,587.32	12,110.24
3/31/2022	6,328.27	13,899.22	11,447.81
6/30/2022	7,176.2	12,211.85	11,029.96
9/30/2022	7,959.35	10,899.08	10,524.79
12/31/2022	8,157.95	10,749.76	10,600.57
3/31/2023	7,660.81	11,450.64	10,917.53
6/30/2023	7,972.08	11,178.12	10,765.77
9/30/2023	9,315.71	9,724.96	10,436.34
12/31/2023	8,339.9	10,981.43	11,010.34
3/31/2024	8,801.41	10,586.1	10,911.25
5/31/2024	9,257.58	10,198.65	10,822.87

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short 20+ Year Treasury - NAV	16.68%	4.93%	-0.77%
Short 20+ Year Treasury - Market Price	16.84%	4.98%	-0.78%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

AssetsNet	$ 98,680,967	$ 98,680,967	$ 98,680,967	$ 98,680,967	$ 98,680,967	$ 98,680,967
Holdings Count | Holding	9	9	9	9	9	9
Advisory Fees Paid, Amount						$ 1,115,947
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,680,967 Number of Portfolio Holdings9 Net Investment Advisory Fees$1,115,947 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Futures Contracts	(2)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	57.8%
U.S. Treasury Bills	40.4%

Material Fund Change [Text Block]
C000018461
Shareholder Report [Line Items]
Fund Name						UltraShort Dow30℠
Trading Symbol						DXD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$84	0.95%

Expenses Paid, Amount						$ 84
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -22.54% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Dow30℠ : $682	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,842.61	10,075	10,207
9/30/2014	9,419.38	10,263.75	10,322.12
12/31/2014	8,382.94	10,797.8	10,831.28
3/31/2015	8,191.83	10,832.99	10,934.25
6/30/2015	8,173.12	10,801.57	10,964.86
9/30/2015	9,151.47	10,047.62	10,258.73
12/31/2015	7,763.65	10,821.29	10,980.94
3/31/2016	7,268.61	11,059.36	11,129.18
6/30/2016	6,889.8	11,288.16	11,402.43
9/30/2016	6,481.81	11,601.77	11,841.66
12/31/2016	5,468.43	12,606.55	12,294.51
3/31/2017	4,940.24	13,260.86	13,040.31
6/30/2017	4,577.33	13,784.66	13,443.26
9/30/2017	4,121.1	14,553.84	14,045.52
12/31/2017	3,359.97	16,148.94	14,978.14
3/31/2018	3,413.35	15,832.43	14,864.31
6/30/2018	3,324.43	16,031.91	15,374.15
9/30/2018	2,789.46	17,575.79	16,559.5
12/31/2018	3,454.48	15,587.97	14,320.66
3/31/2019	2,769.56	17,428.9	16,275.43
6/30/2019	2,618.7	17,988.37	16,975.27
9/30/2019	2,523.8	18,317.56	17,263.85
12/31/2019	2,229.08	19,539.34	18,829.68
3/31/2020	2,866.46	15,098.05	15,139.06
6/30/2020	1,858.53	17,892.7	18,248.63
9/30/2020	1,552.32	19,363.48	19,878.23
12/31/2020	1,236.9	21,441.18	22,293.43
3/31/2021	1,039.1	23,218.65	23,668.94
6/30/2021	931.49	24,398.16	25,692.63
9/30/2021	948.28	24,041.95	25,841.65
12/31/2021	803.28	25,934.05	28,691.98
3/31/2022	855.11	24,870.75	27,372.15
6/30/2022	1,037.73	22,189.68	22,965.23
9/30/2022	1,165.32	20,820.58	21,844.53
12/31/2022	859.31	24,153.96	23,495.98
3/31/2023	855.78	24,378.59	25,258.18
6/30/2023	810.66	25,346.42	27,465.74
9/30/2023	869.69	24,814.14	26,567.61
12/31/2023	697.85	28,062.31	29,673.36
3/31/2024	637.03	29,785.34	32,806.87
5/31/2024	682.1	33,023.01	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Dow30℠ - NAV	- 22.54%	-25.68%	-23.55%
UltraShort Dow30℠ - Market Price	-22.57%	-25.69%	-23.55%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 74,397,328	$ 74,397,328	$ 74,397,328	$ 74,397,328	$ 74,397,328	$ 74,397,328
Holdings Count | Holding	11	11	11	11	11	11
Advisory Fees Paid, Amount						$ 573,653
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,397,328 Number of Portfolio Holdings11 Net Investment Advisory Fees$573,653 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(196)%
Futures Contracts	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	66.8%
Repurchase Agreements with various counterparties	59.2%

Material Fund Change [Text Block]
C000234747
Shareholder Report [Line Items]
Fund Name						Metaverse ETF
Trading Symbol						VERS
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$63	0.58%

Expenses Paid, Amount						$ 63
Expense Ratio, Percent						0.58%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Metaverse ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Several “Magnificent Seven” and stocks related to artificial intelligence drove performance. For the year ended May 31, 2024, the Fund had a total return of 16.21%. For the same period, the Index had a total return of 16.12% and a volatility of 22.20%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Metaverse ETF : $10,636	Solactive Metaverse Theme Index : $10,678	MSCI ACWI Index : $12,440
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168	11,166	10,721
6/30/2022	8,211	8,229	9,056
9/30/2022	7,474	7,501	8,448
12/31/2022	7,071	7,103	9,283
3/31/2023	8,636	8,676	9,974
6/30/2023	9,893	9,932	10,607
9/30/2023	8,875	8,907	10,257
12/31/2023	10,687	10,728	11,401
3/31/2024	10,463	10,504	12,342
5/31/2024	10,636	10,678	12,440
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Metaverse ETF from March 15, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (3/15/22)
Metaverse ETF - NAV	16.21%	2.83%
Metaverse ETF - Market Price	16.07%	2.77%
Solactive Metaverse Theme Index	16.12%	3.01%
MSCI ACWI Index	24.13%	10.36%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Metaverse Theme Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Metaverse Theme Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

AssetsNet	$ 5,884,785	$ 5,884,785	$ 5,884,785	$ 5,884,785	$ 5,884,785	$ 5,884,785
Holdings Count | Holding	41	41	41	41	41	41
Advisory Fees Paid, Amount						$ 35,325
InvestmentCompanyPortfolioTurnover						55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,884,785 Number of Portfolio Holdings41 Net Investment Advisory Fees$35,325 Portfolio Turnover Rate55%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.4%
Immersion Corp.	4.8%
Apple, Inc.	4.6%
Himax Technologies, Inc. (ADR)	4.5%
Alphabet, Inc., Class A	4.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	4.1%
Snap, Inc., Class A	3.9%
Advanced Micro Devices, Inc.	3.9%
PTC, Inc.	3.9%

Material Fund Change [Text Block]
C000018468
Shareholder Report [Line Items]
Fund Name						Short Dow30℠
Trading Symbol						DOG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$91	0.95%

Expenses Paid, Amount						$ 91
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -9.06% and had an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short Dow30℠ : $3,141	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,918.350000	10,075	10,207
9/30/2014	9,701.160000	10,263.750000	10,322.120000
12/31/2014	9,162.170000	10,797.800000	10,831.280000
3/31/2015	9,073.450000	10,832.990000	10,934.250000
6/30/2015	9,065.560000	10,801.570000	10,964.860000
9/30/2015	9,630.420000	10,047.620000	10,258.730000
12/31/2015	8,884.280000	10,821.290000	10,980.940000
3/31/2016	8,621.990000	11,059.360000	11,129.180000
6/30/2016	8,404.970000	11,288.160000	11,402.430000
9/30/2016	8,154.930000	11,601.770000	11,841.660000
12/31/2016	7,491.730000	12,606.550000	12,294.510000
3/31/2017	7,121.230000	13,260.860000	13,040.310000
6/30/2017	6,857.660000	13,784.660000	13,443.260000
9/30/2017	6,511.150000	14,553.840000	14,045.520000
12/31/2017	5,883.600000	16,148.940000	14,978.140000
3/31/2018	5,966.420000	15,832.430000	14,864.310000
6/30/2018	5,908.580000	16,031.910000	15,374.150000
9/30/2018	5,423.540000	17,575.790000	16,559.500000
12/31/2018	6,086.740000	15,587.970000	14,320.660000
3/31/2019	5,474.590000	17,428.900000	16,275.430000
6/30/2019	5,344.150000	17,988.370000	16,975.270000
9/30/2019	5,268.460000	18,317.560000	17,263.850000
12/31/2019	4,962.690000	19,539.340000	18,829.680000
3/31/2020	5,894.440000	15,098.050000	15,139.060000
6/30/2020	4,814.180000	17,892.700000	18,248.630000
9/30/2020	4,411.440000	19,363.480000	19,878.230000
12/31/2020	3,948.210000	21,441.180000	22,293.430000
3/31/2021	3,623.610000	23,218.650000	23,668.940000
6/30/2021	3,432.040000	24,398.160000	25,692.630000
9/30/2021	3,465.310000	24,041.950000	25,841.650000
12/31/2021	3,192.090000	25,934.050000	28,691.980000
3/31/2022	3,296.650000	24,870.750000	27,372.150000
6/30/2022	3,652.290000	22,189.680000	22,965.230000
9/30/2022	3,891.370000	20,820.580000	21,844.530000
12/31/2022	3,371.600000	24,153.960000	23,495.980000
3/31/2023	3,389.610000	24,378.590000	25,258.180000
6/30/2023	3,323.490000	25,346.420000	27,465.740000
9/30/2023	3,469	24,814.140000	26,567.610000
12/31/2023	3,134.790000	28,062.310000	29,673.360000
3/31/2024	3,019.030000	29,785.340000	32,806.870000
5/31/2024	3,140.720000	33,023.010000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Dow30℠ - NAV	- 9.06%	-11.30%	-10.94%
Short Dow30℠ - Market Price	-9.04%	-11.31%	-10.94%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 181,754,173	$ 181,754,173	$ 181,754,173	$ 181,754,173	$ 181,754,173	$ 181,754,173
Holdings Count | Holding	13	13	13	13	13	13
Advisory Fees Paid, Amount						$ 1,404,080
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$181,754,173 Number of Portfolio Holdings13 Net Investment Advisory Fees$1,404,080 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97)%
Futures Contracts	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	71.1%
Repurchase Agreements with various counterparties	41.1%

Material Fund Change [Text Block]
C000018459
Shareholder Report [Line Items]
Fund Name						Ultra S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; height: auto; max-height: none; min-height: 0px;">®</sup>
Trading Symbol						SSO
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$112	0.89%

Expenses Paid, Amount						$ 112
Expense Ratio, Percent						0.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 51.06% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra S&P500® : $58,340	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	10,402.56	10,207
9/30/2014	10,578.05	10,322.12
12/31/2014	11,546.44	10,831.28
3/31/2015	11,669.28	10,934.25
6/30/2015	11,661.03	10,964.86
9/30/2015	10,059.35	10,258.73
12/31/2015	11,421.47	10,980.94
3/31/2016	11,589.34	11,129.18
6/30/2016	12,060.62	11,402.43
9/30/2016	12,922.7	11,841.66
12/31/2016	13,847.1	12,294.51
3/31/2017	15,473.13	13,040.31
6/30/2017	16,327.96	13,443.26
9/30/2017	17,687.34	14,045.52
12/31/2017	19,967.73	14,978.14
3/31/2018	19,315.64	14,864.31
6/30/2018	20,409.65	15,374.15
9/30/2018	23,425.35	16,559.5
12/31/2018	17,084.82	14,320.66
3/31/2019	21,736.36	16,275.43
6/30/2019	23,317.25	16,975.27
9/30/2019	23,766.15	17,263.85
12/31/2019	27,976.87	18,829.68
3/31/2020	16,527.37	15,139.06
6/30/2020	23,285.67	18,248.63
9/30/2020	27,346.22	19,878.23
12/31/2020	34,019.23	22,293.43
3/31/2021	37,983.71	23,668.94
6/30/2021	44,432.64	25,692.63
9/30/2021	44,635.86	25,841.65
12/31/2021	54,526.38	28,691.98
3/31/2022	48,863.92	27,372.15
6/30/2022	33,480.12	22,965.23
9/30/2022	29,639.5	21,844.53
12/31/2022	33,295.85	23,495.98
3/31/2023	37,602.87	25,258.18
6/30/2023	43,571.72	27,465.74
9/30/2023	39,955.74	26,567.61
12/31/2023	48,769.32	29,673.36
3/31/2024	58,364	32,806.87
5/31/2024	58,339.62	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra S&P500® - NAV	51.06%	23.33%	19.29%
Ultra S&P500® - Market Price	51.04%	23.38%	19.31%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 5,108,941,229	$ 5,108,941,229	$ 5,108,941,229	$ 5,108,941,229	$ 5,108,941,229	$ 5,108,941,229
Holdings Count | Holding	521	521	521	521	521	521
Advisory Fees Paid, Amount						$ 31,021,717
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,108,941,229 Number of Portfolio Holdings521 Net Investment Advisory Fees$31,021,717 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	118%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.0%
Apple, Inc.	4.6%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.7%
Berkshire Hathaway, Inc., Class B	1.2%
Eli Lilly & Co.	1.1%
Broadcom, Inc.	1.0%
JPMorgan Chase & Co.	1.0%

Material Fund Change [Text Block]
C000195295
Shareholder Report [Line Items]
Fund Name						Decline of the Retail Store ETF
Trading Symbol						EMTY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$60	0.65%

Expenses Paid, Amount						$ 60
Expense Ratio, Percent						0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objectives. A continued post-pandemic recovery of bricks and mortar retailing drove strong performance of the underlying Index and negative returns for the Fund, which seeks inverse exposure to the Index. For the year ended May 31, 2024, the Fund had a total return of -17.33%. For the same period, the Index had a total return of 26.19% and a volatility of 19.92%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Decline of the Retail Store ETF : $3,551	Solactive-ProShares Bricks and Mortar Retail Store Index : $20,294	S&P 500® Index : $22,921
11/14/2017	10,000	10,000	10,000
12/31/2017	8,398	11,803	10,395
3/31/2018	8,778	11,168	10,316
6/30/2018	8,014	12,212	10,670
9/30/2018	7,572	12,904	11,492
12/31/2018	9,289	10,380	9,939
3/31/2019	8,646	11,138	11,295
6/30/2019	9,665	9,932	11,781
9/30/2019	9,213	10,312	11,981
12/31/2019	8,513	11,120	13,068
3/31/2020	12,739	6,832	10,507
6/30/2020	8,053	9,943	12,665
9/30/2020	7,160	11,047	13,796
12/31/2020	5,806	13,444	15,472
3/31/2021	4,435	17,297	16,427
6/30/2021	4,048	18,660	17,831
9/30/2021	4,165	17,874	17,934
12/31/2021	3,626	20,225	19,913
3/31/2022	3,894	18,390	18,997
6/30/2022	4,340	15,967	15,938
9/30/2022	4,230	16,192	15,160
12/31/2022	3,784	18,010	16,306
3/31/2023	3,698	18,574	17,529
6/30/2023	3,930	17,628	19,062
9/30/2023	4,421	15,903	18,438
12/31/2023	3,792	18,716	20,594
3/31/2024	3,572	20,149	22,768
5/31/2024	3,551	20,294	22,921
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Decline of the Retail Store ETF from November 14, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (11/14/17)
Decline of the Retail Store ETF - NAV	- 17.33%	-18.66%	-14.64%
Decline of the Retail Store ETF - Market Price	-17.13%	-18.64%	-14.62%
Solactive-ProShares Bricks and Mortar Retail Store Index	26.19%	16.07%	11.42%
S&P 500® Index	28.19%	15.79%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC. The fund is not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of the fund, or the advisability of investing in the fund.

AssetsNet	$ 4,086,659	$ 4,086,659	$ 4,086,659	$ 4,086,659	$ 4,086,659	$ 4,086,659
Holdings Count | Holding	5	5	5	5	5	5
Advisory Fees Paid, Amount						$ 53,000
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,086,659 Number of Portfolio Holdings5 Net Investment Advisory Fees$53,000 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	90.8%

Material Fund Change [Text Block]
C000038863
Shareholder Report [Line Items]
Fund Name						UltraShort Energy
Trading Symbol						DUG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$78	0.95%

Expenses Paid, Amount						$ 78
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Energy(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector Index (the “Index). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -35.03% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 18.29%.The index performance was driven by factors such as volatile, though ultimately higher, oil prices and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Energy : $485	S&P Energy Select Sector Index : $13,588	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	8,988.25	10,557	10,207
9/30/2014	10,592.42	9,638.82	10,322.12
12/31/2014	12,949.03	8,426.19	10,831.28
3/31/2015	12,940.05	8,250.05	10,934.25
6/30/2015	13,217.99	8,090.83	10,964.86
9/30/2015	18,414.47	6,606.97	10,258.73
12/31/2015	17,425.72	6,569.31	10,980.94
3/31/2016	14,874.92	6,802.52	11,129.18
6/30/2016	11,616.32	7,555.83	11,402.43
9/30/2016	10,691.49	7,741.34	11,841.66
12/31/2016	9,081.16	8,294.22	12,294.51
3/31/2017	10,254.93	7,747.75	13,040.31
6/30/2017	11,761.18	7,179.84	13,443.26
9/30/2017	10,241.08	7,666.64	14,045.52
12/31/2017	8,988.21	8,164.97	14,978.14
3/31/2018	9,799.52	7,695.48	14,864.31
6/30/2018	7,377.7	8,775.93	15,374.15
9/30/2018	7,224.08	8,845.26	16,559.5
12/31/2018	12,192.7	6,620.68	14,320.66
3/31/2019	8,852.98	7,718.38	16,275.43
6/30/2019	9,406.1	7,443.61	16,975.27
9/30/2019	10,598.33	6,928.51	17,263.85
12/31/2019	9,352.96	7,308.89	18,829.68
3/31/2020	23,712.11	3,554.31	15,139.06
6/30/2020	10,104.9	4,693.82	18,248.63
9/30/2020	14,081.34	3,803.41	19,878.23
12/31/2020	7,057.06	4,879.77	22,293.43
3/31/2021	3,795.64	6,352.48	23,668.94
6/30/2021	2,847.52	7,106.52	25,692.63
9/30/2021	2,728.53	7,009.16	25,841.65
12/31/2021	2,246.33	7,536.25	28,691.98
3/31/2022	1,103.49	10,387.22	27,372.15
6/30/2022	1,093.08	9,795.15	22,965.23
9/30/2022	936.7	10,139.94	21,844.53
12/31/2022	607.2	12,226.73	23,495.98
3/31/2023	645.71	11,663.08	25,258.18
6/30/2023	653.65	11,531.29	27,465.74
9/30/2023	521.2	12,946.18	26,567.61
12/31/2023	593.85	12,124.1	29,673.36
3/31/2024	467.29	13,766.91	32,806.87
5/31/2024	485.46	13,587.94	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Energy - NAV	- 35.03%	-46.64%	-26.10%
UltraShort Energy - Market Price	-34.86%	-46.64%	-26.08%
S&P Energy Select Sector Index	25.97%	15.37%	3.85%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 19,871,532	$ 19,871,532	$ 19,871,532	$ 19,871,532	$ 19,871,532	$ 19,871,532
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 88,652
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,871,532 Number of Portfolio Holdings7 Net Investment Advisory Fees$88,652 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	69.7%
Repurchase Agreements with various counterparties	52.6%

Material Fund Change [Text Block]
C000038817
Shareholder Report [Line Items]
Fund Name						Ultra Semiconductors
Trading Symbol						USD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$199	0.95%

Expenses Paid, Amount						$ 199
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Semiconductors(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 219.24% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 94.40% and a volatility of 31.09%. The index performance was driven by factors such as optimism about AI-related technologies which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Semiconductors : $455,153	Dow Jones U.S. Semiconductors Index℠ : $130,140	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	11,764.38	10,860	10,207
9/30/2014	12,830.49	11,398.35	10,322.12
12/31/2014	14,664.49	12,318.15	10,831.28
3/31/2015	13,928.09	12,103.16	10,934.25
6/30/2015	13,200.78	11,859.89	10,964.86
9/30/2015	10,766.62	10,841.12	10,258.73
12/31/2015	13,442.77	12,201.69	10,980.94
3/31/2016	12,927.48	12,100.41	11,129.18
6/30/2016	13,764.59	12,588.42	11,402.43
9/30/2016	19,343.37	15,013.6	11,841.66
12/31/2016	21,259.94	15,853.86	12,294.51
3/31/2017	24,618.36	17,142.73	13,040.31
6/30/2017	25,171.95	17,471.87	13,443.26
9/30/2017	31,932.26	19,818.35	14,045.52
12/31/2017	38,465.62	21,907.2	14,978.14
3/31/2018	42,436.59	23,396.89	14,864.31
6/30/2018	40,917.18	23,261.19	15,374.15
9/30/2018	42,694.23	23,968.33	16,559.5
12/31/2018	28,358.76	20,003.97	14,320.66
3/31/2019	39,815.02	24,050.77	16,275.43
6/30/2019	39,702.21	24,356.21	16,975.27
9/30/2019	43,266.64	25,785.92	17,263.85
12/31/2019	59,349.42	30,499.59	18,829.68
3/31/2020	36,940.63	25,976.5	15,139.06
6/30/2020	58,591.97	33,585.02	18,248.63
9/30/2020	73,726.75	38,172.73	19,878.23
12/31/2020	99,988.13	44,933.12	22,293.43
3/31/2021	115,634.21	49,390.49	23,668.94
6/30/2021	139,293.73	54,759.23	25,692.63
9/30/2021	132,277.61	53,779.04	25,841.65
12/31/2021	203,824.14	67,788.48	28,691.98
3/31/2022	153,738.26	60,718.14	27,372.15
6/30/2022	73,295.29	43,383.11	22,965.23
9/30/2022	55,245.65	38,658.69	21,844.53
12/31/2022	64,073.82	43,088.98	23,495.98
3/31/2023	111,903.54	58,372.64	25,258.18
6/30/2023	163,552.3	72,113.56	27,465.74
9/30/2023	148,992.18	70,116.01	26,567.61
12/31/2023	210,926.36	84,861.41	29,673.36
3/31/2024	384,583.17	117,380.3	32,806.87
5/31/2024	455,152.65	130,139.54	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Semiconductors - NAV	219.24%	70.82%	46.49%
Ultra Semiconductors - Market Price	219.26%	70.73%	46.52%
Dow Jones U.S. Semiconductors Index℠	94.40%	43.26%	29.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 1,002,454,748	$ 1,002,454,748	$ 1,002,454,748	$ 1,002,454,748	$ 1,002,454,748	$ 1,002,454,748
Holdings Count | Holding	45	45	45	45	45	45
Advisory Fees Paid, Amount						$ 3,435,579
InvestmentCompanyPortfolioTurnover						104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,002,454,748 Number of Portfolio Holdings45 Net Investment Advisory Fees$3,435,579 Portfolio Turnover Rate104%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	33.7%
Broadcom, Inc.	7.3%
Advanced Micro Devices, Inc.	3.4%
QUALCOMM, Inc.	2.8%
Applied Materials, Inc.	2.2%
Texas Instruments, Inc.	2.2%
Micron Technology, Inc.	1.7%
Intel Corp.	1.6%
Lam Research Corp.	1.5%
Analog Devices, Inc.	1.4%

Material Fund Change [Text Block]
C000038835
Shareholder Report [Line Items]
Fund Name						Short Financials
Trading Symbol						SEF
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$86	0.95%

Expenses Paid, Amount						$ 86
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -19.70% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short Financials : $2,812	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,760.8	10,242	10,207
9/30/2014	9,604.39	10,360.09	10,322.12
12/31/2014	8,806.18	11,214.51	10,831.28
3/31/2015	8,804.53	11,130.03	10,934.25
6/30/2015	8,655.81	11,269.15	10,964.86
9/30/2015	9,064.21	10,615.54	10,258.73
12/31/2015	8,490.93	11,223.81	10,980.94
3/31/2016	8,700.31	10,800.67	11,129.18
6/30/2016	8,430.88	11,033.68	11,402.43
9/30/2016	7,973.29	11,617.06	11,841.66
12/31/2016	6,999.79	13,171.06	12,294.51
3/31/2017	6,766.53	13,581.92	13,040.31
6/30/2017	6,509.87	14,096.67	13,443.26
9/30/2017	6,208.01	14,774.72	14,045.52
12/31/2017	5,808.77	15,808.95	14,978.14
3/31/2018	5,827.44	15,666.67	14,864.31
6/30/2018	5,834.82	15,680.77	15,374.15
9/30/2018	5,629.8	16,334.66	16,559.5
12/31/2018	6,369.66	14,389.2	14,320.66
3/31/2019	5,732.64	16,078.5	16,275.43
6/30/2019	5,393.93	17,192.74	16,975.27
9/30/2019	5,250.96	17,706.8	17,263.85
12/31/2019	4,893.29	19,075.53	18,829.68
3/31/2020	6,165.77	13,568.43	15,139.06
6/30/2020	5,119.7	15,466.65	18,248.63
9/30/2020	4,876.97	16,065.21	19,878.23
12/31/2020	4,068.53	18,974.62	22,293.43
3/31/2021	3,586.23	21,299.01	23,668.94
6/30/2021	3,274.12	23,166.93	25,692.63
9/30/2021	3,192.83	23,570.04	25,841.65
12/31/2021	2,968.9	25,106.8	28,691.98
3/31/2022	3,005.91	24,443.98	27,372.15
6/30/2022	3,526.08	20,496.28	22,965.23
9/30/2022	3,707.71	19,424.33	21,844.53
12/31/2022	3,318.57	21,677.55	23,495.98
3/31/2023	3,425.26	21,185.47	25,258.18
6/30/2023	3,301.97	22,314.65	27,465.74
9/30/2023	3,397.52	22,062.5	26,567.61
12/31/2023	3,026.68	25,157.87	29,673.36
3/31/2024	2,742.14	28,292.54	32,806.87
5/31/2024	2,812.32	27,964.34	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Financials - NAV	- 19.70%	-13.12%	-11.91%
Short Financials - Market Price	-19.51%	-13.10%	-11.91%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, SP or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 11,751,962	$ 11,751,962	$ 11,751,962	$ 11,751,962	$ 11,751,962	$ 11,751,962
Holdings Count | Holding	9	9	9	9	9	9
Advisory Fees Paid, Amount						$ 103,936
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,751,962 Number of Portfolio Holdings9 Net Investment Advisory Fees$103,936 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	69.7%
U.S. Treasury Bills	59.0%

Material Fund Change [Text Block]
C000182948
Shareholder Report [Line Items]
Fund Name						Equities for Rising Rates ETF
Trading Symbol						EQRR
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$41	0.35%

Expenses Paid, Amount						$ 41
Expense Ratio, Percent						0.35%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising interest rates drove strong performance and outperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 35.02%. For the same period, the Index had a total return of 35.61% and a volatility of 15.65%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Equities for Rising Rates ETF : $17,407	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $17,868	Nasdaq-100® Index : $33,230
7/24/2017	10,000	10,000	10,000
9/30/2017	10,568	10,578	10,088
12/31/2017	11,702	11,727	10,820
3/31/2018	11,688	11,725	11,161
6/30/2018	12,147	12,198	11,973
9/30/2018	12,623	12,688	13,003
12/31/2018	9,609	9,661	10,824
3/31/2019	10,643	10,710	12,652
6/30/2019	10,718	10,810	13,190
9/30/2019	10,276	10,373	13,360
12/31/2019	11,473	11,598	15,096
3/31/2020	6,322	6,382	13,542
6/30/2020	7,888	7,971	17,646
9/30/2020	7,889	7,979	19,873
12/31/2020	10,351	10,491	22,474
3/31/2021	12,373	12,556	22,869
6/30/2021	13,333	13,544	25,472
9/30/2021	13,215	13,437	25,750
12/31/2021	13,985	14,236	28,654
3/31/2022	14,902	15,185	26,101
6/30/2022	12,445	12,685	20,280
9/30/2022	12,333	12,580	19,384
12/31/2022	14,319	14,622	19,376
3/31/2023	13,992	14,296	23,401
6/30/2023	14,098	14,418	27,002
9/30/2023	14,570	14,916	26,230
12/31/2023	15,619	16,003	30,060
3/31/2024	17,868	18,330	32,681
5/31/2024	17,407	17,868	33,230
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Equities for Rising Rates ETF from July 24, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (7/24/17)
Equities for Rising Rates ETF - NAV	35.02%	12.21%	8.43%
Equities for Rising Rates ETF - Market Price	34.94%	12.25%	8.42%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	35.61%	12.64%	8.83%
Nasdaq-100® Index	31.12%	22.07%	19.14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq U.S. Large Cap Equities for Rising Rates Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

AssetsNet	$ 16,119,733	$ 16,119,733	$ 16,119,733	$ 16,119,733	$ 16,119,733	$ 16,119,733
Holdings Count | Holding	51	51	51	51	51	51
Advisory Fees Paid, Amount						$ 94,312
InvestmentCompanyPortfolioTurnover						144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,119,733 Number of Portfolio Holdings51 Net Investment Advisory Fees$94,312 Portfolio Turnover Rate144%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Coterra Energy, Inc.	3.2%
Marathon Oil Corp.	3.2%
Diamondback Energy, Inc.	3.1%
EOG Resources, Inc.	3.0%
Halliburton Co.	2.9%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%
McKesson Corp.	2.8%
Marathon Petroleum Corp.	2.7%
Bunge Global SA	2.7%

Material Fund Change [Text Block]
C000038859
Shareholder Report [Line Items]
Fund Name						UltraShort Financials
Trading Symbol						SKF
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$77	0.95%

Expenses Paid, Amount						$ 77
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Financials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the SP Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.87% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Financials : $501	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,530.9	10,242	10,207
9/30/2014	9,229.21	10,360.09	10,322.12
12/31/2014	7,737.93	11,214.51	10,831.28
3/31/2015	7,707.7	11,130.03	10,934.25
6/30/2015	7,446.74	11,269.15	10,964.86
9/30/2015	8,097.52	10,615.54	10,258.73
12/31/2015	7,069.58	11,223.81	10,980.94
3/31/2016	7,343.84	10,800.67	11,129.18
6/30/2016	6,851.15	11,033.68	11,402.43
9/30/2016	6,123.08	11,617.06	11,841.66
12/31/2016	4,711.42	13,171.06	12,294.51
3/31/2017	4,397.33	13,581.92	13,040.31
6/30/2017	4,064.49	14,096.67	13,443.26
9/30/2017	3,691.28	14,774.72	14,045.52
12/31/2017	3,224.08	15,808.95	14,978.14
3/31/2018	3,208.21	15,666.67	14,864.31
6/30/2018	3,194.94	15,680.77	15,374.15
9/30/2018	2,959.19	16,334.66	16,559.5
12/31/2018	3,728.85	14,389.2	14,320.66
3/31/2019	2,995.49	16,078.5	16,275.43
6/30/2019	2,629.79	17,192.74	16,975.27
9/30/2019	2,471.07	17,706.8	17,263.85
12/31/2019	2,135.97	19,075.53	18,829.68
3/31/2020	3,035.06	13,568.43	15,139.06
6/30/2020	1,987.29	15,466.65	18,248.63
9/30/2020	1,791.89	16,065.21	19,878.23
12/31/2020	1,231.55	18,974.62	22,293.43
3/31/2021	950.86	21,299.01	23,668.94
6/30/2021	790.66	23,166.93	25,692.63
9/30/2021	749.39	23,570.04	25,841.65
12/31/2021	644.71	25,106.8	28,691.98
3/31/2022	656.76	24,443.98	27,372.15
6/30/2022	888.86	20,496.28	22,965.23
9/30/2022	969.02	19,424.33	21,844.53
12/31/2022	757.74	21,677.55	23,495.98
3/31/2023	791.48	21,185.47	25,258.18
6/30/2023	724.25	22,314.65	27,465.74
9/30/2023	756.91	22,062.5	26,567.61
12/31/2023	592.1	25,157.87	29,673.36
3/31/2024	480.46	28,292.54	32,806.87
5/31/2024	500.71	27,964.34	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Financials - NAV	- 38.87%	-29.75%	-25.88%
UltraShort Financials - Market Price	-38.81%	-29.74%	-25.88%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 14,743,285	$ 14,743,285	$ 14,743,285	$ 14,743,285	$ 14,743,285	$ 14,743,285
Holdings Count | Holding	9	9	9	9	9	9
Advisory Fees Paid, Amount						$ 76,289
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,743,285 Number of Portfolio Holdings9 Net Investment Advisory Fees$76,289 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	80.6%
Repurchase Agreements with various counterparties	80.6%

Material Fund Change [Text Block]
C000038818
Shareholder Report [Line Items]
Fund Name						Ultra SmallCap600
Trading Symbol						SAA
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$109	0.95%

Expenses Paid, Amount						$ 109
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra SmallCap600(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SP SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 30.10% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra SmallCap600 : $24,824	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	10,942.270000	10,472	10,233
9/30/2014	9,451.260000	9,767.610000	10,278.030000
12/31/2014	11,279.980000	10,729.280000	10,812.480000
3/31/2015	12,085.090000	11,154.580000	10,962.780000
6/30/2015	12,057.540000	11,175.770000	10,981.410000
9/30/2015	9,817.630000	10,139.780000	10,246.760000
12/31/2015	10,451.230000	10,516.980000	10,922.020000
3/31/2016	10,848.580000	10,796.730000	11,093.490000
6/30/2016	11,471.900000	11,172.090000	11,381.920000
9/30/2016	13,061.760000	11,976.610000	11,834.920000
12/31/2016	15,957.740000	13,310.080000	12,346.190000
3/31/2017	16,137.980000	13,451.690000	13,054.860000
6/30/2017	16,526.720000	13,681.720000	13,441.290000
9/30/2017	18,377.370000	14,497.150000	14,038.080000
12/31/2017	19,672.720000	15,071.230000	14,954.770000
3/31/2018	19,590.420000	15,157.140000	14,847.090000
6/30/2018	22,888.130000	16,486.420000	15,389.010000
9/30/2018	24,815.090000	17,262.930000	16,520.110000
12/31/2018	15,425.520000	13,793.080000	14,212.250000
3/31/2019	18,883.440000	15,394.460000	16,150.800000
6/30/2019	19,252.990000	15,682.330000	16,822.670000
9/30/2019	18,830.060000	15,650.970000	17,080.060000
12/31/2019	21,785.210000	16,935.910000	18,603.600000
3/31/2020	8,796.040000	11,408.030000	14,776.840000
6/30/2020	12,132.740000	13,910.950000	17,845.990000
9/30/2020	12,701.660000	14,351.930000	19,373.600000
12/31/2020	21,482.110000	18,845.520000	21,938.670000
3/31/2021	29,419.520000	22,282.940000	23,454.630000
6/30/2021	31,740.950000	23,287.900000	25,363.840000
9/30/2021	29,579.380000	22,626.530000	25,452.610000
12/31/2021	32,547.300000	23,902.660000	28,178.590000
3/31/2022	28,501.630000	22,559.330000	26,871.100000
6/30/2022	20,465.800000	19,376.210000	22,566.350000
9/30/2022	17,963.370000	18,368.650000	21,492.190000
12/31/2022	20,761.340000	20,056.730000	23,166.430000
3/31/2023	21,237.140000	20,572.190000	24,825.150000
6/30/2023	22,107.040000	21,267.530000	26,907.980000
9/30/2023	19,537.520000	20,219.040000	26,003.870000
12/31/2023	25,085.800000	23,276.160000	29,067.130000
3/31/2024	25,677.550000	23,848.750000	32,063.950000
5/31/2024	24,824.050000	23,646.030000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra SmallCap600 - NAV	30.10%	8.16%	9.52%
Ultra SmallCap600 - Market Price	29.80%	8.17%	9.53%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 32,757,886	$ 32,757,886	$ 32,757,886	$ 32,757,886	$ 32,757,886	$ 32,757,886
Holdings Count | Holding	609	609	609	609	609	609
Advisory Fees Paid, Amount						$ 86,018
InvestmentCompanyPortfolioTurnover						38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$32,757,886 Number of Portfolio Holdings609 Net Investment Advisory Fees$86,018 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Abercrombie & Fitch Co., Class A	0.6%
Fabrinet	0.6%
ATI, Inc.	0.5%
SPS Commerce, Inc.	0.4%
Ensign Group, Inc. (The)	0.4%
Mueller Industries, Inc.	0.4%
Meritage Homes Corp.	0.4%
SPX Technologies, Inc.	0.4%
SM Energy Co.	0.4%
Badger Meter, Inc.	0.4%

Material Fund Change [Text Block]
C000051849
Shareholder Report [Line Items]
Fund Name						Short FTSE China 50
Trading Symbol						YXI
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$92	0.95%

Expenses Paid, Amount						$ 92
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.98% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short FTSE China 50 : $5,262	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,783.020000	10,274	10,180
9/30/2014	9,344.480000	10,522.300000	9,976.400000
12/31/2014	8,321.220000	11,626.250000	10,072.170000
3/31/2015	7,672.570000	12,412.720000	10,291.750000
6/30/2015	7,176.070000	13,164.930000	10,353.500000
9/30/2015	8,908.770000	9,971.120000	9,461.030000
12/31/2015	8,597.860000	10,302.160000	9,986.110000
3/31/2016	8,743.970000	9,833.410000	10,003.090000
6/30/2016	8,394.330000	9,969.950000	10,139.130000
9/30/2016	7,474.340000	11,028.790000	10,653.190000
12/31/2016	7,934.700000	10,561.750000	10,874.770000
3/31/2017	7,113.240000	11,539.960000	11,614.260000
6/30/2017	6,831.230000	12,046.560000	12,114.830000
9/30/2017	6,121.240000	13,263.260000	12,747.220000
12/31/2017	5,681.210000	14,321.670000	13,468.720000
3/31/2018	5,435.230000	14,453.430000	13,331.340000
6/30/2018	5,848.660000	13,638.260000	13,516.640000
9/30/2018	5,812.550000	13,574.160000	14,201.940000
12/31/2018	6,216.880000	12,630.760000	12,368.470000
3/31/2019	5,465.060000	14,135.080000	13,886.080000
6/30/2019	5,580.930000	13,855.200000	14,456.790000
9/30/2019	5,976.990000	13,022.510000	14,560.880000
12/31/2019	5,335.250000	14,465.400000	15,858.260000
3/31/2020	5,892.440000	12,515.460000	12,572.430000
6/30/2020	5,392.750000	13,386.540000	14,913.410000
9/30/2020	4,968	13,998.310000	16,048.320000
12/31/2020	4,360.750000	16,078.450000	18,327.190000
3/31/2021	4,228.950000	15,821.200000	19,296.690000
6/30/2021	4,190.560000	15,980.990000	20,749.730000
9/30/2021	4,840.160000	13,471.980000	20,614.860000
12/31/2021	4,981.430000	12,863.040000	22,276.420000
3/31/2022	5,232.370000	11,531.720000	21,227.200000
6/30/2022	4,711.790000	11,911.110000	17,977.320000
9/30/2022	6,086.980000	9,187.040000	16,754.860000
12/31/2022	5,200.790000	10,349.200000	18,527.520000
3/31/2023	4,931.510000	10,752.820000	19,954.140000
6/30/2023	5,313.590000	9,930.230000	21,323
9/30/2023	5,433.970000	9,824.970000	20,542.570000
12/31/2023	5,858.330000	9,011.460000	22,861.830000
3/31/2024	5,820.070000	9,074.540000	24,919.390000
5/31/2024	5,262.060000	9,946.600000	25,156.130000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short FTSE China 50 - NAV	- 5.98%	-2.53%	-6.22%
Short FTSE China 50 - Market Price	-5.92%	-2.47%	-6.20%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 6,802,450	$ 6,802,450	$ 6,802,450	$ 6,802,450	$ 6,802,450	$ 6,802,450
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,802,450 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.2%

Material Fund Change [Text Block]
C000051861
Shareholder Report [Line Items]
Fund Name						UltraShort FTSE China 50
Trading Symbol						FXP
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$85	0.95%

Expenses Paid, Amount						$ 85
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort FTSE China 50(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -21.55% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort FTSE China 50 : $1,248	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,563.590000	10,274	10,180
9/30/2014	8,686.590000	10,522.300000	9,976.400000
12/31/2014	6,809.070000	11,626.250000	10,072.170000
3/31/2015	5,747.110000	12,412.720000	10,291.750000
6/30/2015	4,941.280000	13,164.930000	10,353.500000
9/30/2015	7,324.800000	9,971.120000	9,461.030000
12/31/2015	6,759.430000	10,302.160000	9,986.110000
3/31/2016	6,833.730000	9,833.410000	10,003.090000
6/30/2016	6,208.480000	9,969.950000	10,139.130000
9/30/2016	4,886.810000	11,028.790000	10,653.190000
12/31/2016	5,476.070000	10,561.750000	10,874.770000
3/31/2017	4,390.490000	11,539.960000	11,614.260000
6/30/2017	4,035.630000	12,046.560000	12,114.830000
9/30/2017	3,220.900000	13,263.260000	12,747.220000
12/31/2017	2,750.330000	14,321.670000	13,468.720000
3/31/2018	2,465.180000	14,453.430000	13,331.340000
6/30/2018	2,831.590000	13,638.260000	13,516.640000
9/30/2018	2,758.540000	13,574.160000	14,201.940000
12/31/2018	3,092.870000	12,630.760000	12,368.470000
3/31/2019	2,363.040000	14,135.080000	13,886.080000
6/30/2019	2,439.460000	13,855.200000	14,456.790000
9/30/2019	2,773	13,022.510000	14,560.880000
12/31/2019	2,198.530000	14,465.400000	15,858.260000
3/31/2020	2,540.430000	12,515.460000	12,572.430000
6/30/2020	2,087.440000	13,386.540000	14,913.410000
9/30/2020	1,738.050000	13,998.310000	16,048.320000
12/31/2020	1,329.530000	16,078.450000	18,327.190000
3/31/2021	1,226.600000	15,821.200000	19,296.690000
6/30/2021	1,198.240000	15,980.990000	20,749.730000
9/30/2021	1,570.060000	13,471.980000	20,614.860000
12/31/2021	1,641.770000	12,863.040000	22,276.420000
3/31/2022	1,639.520000	11,531.720000	21,227.200000
6/30/2022	1,288.840000	11,911.110000	17,977.320000
9/30/2022	2,114.240000	9,187.040000	16,754.860000
12/31/2022	1,446.460000	10,349.200000	18,527.520000
3/31/2023	1,259.350000	10,752.820000	19,954.140000
6/30/2023	1,420.470000	9,930.230000	21,323
9/30/2023	1,441.590000	9,824.970000	20,542.570000
12/31/2023	1,631.170000	9,011.460000	22,861.830000
3/31/2024	1,560.760000	9,074.540000	24,919.390000
5/31/2024	1,248.320000	9,946.600000	25,156.130000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort FTSE China 50 - NAV	- 21.55%	-14.97%	-18.79%
UltraShort FTSE China 50 - Market Price	-21.87%	-14.96%	-18.79%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 14,973,096	$ 14,973,096	$ 14,973,096	$ 14,973,096	$ 14,973,096	$ 14,973,096
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 50,808
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,973,096 Number of Portfolio Holdings8 Net Investment Advisory Fees$50,808 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	42.4%
Repurchase Agreements with various counterparties	4.6%

Material Fund Change [Text Block]
C000096244
Shareholder Report [Line Items]
Fund Name						Hedge Replication ETF
Trading Symbol						HDG
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$98	0.95%

Expenses Paid, Amount						$ 98
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Hedge Replication ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Higher risk-free rates drove strong absolute returns, while hedge factor replication drove returns in excess of the aggregate bond index. For the year ended May 31, 2024, the Fund had a total return of 6.94%. For the same period, the Index had a total return of 7.87% and a volatility of 3.70%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Hedge Replication ETF : $12,547	Merrill Lynch Factor Model® — Exchange Series : $13,833	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,085	10,095	10,207
9/30/2014	9,978	10,018	10,322
12/31/2014	10,046	10,126	10,831
3/31/2015	10,267	10,358	10,934
6/30/2015	10,225	10,341	10,965
9/30/2015	9,883	10,009	10,259
12/31/2015	10,013	10,191	10,981
3/31/2016	9,958	10,140	11,129
6/30/2016	9,992	10,177	11,402
9/30/2016	10,185	10,407	11,842
12/31/2016	10,236	10,506	12,295
3/31/2017	10,442	10,723	13,040
6/30/2017	10,526	10,838	13,443
9/30/2017	10,689	11,033	14,046
12/31/2017	10,795	11,183	14,978
3/31/2018	10,759	11,155	14,864
6/30/2018	10,762	11,209	15,374
9/30/2018	10,884	11,361	16,560
12/31/2018	10,341	10,826	14,321
3/31/2019	10,839	11,365	16,275
6/30/2019	10,962	11,523	16,975
9/30/2019	10,948	11,532	17,264
12/31/2019	11,323	11,959	18,830
3/31/2020	10,350	10,958	15,139
6/30/2020	11,105	11,779	18,249
9/30/2020	11,123	11,815	19,878
12/31/2020	12,152	12,958	22,293
3/31/2021	12,520	13,366	23,669
6/30/2021	12,701	13,608	25,693
9/30/2021	12,392	13,320	25,842
12/31/2021	12,485	13,465	28,692
3/31/2022	12,035	13,031	27,372
6/30/2022	11,280	12,227	22,965
9/30/2022	10,933	11,914	21,845
12/31/2022	11,448	12,500	23,496
3/31/2023	11,761	12,838	25,258
6/30/2023	11,913	13,028	27,466
9/30/2023	11,856	13,020	26,568
12/31/2023	12,275	13,507	29,673
3/31/2024	12,520	13,797	32,807
5/31/2024	12,547	13,833	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Hedge Replication ETF - NAV	6.94%	3.24%	2.30%
Hedge Replication ETF - Market Price	7.03%	3.22%	2.29%
Merrill Lynch Factor Model® — Exchange Series	7.87%	4.24%	3.30%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Merrill Lynch Factor Model® – Exchange Series," "Merrill Lynch Factor Model®," and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML") and have been licensed for use by ProShares. Certain trademarks and other marks are property of Standard & Poor's Financial Services LLC, MSCI Inc., Russell Investments, or their respective affiliates (collectively, "the Index Entities") and have been licensed for use by BofAML. ProShares have not been passed on by BofAML or the Index Entities as to their legality or suitability. ProShares are not sponsored, endorsed, recommended, sold or promoted by BofAML or the Index Entities, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 27,919,054	$ 27,919,054	$ 27,919,054	$ 27,919,054	$ 27,919,054	$ 27,919,054
Holdings Count | Holding	1,944	1,944	1,944	1,944	1,944	1,944
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,919,054 Number of Portfolio Holdings1,944 Net Investment Advisory Fees$- Portfolio Turnover Rate57%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	18%
Swap Agreements (Long)	17%
Swap Agreements (Short)	(9)%
Futures Contracts	(10)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.3%
MicroStrategy, Inc., Class A	0.2%
Comfort Systems USA, Inc.	0.1%
Onto Innovation, Inc.	0.1%
Carvana Co., Class A	0.1%
elf Beauty, Inc.	0.1%
Fabrinet	0.1%
Light & Wonder, Inc.	0.1%
Weatherford International plc	0.1%
Abercrombie & Fitch Co., Class A	0.1%

Material Fund Change [Text Block]
C000051853
Shareholder Report [Line Items]
Fund Name						Short High Yield
Trading Symbol						SJB
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$93	0.95%

Expenses Paid, Amount						$ 93
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -3.80% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 10.86% and a volatility of 4.91%. The index performance was driven by factors such as tightening credit spreads overcame the impact of rising risk-free rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short High Yield : $6,662	Markit iBoxx® $ Liquid High Yield Index : $14,274	Bloomberg U.S. Aggregate Bond Index : $11,331
5/31/2014	10,000	10,000	10,000
6/30/2014	9,919.190000	10,000	10,005
9/30/2014	10,062.360000	9,761.080000	10,022.010000
12/31/2014	10,059.300000	9,722.910000	10,201.400000
3/31/2015	9,796.950000	9,944.270000	10,365.650000
6/30/2015	9,800.240000	9,879.630000	10,191.500000
9/30/2015	10,232.630000	9,372.800000	10,316.860000
12/31/2015	10,284.310000	9,234.090000	10,258.050000
3/31/2016	9,965.950000	9,540.660000	10,568.870000
6/30/2016	9,423.690000	9,996.220000	10,802.440000
9/30/2016	8,980.940000	10,504.730000	10,852.130000
12/31/2016	8,857.890000	10,648.420000	10,528.740000
3/31/2017	8,631.650000	10,895.840000	10,615.080000
6/30/2017	8,448.460000	11,121.380000	10,768.990000
9/30/2017	8,299.570000	11,310.450000	10,860.530000
12/31/2017	8,301.550000	11,320.620000	10,902.890000
3/31/2018	8,388.980000	11,202.890000	10,743.700000
6/30/2018	8,344.250000	11,357.490000	10,726.510000
9/30/2018	8,120.620000	11,641.430000	10,728.660000
12/31/2018	8,509.390000	11,151.320000	10,904.610000
3/31/2019	7,936.490000	11,987.670000	11,225.210000
6/30/2019	7,797.970000	12,277.770000	11,570.940000
9/30/2019	7,717.900000	12,441.070000	11,833.600000
12/31/2019	7,537.260000	12,785.690000	11,854.900000
3/31/2020	8,373.860000	11,252.680000	12,228.330000
6/30/2020	7,659.100000	12,124.770000	12,582.950000
9/30/2020	7,301.840000	12,641.280000	12,660.970000
12/31/2020	6,847.860000	13,383.320000	12,745.800000
3/31/2021	6,758.990000	13,474.330000	12,316.260000
6/30/2021	6,569.610000	13,789.630000	12,541.650000
9/30/2021	6,488.180000	13,879.260000	12,547.920000
12/31/2021	6,380.410000	13,981.970000	12,549.180000
3/31/2022	6,629.350000	13,369.560000	11,805.010000
6/30/2022	7,232.370000	12,047.310000	11,251.360000
9/30/2022	7,325.720000	11,962.980000	10,716.920000
12/31/2022	6,991.940000	12,478.580000	10,917.320000
3/31/2023	6,800.040000	12,934.050000	11,240.480000
6/30/2023	6,837.160000	13,091.850000	11,146.060000
9/30/2023	6,958.620000	13,140.290000	10,786.040000
12/31/2023	6,595.290000	14,087.700000	11,521.650000
3/31/2024	6,601.610000	14,246.890000	11,431.780000
5/31/2024	6,661.820000	14,273.960000	11,331.180000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short High Yield - NAV	- 3.80%	-3.68%	-3.98%
Short High Yield - Market Price	-3.76%	-3.66%	-3.99%
Markit iBoxx® $ Liquid High Yield Index	10.86%	3.57%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 94,835,023	$ 94,835,023	$ 94,835,023	$ 94,835,023	$ 94,835,023	$ 94,835,023
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 1,101,880
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$94,835,023 Number of Portfolio Holdings8 Net Investment Advisory Fees$1,101,880 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	92.3%
Repurchase Agreements with various counterparties	20.3%

Material Fund Change [Text Block]
C000038819
Shareholder Report [Line Items]
Fund Name						Ultra Technology
Trading Symbol						ROM
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$119	0.95%

Expenses Paid, Amount						$ 119
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Technology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Technology Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 50.42% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 29.17% and a volatility of 17.51%. The index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Technology : $158,497	S&P Technology Select Industry Index : $61,433	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,611.840000	10,189	10,253
9/30/2014	11,474.720000	10,637.200000	10,246.850000
12/31/2014	12,295.060000	11,076.750000	10,780.710000
3/31/2015	12,366.560000	11,170.500000	10,974.760000
6/30/2015	12,259.470000	11,170.500000	10,989.030000
9/30/2015	10,860.420000	10,620.910000	10,190.130000
12/31/2015	12,649.040000	11,530.060000	10,831.090000
3/31/2016	12,900.260000	11,747.980000	10,931.810000
6/30/2016	12,084.510000	11,438.650000	11,218.230000
9/30/2016	15,450.860000	12,992.470000	11,717.440000
12/31/2016	15,732.640000	13,169.370000	12,202.540000
3/31/2017	19,886.840000	14,860.780000	12,909.070000
6/30/2017	21,174.410000	15,419.540000	13,297.630000
9/30/2017	24,318.850000	16,613.020000	13,905.330000
12/31/2017	28,509.440000	18,079.940000	14,785.540000
3/31/2018	29,963.580000	18,759.750000	14,696.830000
6/30/2018	33,354.280000	19,958.500000	15,265.590000
9/30/2018	39,168.410000	21,774.720000	16,350.980000
12/31/2018	25,648.540000	17,966.320000	14,002.980000
3/31/2019	35,967.490000	21,500.300000	15,969
6/30/2019	38,344.230000	22,414.060000	16,622.130000
9/30/2019	40,155.650000	23,158.210000	16,811.620000
12/31/2019	51,858.850000	26,495.310000	18,331.390000
3/31/2020	36,294.260000	23,376.810000	14,489.130000
6/30/2020	60,901	30,827	17,689.780000
9/30/2020	74,346.460000	34,483.080000	19,294.240000
12/31/2020	93,529.480000	39,031.400000	22,142.070000
3/31/2021	98,023.070000	40,381.880000	23,570.240000
6/30/2021	125,607.280000	45,990.930000	25,524.210000
9/30/2021	129,776.900000	46,970.540000	25,493.580000
12/31/2021	166,153.290000	53,565.200000	27,823.690000
3/31/2022	130,206.560000	48,240.820000	26,321.210000
6/30/2022	74,689.200000	37,420.400000	21,888.720000
9/30/2022	61,790.890000	34,640.070000	20,890.600000
12/31/2022	60,123.410000	35,069.600000	22,390.540000
3/31/2023	90,754.200000	43,749.330000	24,011.620000
6/30/2023	117,737.670000	50,504.230000	26,026.190000
9/30/2023	102,354.240000	47,701.240000	25,169.930000
12/31/2023	138,335.030000	56,149.130000	28,223.040000
3/31/2024	158,709.020000	60,927.420000	31,059.460000
5/31/2024	158,497.040000	61,433.120000	31,099.840000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Technology - NAV	50.42%	36.74%	31.83%
Ultra Technology - Market Price	49.69%	36.68%	31.78%
S&P Technology Select Industry Index	29.17%	25.29%	20.47%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 662,540,779	$ 662,540,779	$ 662,540,779	$ 662,540,779	$ 662,540,779	$ 662,540,779
Holdings Count | Holding	75	75	75	75	75	75
Advisory Fees Paid, Amount						$ 4,559,526
InvestmentCompanyPortfolioTurnover						17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$662,540,779 Number of Portfolio Holdings75 Net Investment Advisory Fees$4,559,526 Portfolio Turnover Rate17%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	15.8%
Apple, Inc.	15.2%
NVIDIA Corp.	3.8%
Broadcom, Inc.	3.2%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.7%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%

Material Fund Change [Text Block]
C000038860
Shareholder Report [Line Items]
Fund Name						UltraShort Health Care
Trading Symbol						RXD
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$88	0.95%

Expenses Paid, Amount						$ 88
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Health Care(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 14.36% and a volatility of 10.60%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Health Care : $682	S&P Health Care Select Sector Index : $28,337	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,460.85	10,218	10,207
9/30/2014	8,449.02	10,740.59	10,322.12
12/31/2014	7,057.35	11,588.29	10,831.28
3/31/2015	6,011.35	12,433.04	10,934.25
6/30/2015	5,562.42	12,837.12	10,964.86
9/30/2015	6,750.09	11,376.25	10,258.73
12/31/2015	5,555.17	12,351.2	10,980.94
3/31/2016	6,096.78	11,605.18	11,129.18
6/30/2016	5,314.4	12,307.82	11,402.43
9/30/2016	5,085.04	12,518.5	11,841.66
12/31/2016	5,401.69	12,048.73	12,294.51
3/31/2017	4,562.23	13,077.22	13,040.31
6/30/2017	3,963.68	14,014.86	13,443.26
9/30/2017	3,667.03	14,554.43	14,045.52
12/31/2017	3,544.82	14,800.4	14,978.14
3/31/2018	3,514.54	14,701.24	14,864.31
6/30/2018	3,249.1	15,255.48	15,374.15
9/30/2018	2,497.92	17,447.69	16,559.5
12/31/2018	2,984.35	15,723.86	14,320.66
3/31/2019	2,571.56	16,912.58	16,275.43
6/30/2019	2,513.96	17,105.38	16,975.27
9/30/2019	2,653.69	16,638.41	17,263.85
12/31/2019	2,019.92	19,067.61	18,829.68
3/31/2020	2,218.47	16,657.47	15,139.06
6/30/2020	1,564.82	19,219.39	18,248.63
9/30/2020	1,363.71	20,372.55	19,878.23
12/31/2020	1,129.14	22,110.33	22,293.43
3/31/2021	1,046.88	22,762.58	23,668.94
6/30/2021	877.26	24,738.37	25,692.63
9/30/2021	843.92	25,079.76	25,841.65
12/31/2021	700.71	27,334.43	28,691.98
3/31/2022	738.2	26,287.52	27,372.15
6/30/2022	814.35	24,547.29	22,965.23
9/30/2022	893.69	23,275.74	21,844.53
12/31/2022	707.67	26,108.4	23,495.98
3/31/2023	776.45	25,118.89	25,258.18
6/30/2023	748.55	25,859.9	27,465.74
9/30/2023	808.58	25,174.61	26,567.61
12/31/2023	730.97	26,788.3	29,673.36
3/31/2024	633.67	29,159.07	32,806.87
5/31/2024	682.08	28,336.78	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Health Care - NAV	- 15.68%	-24.97%	-23.55%
UltraShort Health Care - Market Price	-16.56%	-25.11%	-23.69%
S&P Health Care Select Sector Index	14.36%	12.53%	11.08%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 774,395	$ 774,395	$ 774,395	$ 774,395	$ 774,395	$ 774,395
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$774,395 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	102.7%
Repurchase Agreements with various counterparties	29.6%

Material Fund Change [Text Block]
C000107655
Shareholder Report [Line Items]
Fund Name						Inflation Expectations ETF
Trading Symbol						RINF
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$31	0.30%

Expenses Paid, Amount						$ 31
Expense Ratio, Percent						0.30%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by a modest uptick in breakeven inflation which offset a higher risk-free rate. For the year ended May 31, 2024, the Fund had a total return of 7.56%. For the same period, the Index had a total return of 1.00% and a volatility of 7.33%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Inflation Expectations ETF : $11,647	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index : $10,379	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,123	10,105	9,986
9/30/2014	9,473	9,488	10,020
12/31/2014	8,855	8,898	10,215
3/31/2015	8,530	8,592	10,382
6/30/2015	8,896	8,991	10,216
9/30/2015	7,968	8,074	10,395
12/31/2015	8,148	8,280	10,297
3/31/2016	8,035	8,182	10,626
6/30/2016	7,764	7,924	10,854
9/30/2016	8,072	8,233	10,819
12/31/2016	8,394	8,601	10,405
3/31/2017	8,420	8,617	10,475
6/30/2017	7,939	8,096	10,599
9/30/2017	8,073	8,217	10,639
12/31/2017	8,367	8,486	10,646
3/31/2018	8,499	8,603	10,520
6/30/2018	8,745	8,782	10,532
9/30/2018	8,923	8,903	10,468
12/31/2018	8,257	8,194	10,737
3/31/2019	8,420	8,311	10,965
6/30/2019	8,212	8,071	11,295
9/30/2019	7,859	7,743	11,566
12/31/2019	8,398	8,242	11,475
3/31/2020	6,961	6,834	12,450
6/30/2020	7,697	7,539	12,478
9/30/2020	8,119	7,970	12,500
12/31/2020	8,582	8,433	12,396
3/31/2021	9,394	9,259	11,860
6/30/2021	9,454	9,335	12,084
9/30/2021	9,552	9,442	12,078
12/31/2021	9,968	9,882	12,110
3/31/2022	10,609	10,537	11,448
6/30/2022	10,196	10,123	11,030
9/30/2022	10,180	10,040	10,525
12/31/2022	10,790	10,519	10,601
3/31/2023	10,711	10,264	10,918
6/30/2023	10,932	10,329	10,766
9/30/2023	11,529	10,736	10,436
12/31/2023	10,911	10,011	11,010
3/31/2024	11,282	10,169	10,911
5/31/2024	11,647	10,379	10,823
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Inflation Expectations ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Inflation Expectations ETF - NAV	7.56%	6.92%	1.54%
Inflation Expectations ETF - Market Price	8.09%	6.90%	1.39%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	1.00%	4.79%	1.75%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE 30-Year TIPS (Treasury Rate-Hedged)" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE 30-Year TIPS (Treasury Rate-Hedged) are not sponsored, endorsed, sold or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 22,027,437	$ 22,027,437	$ 22,027,437	$ 22,027,437	$ 22,027,437	$ 22,027,437
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$22,027,437 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Swap Agreements (Long exposure to inverse index)	134%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	71.5%
U.S. Treasury Bills	22.6%

Material Fund Change [Text Block]
C000018467
Shareholder Report [Line Items]
Fund Name						Short MidCap400
Trading Symbol						MYY
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$88	0.95%

Expenses Paid, Amount						$ 88
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.65% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short MidCap400 : $3,090	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,589.600000	10,414	10,233
9/30/2014	9,941.960000	9,999.180000	10,278.030000
12/31/2014	9,268.360000	10,634.020000	10,812.480000
3/31/2015	8,741.840000	11,199.090000	10,962.780000
6/30/2015	8,794.150000	11,080.380000	10,981.410000
9/30/2015	9,500.640000	10,138.550000	10,246.760000
12/31/2015	9,188.440000	10,402.150000	10,922.020000
3/31/2016	8,751.470000	10,795.350000	11,093.490000
6/30/2016	8,346.030000	11,226.430000	11,381.920000
9/30/2016	7,976.370000	11,691.690000	11,834.920000
12/31/2016	7,395.550000	12,558.800000	12,346.190000
3/31/2017	7,096.860000	13,053.610000	13,054.860000
6/30/2017	6,949.550000	13,310.760000	13,441.290000
9/30/2017	6,730.110000	13,739.370000	14,038.080000
12/31/2017	6,343.760000	14,598.080000	14,954.770000
3/31/2018	6,372.230000	14,485.670000	14,847.090000
6/30/2018	6,127.350000	15,107.110000	15,389.010000
9/30/2018	5,930.810000	15,690.240000	16,520.110000
12/31/2018	7,138.390000	12,978.970000	14,212.250000
3/31/2019	6,257.470000	14,859.620000	16,150.800000
6/30/2019	6,091.150000	15,312.840000	16,822.670000
9/30/2019	6,102.870000	15,299.060000	17,080.060000
12/31/2019	5,716.900000	16,379.170000	18,603.600000
3/31/2020	7,386.140000	11,514.560000	14,776.840000
6/30/2020	5,657.590000	14,286.110000	17,845.990000
9/30/2020	5,339.310000	14,967.560000	19,373.600000
12/31/2020	4,240.490000	18,615.150000	21,938.670000
3/31/2021	3,682.020000	21,122.620000	23,454.630000
6/30/2021	3,523.440000	21,891.480000	25,363.840000
9/30/2021	3,557.080000	21,506.190000	25,452.610000
12/31/2021	3,259.210000	23,226.680000	28,178.590000
3/31/2022	3,372.710000	22,093.220000	26,871.100000
6/30/2022	3,904.290000	18,686.450000	22,566.350000
9/30/2022	3,981.380000	18,226.760000	21,492.190000
12/31/2022	3,585.060000	20,191.610000	23,166.430000
3/31/2023	3,483.060000	20,960.910000	24,825.150000
6/30/2023	3,371.920000	21,977.510000	26,907.980000
9/30/2023	3,582.070000	21,054.450000	26,003.870000
12/31/2023	3,249.210000	23,511.510000	29,067.130000
3/31/2024	3,000.420000	25,850.900000	32,063.950000
5/31/2024	3,090.340000	25,362.320000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MidCap400 - NAV	- 15.65%	-13.96%	-11.08%
Short MidCap400 - Market Price	-15.71%	-13.98%	-11.08%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 5,442,473	$ 5,442,473	$ 5,442,473	$ 5,442,473	$ 5,442,473	$ 5,442,473
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,442,473 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89)%
Futures Contracts	(11)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	93.9%

Material Fund Change [Text Block]
C000038821
Shareholder Report [Line Items]
Fund Name						Ultra Utilities
Trading Symbol						UPW
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$105	0.95%

Expenses Paid, Amount						$ 105
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Ultra Utilities(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Utilities Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 20.18% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 15.99% and a volatility of 17.26%. For the period, the Fund had an average statistical correlation of over 0.99 to twice that of the return of the Index. The index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Ultra Utilities : $27,687	S&P Utilities Select Industry Index : $23,646	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,888.520000	10,448	10,253
9/30/2014	9,818.060000	9,964	10,246.850000
12/31/2014	12,519.660000	11,313.020000	10,780.710000
3/31/2015	11,214.670000	10,776.900000	10,974.760000
6/30/2015	9,772.130000	10,099.030000	10,989.030000
9/30/2015	10,650.530000	10,613.070000	10,190.130000
12/31/2015	10,889.320000	10,791.370000	10,831.090000
3/31/2016	14,422.990000	12,481.300000	10,931.810000
6/30/2016	16,370.330000	13,355.640000	11,218.230000
9/30/2016	14,347.270000	12,571.090000	11,717.440000
12/31/2016	14,295.760000	12,632.360000	12,202.540000
3/31/2017	16,022.920000	13,425.540000	12,909.070000
6/30/2017	16,598.500000	13,720.900000	13,297.630000
9/30/2017	17,469.400000	14,135.270000	13,905.330000
12/31/2017	17,481.440000	14,204.540000	14,785.540000
3/31/2018	16,126.290000	13,737.210000	14,696.830000
6/30/2018	17,370.410000	14,349.890000	15,265.590000
9/30/2018	18,008.770000	14,711.500000	16,350.980000
12/31/2018	17,952.590000	14,826.250000	14,002.980000
3/31/2019	21,716.320000	16,427.490000	15,969
6/30/2019	22,827.090000	16,967.950000	16,622.130000
9/30/2019	26,685.280000	18,461.130000	16,811.620000
12/31/2019	26,560.920000	18,523.900000	18,331.390000
3/31/2020	17,578.930000	15,910.180000	14,489.130000
6/30/2020	17,667.900000	16,303.160000	17,689.780000
9/30/2020	19,271.680000	17,134.620000	19,294.240000
12/31/2020	21,948.190000	18,409.440000	22,142.070000
3/31/2021	23,074.030000	18,983.810000	23,570.240000
6/30/2021	22,637.260000	18,894.590000	25,524.210000
9/30/2021	22,955.830000	19,108.100000	25,493.580000
12/31/2021	29,111.300000	21,615.080000	27,823.690000
3/31/2022	31,397.830000	22,561.820000	26,321.210000
6/30/2022	27,841.680000	21,422.450000	21,888.720000
9/30/2022	24,112.400000	20,149.950000	20,890.600000
12/31/2022	27,783.300000	21,943.300000	22,390.540000
3/31/2023	25,427.460000	21,258.670000	24,011.620000
6/30/2023	23,606.380000	20,720.820000	26,026.190000
9/30/2023	18,910.320000	18,804.150000	25,169.930000
12/31/2023	21,578.870000	20,413.780000	28,223.040000
3/31/2024	22,965.630000	21,346.690000	31,059.460000
5/31/2024	27,687.430000	23,645.730000	31,099.840000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Utilities - NAV	20.18%	5.19%	10.72%
Ultra Utilities - Market Price	20.12%	5.25%	10.77%
S&P Utilities Select Industry Index	15.99%	8.02%	9.13%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 15,909,739	$ 15,909,739	$ 15,909,739	$ 15,909,739	$ 15,909,739	$ 15,909,739
Holdings Count | Holding	36	36	36	36	36	36
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,909,739 Number of Portfolio Holdings36 Net Investment Advisory Fees$- Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
NextEra Energy, Inc.	12.3%
Southern Co. (The)	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.2%
Sempra	3.6%
American Electric Power Co., Inc.	3.6%
Dominion Energy, Inc.	3.4%
PG&E Corp.	3.0%
Public Service Enterprise Group, Inc.	2.8%
Exelon Corp.	2.8%

Material Fund Change [Text Block]
C000123089
Shareholder Report [Line Items]
Fund Name						High Yield-Interest Rate Hedged
Trading Symbol						HYHG
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$54	0.50%

Expenses Paid, Amount						$ 54
Expense Ratio, Percent						0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

High Yield-Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Narrowing credit spreads drove strong performance while the interest rate hedge contributed outperformance relative to unhedged high yield bonds. For the year ended May 31, 2024, the Fund had a total return of 16.33%. For the same period, the Index had a total return of 16.19% and a volatility of 4.27%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	High Yield-Interest Rate Hedged : $14,231	FTSE High Yield (Treasury Rate-Hedged) Index : $14,911	Bloomberg U.S. Aggregate Bond Index : $11,328
5/31/2014	10,000	10,000	10,000
6/30/2014	10,099	10,100	10,005
9/30/2014	9,836	9,860	10,022
12/31/2014	9,609	9,686	10,201
3/31/2015	9,588	9,682	10,365
6/30/2015	9,595	9,710	10,191
9/30/2015	8,809	8,907	10,316
12/31/2015	8,694	8,784	10,258
3/31/2016	8,722	8,856	10,568
6/30/2016	8,998	9,278	10,802
9/30/2016	9,506	9,814	10,852
12/31/2016	9,965	10,249	10,529
3/31/2017	10,127	10,458	10,615
6/30/2017	10,225	10,574	10,768
9/30/2017	10,365	10,731	10,860
12/31/2017	10,406	10,811	10,902
3/31/2018	10,407	10,824	10,743
6/30/2018	10,604	11,047	10,726
9/30/2018	10,955	11,437	10,728
12/31/2018	10,178	10,658	10,903
3/31/2019	10,899	11,448	11,224
6/30/2019	11,020	11,590	11,570
9/30/2019	11,002	11,586	11,832
12/31/2019	11,366	11,968	11,854
3/31/2020	9,772	10,279	12,227
6/30/2020	10,356	10,858	12,581
9/30/2020	10,831	11,411	12,659
12/31/2020	11,427	12,080	12,743
3/31/2021	11,653	12,322	12,314
6/30/2021	11,821	12,497	12,539
9/30/2021	11,942	12,633	12,545
12/31/2021	12,056	12,806	12,547
3/31/2022	12,096	12,820	11,802
6/30/2022	11,056	11,714	11,248
9/30/2022	11,505	12,225	10,714
12/31/2022	11,875	12,546	10,915
3/31/2023	12,200	12,728	11,238
6/30/2023	12,680	13,295	11,143
9/30/2023	13,009	13,618	10,783
12/31/2023	13,609	14,251	11,518
3/31/2024	14,002	14,703	11,429
5/31/2024	14,231	14,911	11,328
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares High Yield-Interest Rate Hedged from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
High Yield-Interest Rate Hedged - NAV	16.33%	5.72%	3.59%
High Yield-Interest Rate Hedged - Market Price	16.45%	5.83%	3.59%
FTSE High Yield (Treasury Rate-Hedged) Index	16.19%	6.05%	4.27%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 136,646,937	$ 136,646,937	$ 136,646,937	$ 136,646,937	$ 136,646,937	$ 136,646,937
Holdings Count | Holding	220	220	220	220	220	220
Advisory Fees Paid, Amount						$ 615,312
InvestmentCompanyPortfolioTurnover						61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$136,646,937 Number of Portfolio Holdings220 Net Investment Advisory Fees$615,312 Portfolio Turnover Rate61%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
TransDigm, Inc. 5.50%, due 11/15/27	1.8%
Organon & Co. 4.13%, due 04/30/28	1.4%
Directv Financing LLC 5.88%, due 08/15/27	1.3%
Caesars Entertainment, Inc. 7.00%, due 02/15/30	1.2%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.2%
CCO Holdings LLC 4.25%, due 02/01/31	1.1%
HUB International Ltd. 7.38%, due 01/31/32	1.1%
DISH Network Corp. 11.75%, due 11/15/27	1.1%
Venture Global LNG, Inc. 9.50%, due 02/01/29	1.0%
Tenet Healthcare Corp. 6.13%, due 10/01/28	1.0%

Material Fund Change [Text Block]
C000038861
Shareholder Report [Line Items]
Fund Name						UltraShort Industrials
Trading Symbol						SIJ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$78	0.95%

Expenses Paid, Amount						$ 78
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Industrials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -35.53% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 12.59%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Industrials : $540	S&P Industrials Select Sector Index : $27,909	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,749.8	10,043	10,207
9/30/2014	10,069.86	9,827.03	10,322.12
12/31/2014	8,711.15	10,428.78	10,831.28
3/31/2015	8,286.31	10,594.01	10,934.25
6/30/2015	8,517.41	10,393.78	10,964.86
9/30/2015	9,718.28	9,561.24	10,258.73
12/31/2015	8,278.05	10,252.52	10,980.94
3/31/2016	7,331.28	10,733.36	11,129.18
6/30/2016	6,758.53	11,070.43	11,402.43
9/30/2016	6,126.45	11,567.74	11,841.66
12/31/2016	5,408.02	12,255.39	12,294.51
3/31/2017	4,874.75	12,872.85	13,040.31
6/30/2017	4,411.1	13,503.62	13,443.26
9/30/2017	3,929.7	14,298.98	14,045.52
12/31/2017	3,448.46	15,262.73	14,978.14
3/31/2018	3,449.17	15,097.89	14,864.31
6/30/2018	3,467.47	15,007.31	15,374.15
9/30/2018	2,918.19	16,386.48	16,559.5
12/31/2018	4,116.51	13,543.42	14,320.66
3/31/2019	2,901.7	16,076.05	16,275.43
6/30/2019	2,634.7	16,844.48	16,975.27
9/30/2019	2,573.83	16,965.76	17,263.85
12/31/2019	2,284.64	17,990.49	18,829.68
3/31/2020	3,137.34	13,408.31	15,139.06
6/30/2020	1,870.85	16,328.64	18,248.63
9/30/2020	1,469.37	18,167.25	19,878.23
12/31/2020	1,047.59	21,213.9	22,293.43
3/31/2021	857.5	23,121.03	23,668.94
6/30/2021	758.65	24,395	25,692.63
9/30/2021	802.65	23,511.9	25,841.65
12/31/2021	688.24	25,110.71	28,691.98
3/31/2022	771.06	23,352.96	27,372.15
6/30/2022	1,036.48	19,623.49	22,965.23
9/30/2022	1,086.45	18,913.12	21,844.53
12/31/2022	812.76	21,585.54	23,495.98
3/31/2023	758.74	22,472.71	25,258.18
6/30/2023	679.64	23,931.19	27,465.74
9/30/2023	773.75	22,696.34	26,567.61
12/31/2023	616.53	25,658.21	29,673.36
3/31/2024	511.22	28,472.92	32,806.87
5/31/2024	539.98	27,909.15	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Industrials - NAV	- 35.53%	-29.31%	-25.31%
UltraShort Industrials - Market Price	-35.47%	-29.30%	-25.35%
S&P Industrials Select Sector Index	29.78%	13.42%	10.80%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("SP") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 1,230,064	$ 1,230,064	$ 1,230,064	$ 1,230,064	$ 1,230,064	$ 1,230,064
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,230,064 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	110.5%

Material Fund Change [Text Block]
C000018469
Shareholder Report [Line Items]
Fund Name						Short QQQ
Trading Symbol						PSQ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$86	0.95%

Expenses Paid, Amount						$ 86
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -18.50% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short QQQ : $1,394	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,691.53	10,309
9/30/2014	9,138.04	10,878.94
12/31/2014	8,638.11	11,411.65
3/31/2015	8,358.61	11,711.24
6/30/2015	8,168.52	11,915.02
9/30/2015	8,424.57	11,363.35
12/31/2015	7,578.77	12,523.55
3/31/2016	7,636.21	12,285.6
6/30/2016	7,668.37	12,145.66
9/30/2016	6,902.57	13,446.07
12/31/2016	6,871.41	13,456.23
3/31/2017	6,128.35	15,083.51
6/30/2017	5,873.23	15,715.51
9/30/2017	5,533.67	16,685.16
12/31/2017	5,166.14	17,896.5
3/31/2018	4,966.2	18,460.24
6/30/2018	4,629.25	19,802.3
9/30/2018	4,279.94	21,507.28
12/31/2018	5,051.84	17,902.66
3/31/2019	4,330.22	20,926.42
6/30/2019	4,169.57	21,815.79
9/30/2019	4,117.39	22,097.21
12/31/2019	3,656.93	24,967.64
3/31/2020	3,789.13	22,398.47
6/30/2020	2,833.79	29,185.21
9/30/2020	2,467.18	32,868.38
12/31/2020	2,149.71	37,170.85
3/31/2021	2,077.56	37,825.06
6/30/2021	1,849.6	42,129.55
9/30/2021	1,819.5	42,588.76
12/31/2021	1,617.49	47,392.77
3/31/2022	1,729.18	43,170.08
6/30/2022	2,150.2	33,543.15
9/30/2022	2,225.15	32,060.54
12/31/2022	2,203.61	32,047.72
3/31/2023	1,836.81	38,704.03
6/30/2023	1,614.1	44,660.58
9/30/2023	1,687.84	43,383.29
12/31/2023	1,497.04	49,717.25
3/31/2024	1,400.7	54,052.59
5/31/2024	1,393.9	54,960.67

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short QQQ - NAV	- 18.50%	-20.85%	-17.88%
Short QQQ - Market Price	-18.47%	-20.86%	-17.89%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 569,807,010	$ 569,807,010	$ 569,807,010	$ 569,807,010	$ 569,807,010	$ 569,807,010
Holdings Count | Holding	20	20	20	20	20	20
Advisory Fees Paid, Amount						$ 5,567,267
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,807,010 Number of Portfolio Holdings20 Net Investment Advisory Fees$5,567,267 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97)%
Futures Contracts	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	127.8%
Repurchase Agreements with various counterparties	11.6%

Material Fund Change [Text Block]
C000074108
Shareholder Report [Line Items]
Fund Name						UltraPro Dow30℠
Trading Symbol						UDOW
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UDOW	$117	0.95%

Expenses Paid, Amount						$ 117
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 46.22% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro Dow30℠ : $55,652	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,201.880000	10,075	10,207
9/30/2014	10,656.590000	10,263.750000	10,322.120000
12/31/2014	12,164.530000	10,797.800000	10,831.280000
3/31/2015	12,018.570000	10,832.990000	10,934.250000
6/30/2015	11,748.040000	10,801.570000	10,964.860000
9/30/2015	9,112.280000	10,047.620000	10,258.730000
12/31/2015	11,148.320000	10,821.290000	10,980.940000
3/31/2016	11,560.550000	11,059.360000	11,129.180000
6/30/2016	12,064.490000	11,288.160000	11,402.430000
9/30/2016	12,931.220000	11,601.770000	11,841.660000
12/31/2016	16,390.640000	12,606.550000	12,294.510000
3/31/2017	18,857.500000	13,260.860000	13,040.310000
6/30/2017	20,892.740000	13,784.660000	13,443.260000
9/30/2017	24,228.750000	14,553.840000	14,045.520000
12/31/2017	32,598.070000	16,148.940000	14,978.140000
3/31/2018	29,260.570000	15,832.430000	14,864.310000
6/30/2018	29,482.390000	16,031.910000	15,374.150000
9/30/2018	38,026.490000	17,575.790000	16,559.500000
12/31/2018	24,932.680000	15,587.970000	14,320.660000
3/31/2019	33,763.150000	17,428.900000	16,275.430000
6/30/2019	36,083.330000	17,988.370000	16,975.270000
9/30/2019	36,866.340000	18,317.560000	17,263.850000
12/31/2019	43,770.420000	19,539.340000	18,829.680000
3/31/2020	14,724.740000	15,098.050000	15,139.060000
6/30/2020	22,223.660000	17,892.700000	18,248.630000
9/30/2020	27,464.970000	19,363.480000	19,878.230000
12/31/2020	36,285.910000	21,441.180000	22,293.430000
3/31/2021	45,176.900000	23,218.650000	23,668.940000
6/30/2021	51,676.440000	24,398.160000	25,692.630000
9/30/2021	48,644.600000	24,041.950000	25,841.650000
12/31/2021	59,902.210000	25,934.050000	28,691.980000
3/31/2022	51,409.400000	24,870.750000	27,372.150000
6/30/2022	34,743.450000	22,189.680000	22,965.230000
9/30/2022	27,477.450000	20,820.580000	21,844.530000
12/31/2022	40,529.020000	24,153.960000	23,495.980000
3/31/2023	39,857.510000	24,378.590000	25,258.180000
6/30/2023	43,009.090000	25,346.420000	27,465.740000
9/30/2023	38,789.910000	24,814.140000	26,567.610000
12/31/2023	53,739.340000	28,062.310000	29,673.360000
3/31/2024	61,781.770000	29,785.340000	32,806.870000
5/31/2024	55,652.130000	33,023.010000	33,026.680000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Dow30℠ - NAV	46.22%	13.58%	18.73%
UltraPro Dow30℠ - Market Price	46.34%	13.65%	18.76%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500®	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

AssetsNet	$ 722,062,437	$ 722,062,437	$ 722,062,437	$ 722,062,437	$ 722,062,437	$ 722,062,437
Holdings Count | Holding	40	40	40	40	40	40
Advisory Fees Paid, Amount						$ 4,622,038
InvestmentCompanyPortfolioTurnover						87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$722,062,437 Number of Portfolio Holdings40 Net Investment Advisory Fees$4,622,038 Portfolio Turnover Rate87%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	231%
Futures Contracts	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	5.2%
Goldman Sachs Group, Inc. (The)	4.8%
Microsoft Corp.	4.4%
Caterpillar, Inc.	3.6%
Home Depot, Inc. (The)	3.5%
Amgen, Inc.	3.2%
Visa, Inc., Class A	2.9%
McDonald's Corp.	2.7%
American Express Co.	2.5%
Salesforce, Inc.	2.5%

Material Fund Change [Text Block]
C000132381
Shareholder Report [Line Items]
Fund Name						Investment Grade-Interest Rate Hedged
Trading Symbol						IGHG
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$32	0.30%

Expenses Paid, Amount						$ 32
Expense Ratio, Percent						0.30%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Investment Grade–Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Narrowing credit spreads drove strong performance while the interest rate hedge contributed outperformance relative to unhedged investment grade bonds. For the year ended May 31, 2024, the Fund had a total return of 13.78%. For the same period, the Index had a total return of 14.09% and a volatility of 4.62%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Line Graph [Table Text Block]

Value Based on a $10,000 InvestmentFootnote Reference*

	Investment Grade-Interest Rate Hedged : $13,642	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $13,824	Bloomberg U.S. Aggregate Bond Index : $11,328
5/31/2014	10,000	10,000	10,000
6/30/2014	10,049	10,046	10,005
9/30/2014	9,937	9,944	10,022
12/31/2014	9,742	9,788	10,201
3/31/2015	9,760	9,800	10,365
6/30/2015	9,729	9,739	10,191
9/30/2015	9,440	9,450	10,316
12/31/2015	9,532	9,582	10,258
3/31/2016	9,559	9,562	10,568
6/30/2016	9,618	9,667	10,802
9/30/2016	9,914	9,971	10,852
12/31/2016	10,224	10,288	10,529
3/31/2017	10,290	10,353	10,615
6/30/2017	10,447	10,530	10,768
9/30/2017	10,610	10,702	10,860
12/31/2017	10,801	10,929	10,902
3/31/2018	10,693	10,815	10,743
6/30/2018	10,502	10,622	10,726
9/30/2018	10,862	11,000	10,728
12/31/2018	10,333	10,467	10,903
3/31/2019	10,844	10,967	11,224
6/30/2019	11,101	11,222	11,570
9/30/2019	11,120	11,255	11,832
12/31/2019	11,641	11,780	11,854
3/31/2020	9,898	9,964	12,227
6/30/2020	10,843	10,893	12,581
9/30/2020	11,024	11,094	12,659
12/31/2020	11,719	11,820	12,743
3/31/2021	11,906	12,010	12,314
6/30/2021	12,003	12,138	12,539
9/30/2021	11,962	12,119	12,545
12/31/2021	11,863	12,024	12,547
3/31/2022	11,574	11,745	11,802
6/30/2022	11,126	11,279	11,248
9/30/2022	11,069	11,265	10,714
12/31/2022	11,716	11,987	10,915
3/31/2023	11,885	11,990	11,238
6/30/2023	12,231	12,344	11,143
9/30/2023	12,675	12,777	10,783
12/31/2023	13,084	13,248	11,518
3/31/2024	13,394	13,580	11,429
5/31/2024	13,642	13,824	11,328
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Investment Grade-Interest Rate Hedged from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Investment Grade-Interest Rate Hedged - NAV	13.78%	4.76%	3.15%
Investment Grade-Interest Rate Hedged - Market Price	13.80%	4.81%	3.08%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	14.09%	5.13%	3.46%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

AssetsNet	$ 293,273,957	$ 293,273,957	$ 293,273,957	$ 293,273,957	$ 293,273,957	$ 293,273,957
Holdings Count | Holding	202	202	202	202	202	202
Advisory Fees Paid, Amount						$ 874,765
InvestmentCompanyPortfolioTurnover						62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$293,273,957 Number of Portfolio Holdings202 Net Investment Advisory Fees$874,765 Portfolio Turnover Rate62%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	94%
Futures Contracts	(91)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.7%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.6%
Morgan Stanley 4.38%, due 01/22/47	1.6%
Oracle Corp. 6.50%, due 04/15/38	1.5%
Apple, Inc. 3.45%, due 02/09/45	1.4%
Bank of America Corp. 5.88%, due 02/07/42	1.3%
Pfizer, Inc. 7.20%, due 03/15/39	1.3%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.3%
Wells Fargo & Co. 5.61%, due 01/15/44	1.2%
Vodafone Group plc 6.15%, due 02/27/37	1.2%

Material Fund Change [Text Block]
C000018460
Shareholder Report [Line Items]
Fund Name						UltraShort MidCap400
Trading Symbol						MZZ
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$79	0.95%

Expenses Paid, Amount						$ 79
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -32.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort MidCap400 : $609	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,199.110000	10,414	10,233
9/30/2014	9,884.880000	9,999.180000	10,278.030000
12/31/2014	8,563.780000	10,634.020000	10,812.480000
3/31/2015	7,597.920000	11,199.090000	10,962.780000
6/30/2015	7,686.410000	11,080.380000	10,981.410000
9/30/2015	8,907.830000	10,138.550000	10,246.760000
12/31/2015	8,302	10,402.150000	10,922.020000
3/31/2016	7,463.210000	10,795.350000	11,093.490000
6/30/2016	6,749.400000	11,226.430000	11,381.920000
9/30/2016	6,151.890000	11,691.690000	11,834.920000
12/31/2016	5,276.980000	12,558.800000	12,346.190000
3/31/2017	4,846.090000	13,053.610000	13,054.860000
6/30/2017	4,632.860000	13,310.760000	13,441.290000
9/30/2017	4,333.140000	13,739.370000	14,038.080000
12/31/2017	3,843.830000	14,598.080000	14,954.770000
3/31/2018	3,844.680000	14,485.670000	14,847.090000
6/30/2018	3,535.440000	15,107.110000	15,389.010000
9/30/2018	3,298.150000	15,690.240000	16,520.110000
12/31/2018	4,704.700000	12,978.970000	14,212.250000
3/31/2019	3,584.980000	14,859.620000	16,150.800000
6/30/2019	3,371.740000	15,312.840000	16,822.670000
9/30/2019	3,349.310000	15,299.060000	17,080.060000
12/31/2019	2,926.070000	16,379.170000	18,603.600000
3/31/2020	4,446.810000	11,514.560000	14,776.840000
6/30/2020	2,487.460000	14,286.110000	17,845.990000
9/30/2020	2,198.990000	14,967.560000	19,373.600000
12/31/2020	1,375.430000	18,615.150000	21,938.670000
3/31/2021	1,025.710000	21,122.620000	23,454.630000
6/30/2021	935.660000	21,891.480000	25,363.840000
9/30/2021	949.560000	21,506.190000	25,452.610000
12/31/2021	793.100000	23,226.680000	28,178.590000
3/31/2022	843.550000	22,093.220000	26,871.100000
6/30/2022	1,106.080000	18,686.450000	22,566.350000
9/30/2022	1,131.330000	18,226.760000	21,492.190000
12/31/2022	894.600000	20,191.610000	23,166.430000
3/31/2023	827.310000	20,960.910000	24,825.150000
6/30/2023	761.470000	21,977.510000	26,907.980000
9/30/2023	847.190000	21,054.450000	26,003.870000
12/31/2023	684.810000	23,511.510000	29,067.130000
3/31/2024	577.850000	25,850.900000	32,063.950000
5/31/2024	609.330000	25,362.320000	32,221.060000

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MidCap400 - NAV	- 32.68%	-31.05%	-24.41%
UltraShort MidCap400 - Market Price	-32.66%	-31.07%	-24.40%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 1,534,134	$ 1,534,134	$ 1,534,134	$ 1,534,134	$ 1,534,134	$ 1,534,134
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,534,134 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(180)%
Futures Contracts	(20)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	64.8%
Repurchase Agreements with various counterparties	60.3%

Material Fund Change [Text Block]
C000038841
Shareholder Report [Line Items]
Fund Name						Short Real Estate
Trading Symbol						REK
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$94	0.95%

Expenses Paid, Amount						$ 94
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

Short Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -3.02% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	Short Real Estate : $4,560	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,876.11	10,032	10,207
9/30/2014	10,095.08	9,764.52	10,322.12
12/31/2014	8,941.34	10,964.14	10,831.28
3/31/2015	8,500.13	11,432.31	10,934.25
6/30/2015	9,284.25	10,395.4	10,964.86
9/30/2015	9,142.77	10,443.21	10,258.73
12/31/2015	8,456.95	11,198.26	10,980.94
3/31/2016	7,951.78	11,774.97	11,129.18
6/30/2016	7,405.49	12,574.94	11,402.43
9/30/2016	7,442.32	12,430.76	11,841.66
12/31/2016	7,618.76	12,044.21	12,294.51
3/31/2017	7,362.63	12,431.54	13,040.31
6/30/2017	7,173.65	12,753.51	13,443.26
9/30/2017	7,091.1	12,897.63	14,045.52
12/31/2017	6,922.78	13,229.1	14,978.14
3/31/2018	7,336.75	12,447.26	14,864.31
6/30/2018	6,826.06	13,415.65	15,374.15
9/30/2018	6,807.06	13,502.85	16,559.5
12/31/2018	7,228.2	12,696.73	14,320.66
3/31/2019	6,212.74	14,865.34	16,275.43
6/30/2019	6,132.78	15,135.89	16,975.27
9/30/2019	5,741.27	16,240.8	17,263.85
12/31/2019	5,712.66	16,369.11	18,829.68
3/31/2020	6,832.2	12,376.68	15,139.06
6/30/2020	5,690.25	14,098.28	18,248.63
9/30/2020	5,505.72	14,390.11	19,878.23
12/31/2020	5,057.57	15,501.03	22,293.43
3/31/2021	4,657.15	16,694.61	23,668.94
6/30/2021	4,140.87	18,644.54	25,692.63
9/30/2021	4,076.77	18,803.02	25,841.65
12/31/2021	3,527.92	21,544.5	28,691.98
3/31/2022	3,728.44	20,144.11	27,372.15
6/30/2022	4,279.41	17,231.27	22,965.23
9/30/2022	4,756.82	15,437.49	21,844.53
12/31/2022	4,531.71	16,122.92	23,495.98
3/31/2023	4,491.14	16,376.05	25,258.18
6/30/2023	4,478.57	16,672.45	27,465.74
9/30/2023	5,001.21	15,188.61	26,567.61
12/31/2023	4,248.38	18,048.62	29,673.36
3/31/2024	4,340.9	17,949.35	32,806.87
5/31/2024	4,560.01	17,258.3	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Real Estate - NAV	- 3.02%	-6.08%	-7.55%
Short Real Estate - Market Price	-3.12%	-6.12%	-7.54%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 17,962,157	$ 17,962,157	$ 17,962,157	$ 17,962,157	$ 17,962,157	$ 17,962,157
Holdings Count | Holding	8	8	8	8	8	8
Advisory Fees Paid, Amount						$ 187,739
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,962,157 Number of Portfolio Holdings8 Net Investment Advisory Fees$187,739 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	84.9%
U.S. Treasury Bills	38.6%

Material Fund Change [Text Block]
C000074098
Shareholder Report [Line Items]
Fund Name						UltraPro QQQ
Trading Symbol						TQQQ
Security Exchange Name						NASDAQ
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraPro QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$118	0.84%

Expenses Paid, Amount						$ 118
Expense Ratio, Percent						0.84%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraPro QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Nasdaq-100® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 82.84% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraPro QQQ : $225,645	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	10,926.62	10,309
9/30/2014	12,639.88	10,878.94
12/31/2014	14,221.17	11,411.65
3/31/2015	15,031.16	11,711.24
6/30/2015	15,543.22	11,915.02
9/30/2015	12,808.79	11,363.35
12/31/2015	16,696.68	12,523.55
3/31/2016	14,986.79	12,285.6
6/30/2016	14,098.21	12,145.66
9/30/2016	18,833.2	13,446.07
12/31/2016	18,541.86	13,456.23
3/31/2017	25,796.82	15,083.51
6/30/2017	28,560.71	15,715.51
9/30/2017	33,480.41	16,685.16
12/31/2017	40,539.87	17,896.5
3/31/2018	42,074.88	18,460.24
6/30/2018	50,061.2	19,802.3
9/30/2018	62,419.56	21,507.28
12/31/2018	32,574.89	17,902.66
3/31/2019	49,865.67	20,926.42
6/30/2019	54,389.72	21,815.79
9/30/2019	54,128.74	22,097.21
12/31/2019	76,200.2	24,967.64
3/31/2020	42,013.47	22,398.47
6/30/2020	85,913.6	29,185.21
9/30/2020	115,575.46	32,868.38
12/31/2020	159,907.57	37,170.85
3/31/2021	160,007.28	37,825.06
6/30/2021	215,441.39	42,129.55
9/30/2021	218,690.18	42,588.76
12/31/2021	291,518.38	47,392.77
3/31/2022	203,108.46	43,170.08
6/30/2022	84,080.62	33,543.15
9/30/2022	67,855.02	32,060.54
12/31/2022	61,144.24	32,047.72
3/31/2023	100,599.57	38,704.03
6/30/2023	146,551.74	44,660.58
9/30/2023	127,607.71	43,383.29
12/31/2023	182,328.93	49,717.25
3/31/2024	222,616.27	54,052.59
5/31/2024	225,645.36	54,960.67

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro QQQ - NAV	82.84%	38.60%	36.57%
UltraPro QQQ - Market Price	82.67%	38.61%	36.59%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

AssetsNet	$ 21,486,427,377	$ 21,486,427,377	$ 21,486,427,377	$ 21,486,427,377	$ 21,486,427,377	$ 21,486,427,377
Holdings Count | Holding	128	128	128	128	128	128
Advisory Fees Paid, Amount						$ 118,708,915
InvestmentCompanyPortfolioTurnover						32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,486,427,377 Number of Portfolio Holdings128 Net Investment Advisory Fees$118,708,915 Portfolio Turnover Rate32%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Swap Agreements	247%
Futures Contracts	12%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	3.5%
Apple, Inc.	3.3%
NVIDIA Corp.	3.1%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Costco Wholesale Corp.	1.0%
Tesla, Inc.	1.0%
Netflix, Inc.	0.8%

Material Fund Change [Text Block]
C000038855
Shareholder Report [Line Items]
Fund Name						UltraShort Materials
Trading Symbol						SMN
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Additional Information Phone Number						866-776-5125
Additional Information Website						https://www.proshares.com/geared_shareholder_reports
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$80	0.95%

Expenses Paid, Amount						$ 80
Expense Ratio, Percent						0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

UltraShort Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -31.13% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 24.59% and a volatility of 14.44%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Line Graph [Table Text Block]
	UltraShort Materials : $655	S&P Materials Select Sector Index : $21,999	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,585.81	10,168	10,207
9/30/2014	9,722.84	10,044.12	10,322.12
12/31/2014	10,074.44	9,700.36	10,831.28
3/31/2015	9,886.84	9,677.99	10,934.25
6/30/2015	10,003.54	9,566.7	10,964.86
9/30/2015	14,564.77	7,733.72	10,258.73
12/31/2015	11,670.13	8,493.94	10,980.94
3/31/2016	10,224.34	8,854.09	11,129.18
6/30/2016	9,144.76	9,221.56	11,402.43
9/30/2016	8,213.69	9,648.73	11,841.66
12/31/2016	7,243.59	10,215.94	12,294.51
3/31/2017	6,198.63	10,988.04	13,040.31
6/30/2017	6,025.61	11,092.43	13,443.26
9/30/2017	5,172.71	11,946.54	14,045.52
12/31/2017	4,508.82	12,780.41	14,978.14
3/31/2018	4,907.45	12,073.66	14,864.31
6/30/2018	4,503.58	12,505.89	15,374.15
9/30/2018	4,485.08	12,494.64	16,559.5
12/31/2018	5,888.42	10,714.15	14,320.66
3/31/2019	4,850.59	11,722.35	16,275.43
6/30/2019	4,382.11	12,265.1	16,975.27
9/30/2019	4,540.78	11,987.91	17,263.85
12/31/2019	3,945.44	12,830.66	18,829.68
3/31/2020	6,030.82	9,117.46	15,139.06
6/30/2020	3,153.7	11,816.23	18,248.63
9/30/2020	2,449.46	13,131.38	19,878.23
12/31/2020	1,749.15	15,179.88	22,293.43
3/31/2021	1,357.31	16,863.32	23,668.94
6/30/2021	1,213.22	17,595.19	25,692.63
9/30/2021	1,298.69	16,762.94	25,841.65
12/31/2021	946.17	19,396.4	28,691.98
3/31/2022	858.72	19,980.23	27,372.15
6/30/2022	1,199.98	16,355.82	22,965.23
9/30/2022	1,314.21	15,345.03	21,844.53
12/31/2022	921.83	17,929.13	23,495.98
3/31/2023	814.27	18,979.78	25,258.18
6/30/2023	772.98	19,608.01	27,465.74
9/30/2023	867.17	18,674.67	26,567.61
12/31/2023	731.09	20,482.37	29,673.36
3/31/2024	626.23	22,336.03	32,806.87
5/31/2024	655.04	21,998.75	33,026.68

Average Annual Return [Table Text Block]

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Materials - NAV	- 31.13%	-34.87%	-23.86%
UltraShort Materials - Market Price	-32.37%	-35.02%	-23.95%
S&P Materials Select Sector Index	24.59%	14.03%	8.68%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

AssetsNet	$ 1,160,753	$ 1,160,753	$ 1,160,753	$ 1,160,753	$ 1,160,753	$ 1,160,753
Holdings Count | Holding	7	7	7	7	7	7
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,160,753 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Holdings [Text Block]

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	85.6%
Repurchase Agreements with various counterparties	26.7%

Material Fund Change [Text Block]